CREDIT SUISSE INSTITUTIONAL FUNDS                            CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

INTERNATIONAL FUND

U.S. CORE EQUITY FUND

FIXED INCOME FUND

HIGH YIELD FUND

                        August 31, 2001   ANNUAL REPORT

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. Institutional shareholders may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 8500, Boston, MA 02266-8500.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
        (FORMERLY CREDIT SUISSE INSTITUTIONAL INTERNATIONAL GROWTH FUND)
                           PORTFOLIO MANAGER'S LETTER

                                                                 October 1, 2001

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional International Fund(1) (the "Fund") for the fiscal year ended August 31, 2001. Please note that we will discuss the impact of the events of September 11, 2001 on the Fund's investment environment and performance in our letter for the calendar quarter ended September 30, 2001.

At August 31, 2001, the net asset value ("NAV") of the Fund was $10.86 per share, compared to an NAV of $23.61 at August 31, 2000. As a result, the Fund's total return was -34.01%, assuming the reinvestment of dividends and distributions totaling $6.3856 per share. By comparison, the MSCI EAFE Index(2) ("EAFE") returned -24.35% during the same period.

The Fund underperformed its EAFE benchmark primarily because of stock selection in three major geographies. These were the U.K., Continental Europe and Japan.

- THE U.K. Stock selection in the U.K. was least effective in the weak telecom sector. We owned several prominent names among the nation's service providers and equipment manufacturers, each of which endured significant selling due to big-picture and company-specific reasons.

- CONTINENTAL EUROPE. Telecom also was the culprit in our Continental exposure, where our relative returns were lowest in the Netherlands, Spain and Sweden. We held leading telecom-related names in each of these markets.

- JAPAN. Although Japanese stock selection was widely diversified across Japanese industry sectors, such diversification was not enough to offset the cumulative thud of a market falling to depths last seen in the mid-1980s.

Besides telecom, other sector allocations that dampened the Fund's overall results included consumer-oriented names, both in the discretionary and staples subsectors; technology, in which stocks were battered worldwide throughout the fiscal year; and health care, notably pharmaceutical manufacturers in Europe and Japan.

Our country weightings relative to EAFE hurt the portfolio's return in local-currency terms, but most of this negative impact was muted by favorable movements in the yen, euro and British pound versus the U.S. dollar.

The most positive contribution to performance came from our stock selection in Finland, France and Germany. In Finland, we owned shares in a paper maker that fared especially well, while French and German holdings included a varied group of companies that outperformed their respective country markets.

As other developments occur in the international equity markets, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,


The Credit Suisse Asset Management International Equity Management Team


Steven D. Bleiberg, Managing Director
Richard W. Watt, Managing Director
Emily Alejos, Director
Alan Zlatar, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR INVESTMENTS IN EMERGING MARKETS.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND(1), AND THE MSCI EAFE INDEX(2) FROM INCEPTION (9/30/92) AND AT EACH QUARTER END. (UNAUDITED)


            AVERAGE ANNUAL
             TOTAL RETURNS
FOR THE PERIODS ENDED AUGUST 31, 2001

One Year                       (34.01%)
Three Years                     (3.98%)
Five Years                       3.68%
From Inception (9/30/92)         5.97%


[CHART]

               CREDIT SUISSE
               INSTITUTIONAL             MSCI
           INTERNATIONAL FUND(1)    EAFE INDEX(2)
                  $10,000                   $10,000
   10/92          $9,920                     $9,475
   11/92          $9,947                     $9,565
   12/92          $9,947                     $9,614
    1/93          $10,000                    $9,613
    2/93          $10,173                    $9,903
    3/93          $10,707                   $10,767
    4/93          $11,287                   $11,789
    5/93          $11,520                   $12,038
    6/93          $11,347                   $11,850
    7/93          $11,467                   $12,265
    8/93          $12,487                   $12,926
    9/93          $12,367                   $12,636
   10/93          $12,880                   $13,025
   11/93          $12,447                   $11,887
   12/93          $13,920                   $12,745
    1/94          $14,601                   $13,823
    2/94          $14,154                   $13,785
    3/94          $13,087                   $13,191
    4/94          $13,294                   $13,750
    5/94          $13,349                   $13,672
    6/94          $13,218                   $13,865
    7/94          $13,597                   $13,998
    8/94          $14,264                   $14,330
    9/94          $14,065                   $13,878
   10/94          $14,237                   $14,341
   11/94          $13,431                   $13,652
   12/94          $12,754                   $13,737
    1/95          $11,920                   $13,210
    2/95          $11,741                   $13,172
    3/95          $12,155                   $13,993
    4/95          $12,669                   $14,520
    5/95          $12,834                   $14,347
    6/95          $12,690                   $14,095
    7/95          $13,410                   $14,972
    8/95          $13,115                   $14,402
    9/95          $13,223                   $14,683
   10/95          $12,791                   $14,288
   11/95          $12,899                   $14,686
   12/95          $13,308                   $15,278
    1/96          $13,950                   $15,340
    2/96          $13,856                   $15,392
    3/96          $14,138                   $15,719
    4/96          $14,448                   $16,176
    5/96          $14,427                   $15,879
    6/96          $14,506                   $15,968
    7/96          $13,741                   $15,502
    8/96          $14,008                   $15,535
    9/96          $14,340                   $15,948
   10/96          $14,138                   $15,785
   11/96          $14,701                   $16,413
   12/96          $14,873                   $16,202
    1/97          $14,924                   $15,635
    2/97          $15,151                   $15,890
    3/97          $15,026                   $15,948
    4/97          $14,990                   $16,033
    5/97          $15,911                   $17,076
    6/97          $16,824                   $18,018
    7/97          $17,606                   $18,309
    8/97          $16,203                   $16,942
    9/97          $17,577                   $17,891
   10/97          $16,503                   $16,516
   11/97          $16,649                   $16,348
   12/97          $17,077                   $16,490
    1/98          $17,462                   $17,244
    2/98          $18,723                   $18,350
    3/98          $20,035                   $18,915
    4/98          $20,453                   $19,065
    5/98          $20,720                   $18,973
    6/98          $21,138                   $19,116
    7/98          $21,597                   $19,310
    8/98          $18,849                   $16,918
    9/98          $18,072                   $16,399
   10/98          $18,548                   $18,109
   11/98          $19,525                   $19,036
   12/98          $20,533                   $19,787
    1/99          $20,818                   $19,729
    2/99          $19,787                   $19,259
    3/99          $20,100                   $20,063
    4/99          $20,551                   $20,875
    5/99          $19,392                   $19,801
    6/99          $20,689                   $20,573
    7/99          $21,233                   $21,184
    8/99          $21,399                   $21,262
    9/99          $21,647                   $21,477
   10/99          $22,836                   $22,282
   11/99          $24,478                   $23,055
   12/99          $27,608                   $25,124
    1/00          $25,814                   $23,528
    2/00          $26,518                   $24,161
    3/00          $27,083                   $25,098
    4/00          $25,919                   $23,777
    5/00          $25,118                   $23,197
    6/00          $26,165                   $24,104
    7/00          $25,140                   $23,093
    8/00          $25,192                   $23,294
    9/00          $23,462                   $22,160
   10/00          $22,885                   $21,636
   11/00          $21,678                   $20,825
   12/00          $22,526                   $21,565
    1/01          $22,450                   $21,572
    2/01          $20,106                   $19,959
    3/01          $18,620                   $18,603
    4/01          $19,523                   $19,880
    5/01          $18,818                   $19,145
    6/01          $17,868                   $18,358
    7/01          $17,134                   $18,039
    8/01          $16,628                   $17,582

Note: Past performance is not predictive of future performance.
Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

(1) Name changed from Credit Suisse Institutional International Growth Fund to Credit Suisse Institutional International Fund, effective June 25, 2001.

(2) The Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) is an unmanaged index (with no defined invesment objective) of equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley Capital International & Co., Incorporated.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2001

                                                                           NUMBER
                                                                          OF SHARES                         VALUE
                                                                          ---------                         -----
COMMON STOCKS (98.6%)
AUSTRALIA (3.3%)
BANKS (1.3%)
   National Australia Bank, Ltd.                                           178,900                    $    3,124,184
                                                                                                      --------------
INDUSTRIAL CONGLOMERATES (0.6%)
   Brambles Industries, Ltd.(2)                                            300,079                         1,559,485
                                                                                                      --------------
METALS & MINING (1.4%)
   Rio Tinto, Ltd.                                                         200,059                         3,545,254
                                                                                                      --------------
TOTAL AUSTRALIA                                                                                            8,228,923
                                                                                                      --------------
BRAZIL (0.5%)
OIL & GAS (0.5%)
   Petroleo Brasileiro SA ADR                                               45,800                           980,578
   Petroleo Brasileiro SA ADR                                                9,100                           204,750
                                                                                                      --------------
TOTAL BRAZIL                                                                                               1,185,328
                                                                                                      --------------
CHINA (0.0%)
OIL & GAS (0.0%)
   PetroChina Co., Ltd.                                                        300                                61
                                                                                                      --------------
TOTAL CHINA                                                                                                       61
                                                                                                      --------------
FINLAND (2.3%)
COMMUNICATIONS EQUIPMENT (0.8%)
   Nokia Oyj Class A                                                       121,559                         1,902,568
                                                                                                      --------------
PAPER & FOREST PRODUCTS (1.5%)
   UPM-Kymmene Oyj                                                         109,637                         3,600,256
                                                                                                      --------------
TOTAL FINLAND                                                                                              5,502,824
                                                                                                      --------------
FRANCE (11.8%)
AUTOMOBILES (0.6%)
   PSA Peugeot Citroen                                                      33,153                         1,578,055
                                                                                                      --------------
BANKS (1.1%)
   BNP Paribas SA                                                           29,371                         2,694,685
                                                                                                      --------------
BUILDING PRODUCTS (0.7%)
   Compagnie de Saint Gobain                                                10,407                         1,597,645
                                                                                                      --------------
COMMUNICATIONS EQUIPMENT (0.4%)
   Alcatel SA                                                               55,992                           865,164
                                                                                                      --------------
CONSTRUCTION MATERIALS (0.7%)
   Lafarge SA                                                               17,811                         1,615,490
                                                                                                      --------------
ELECTRICAL EQUIPMENT (0.4%)
   Alstom                                                                   38,863                         1,056,954
                                                                                                      --------------
FOOD PRODUCTS (0.6%)
   Groupe Danone                                                            11,203                         1,528,524
                                                                                                      --------------
INSURANCE (0.5%)
   AXA                                                                      44,734                         1,221,097
                                                                                                      --------------
IT CONSULTING & SERVICES (0.0%)
   Cap Gemini SA                                                                82                             5,229
                                                                                                      --------------
MEDIA (1.3%)
   Publicis SA                                                              69,632                         1,650,887
   Vivendi Universal SA                                                     26,699                         1,460,022
                                                                                                      --------------
                                                                                                           3,110,909
                                                                                                      --------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER
                                                                          OF SHARES                         VALUE
                                                                          ---------                         -----
FRANCE -- (CONTINUED)
MULTI-UTILITIES (1.3%)
   Suez SA                                                                  94,994                    $    3,235,902
                                                                                                      --------------
MULTILINE RETAIL (0.6%)
   Carrefour SA                                                             27,286                         1,457,421
                                                                                                      --------------
OIL & GAS (1.8%)
   Technip SA                                                                6,920                         1,020,217
   TotalFinaElf SA                                                          22,869                         3,379,891
                                                                                                      --------------
                                                                                                           4,400,108
                                                                                                      --------------
PHARMACEUTICALS (1.8%)
   Aventis SA                                                               58,648                         4,288,614
                                                                                                      --------------
TOTAL FRANCE                                                                                              28,655,797
                                                                                                      --------------
GERMANY (7.4%)
BANKS (0.6%)
   Deutsche Bank AG                                                         22,585                         1,557,148
                                                                                                      --------------
FOOD PRODUCTS (0.4%)
   Kamps AG                                                                147,287                           953,942
                                                                                                      --------------
INDUSTRIAL CONGLOMERATES (2.2%)
   Preussag AG                                                              77,185                         2,441,347
   Siemens AG                                                               60,116                         3,061,337
                                                                                                      --------------
                                                                                                           5,502,684
                                                                                                      --------------
INSURANCE (2.6%)
   Allianz AG                                                                9,430                         2,640,907
   Muenchener Rueckversicherungs-Gesellschaft AG                            12,776                         3,662,687
                                                                                                      --------------
                                                                                                           6,303,594
                                                                                                      --------------
MULTI-UTILITIES (1.3%)
   E.On AG                                                                  56,226                         3,067,031
                                                                                                      --------------
SOFTWARE (0.3%)
   Lion Bioscience AG(1,2)                                                  10,180                           150,916
   Systeme, Anwendungen, Produkte in der Datenverarbeitung AG                                                  4,972
                                                                                                             673,315
                                                                                                      --------------
                                                                                                             824,231
                                                                                                      --------------
TOTAL GERMANY                                                                                             18,208,630
                                                                                                      --------------
HONG KONG (3.2%)
BANKS (0.6%)
   Hang Seng Bank, Ltd.                                                    128,231                         1,442,676
                                                                                                      --------------
DIVERSIFIED FINANCIALS (1.1%)
   Hutchison Whampoa, Ltd.                                                 207,200                         1,766,608
   Swire Pacific, Ltd. Class A                                             166,500                           809,063
                                                                                                      --------------
                                                                                                           2,575,671
                                                                                                      --------------
OIL & GAS (0.3%)
   CNOOC, Ltd.                                                             812,000                           801,633
                                                                                                      --------------
REAL ESTATE (0.7%)
   Cheung Kong Holdings, Ltd.                                               87,000                           803,120
   Sun Hung Kai Properties, Ltd.                                           104,600                           908,594
                                                                                                      --------------
                                                                                                           1,711,714
                                                                                                      --------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER
                                                                          OF SHARES                         VALUE
                                                                          ---------                         -----
WIRELESS TELECOMMUNICATIONS SERVICES (0.5%)
   China Mobile, Ltd.(1)                                                   413,800                    $    1,291,868
                                                                                                      --------------
TOTAL HONG KONG                                                                                            7,823,562
                                                                                                      --------------
INDIA (0.9%)
CHEMICALS (0.9%)
   Reliance Industries, Ltd. GDR(2)                                        144,500                         2,088,025
                                                                                                      --------------
TOTAL INDIA                                                                                                2,088,025
                                                                                                      --------------
ITALY (2.5%)
BANKS (0.8%)
   San Paolo-IMI SpA                                                       150,911                         1,890,397
                                                                                                      --------------
INSURANCE (0.7%)
   Assicurazioni Generali SpA                                               51,397                         1,627,078
                                                                                                      --------------
OIL & GAS (0.5%)
   ENI SpA                                                                  83,768                         1,110,961
                                                                                                      --------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.5%)
   Telecom Italia Mobile SpA                                               242,233                         1,249,826
                                                                                                      --------------
TOTAL ITALY                                                                                                5,878,262
                                                                                                      --------------
JAPAN (33.4%)
AIR FREIGHT & COURIERS (0.2%)
   Yamato Transport Co., Ltd.                                               28,000                           572,937
                                                                                                      --------------
AUTO COMPONENTS (0.6%)
   Denso Corp.                                                              90,000                         1,565,534
                                                                                                      --------------
AUTOMOBILES (3.2%)
   Honda Motor Co., Ltd.                                                    37,000                         1,333,856
   Nissan Motor Co., Ltd.                                                  218,000                         1,271,352
   Toyota Motor Corp.                                                      171,931                         5,215,683
                                                                                                      --------------
                                                                                                           7,820,891
                                                                                                      --------------
BANKS (2.3%)
   Mitsubishi Tokyo Financial Group, Inc.                                      173                         1,468,308
   Sumitomo Mitsui Banking Corp.                                           403,000                         3,284,933
   UFJ Holdings, Inc.                                                          183                           930,371
                                                                                                      --------------
                                                                                                           5,683,612
                                                                                                      --------------
CHEMICALS (1.4%)
   Mitsui Chemicals Industries                                             100,000                           314,283
   Shin-Etsu Chemical Co., Ltd.                                             45,000                         1,391,586
   Sumitomo Chemical Co., Ltd.                                             406,000                         1,743,399
                                                                                                      --------------
                                                                                                           3,449,268
                                                                                                      --------------
COMMERCIAL SERVICES & SUPPLIES (0.5%)
   Secom Co., Ltd.                                                          21,500                         1,107,513
                                                                                                      --------------
COMPUTERS & PERIPHERALS (0.8%)
   Fujitsu, Ltd.                                                            74,000                           739,373
   NEC Corp.                                                                97,000                         1,182,739
                                                                                                      --------------
                                                                                                           1,922,112
                                                                                                      --------------
DIVERSIFIED FINANCIALS (2.7%)
   Acom Co., Ltd.                                                           15,600                         1,393,502
   Daiwa Securities Group, Ltd.                                            147,000                         1,242,697
   Hitachi Capital Corp.                                                    57,900                         1,196,915
   Nomura Securities Co., Ltd.                                             137,000                         2,325,529
   Orix Corp.                                                                5,700                           566,643
                                                                                                      --------------
                                                                                                           6,725,286
                                                                                                      --------------

                 See Accompanying Notes to Financial Statements.

                                                                           NUMBER
                                                                          OF SHARES                         VALUE
                                                                          ---------                         -----
JAPAN -- (CONTINUED)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.8%)
   Nippon Telegraph & Telephone Corp.                                          431                    $    1,955,784
                                                                                                      --------------
ELECTRIC UTILITIES (1.6%)
   Chubu Electric Power Co., Inc.(2)                                        75,800                         1,484,140
   Tokyo Electric Power Co., Inc.                                           90,500                         2,334,730
                                                                                                      --------------
                                                                                                           3,818,870
                                                                                                      --------------
ELECTRICAL EQUIPMENT (0.5%)
   Furukawa Electric Co., Ltd.                                              57,000                           429,173
   Sumitomo Electric Industries, Ltd.                                       95,000                           873,355
                                                                                                      --------------
                                                                                                           1,302,528
                                                                                                      --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
   Hitachi, Ltd.                                                           157,000                         1,285,016
   Kyocera Corp.                                                            13,400                           904,212
   Omron Corp.                                                              51,000                           722,995
                                                                                                      --------------
                                                                                                           2,912,223
                                                                                                      --------------
FOOD & DRUG RETAILING (0.5%)
   Seven-Eleven Japan Co., Ltd.                                             36,000                         1,191,924
                                                                                                      --------------
FOOD PRODUCTS (0.4%)
   Nissin Food Products Co., Ltd.                                           46,600                           998,564
                                                                                                      --------------
HOUSEHOLD DURABLES (1.8%)
   Matsushita Electric Industrial Co., Ltd.                                143,000                         2,167,816
   Sanyo Electric Co., Ltd.                                                187,000                           840,708
   Sony Corp.                                                               30,500                         1,355,830
                                                                                                      --------------
                                                                                                           4,364,354
                                                                                                      --------------
HOUSEHOLD PRODUCTS (0.6%)
   Kao Corp.                                                                57,000                         1,446,544
                                                                                                      --------------
INSURANCE (0.5%)
   Tokio Marine & Fire Insurance Co., Ltd.                                 125,000                         1,318,267
                                                                                                      --------------
IT CONSULTING & SERVICES (0.3%)
   NTT Data Corp.                                                              187                           691,423
                                                                                                      --------------
LEISURE EQUIPMENT & PRODUCTS (1.6%)
   Fuji Photo Film Co.                                                      42,000                         1,559,988
   Nintendo Co., Ltd.                                                        9,100                         1,449,107
   Olympus Optical Co., Ltd.                                                62,000                           880,498
                                                                                                      --------------
                                                                                                           3,889,593
                                                                                                      --------------
MACHINERY (1.9%)
   Daikin Industries, Ltd.                                                  61,000                           980,093
   Fanuc, Ltd.                                                              18,400                           759,188
   Kubota Corp.                                                            431,000                         1,481,325
   Mitsubishi Heavy Industries, Ltd.                                        67,000                           273,065
   SMC Corp.                                                                11,500                         1,047,555
                                                                                                      --------------
                                                                                                           4,541,226
                                                                                                      --------------
MEDIA (0.6%)
   Tokyo Broadcasting System, Inc.                                          74,000                         1,430,241
                                                                                                      --------------
METALS & MINING (0.3%)
   Nippon Steel Corp.                                                      498,000                           753,272
                                                                                                      --------------

                See Accompanying Notes to Financial Statements.

                                                                           NUMBER
                                                                          OF SHARES                         VALUE
                                                                          ---------                         -----
JAPAN -- (CONTINUED)
MULTILINE RETAIL (0.8%)
   Ito-Yokado Co., Ltd.                                                     37,000                    $    1,414,695
   Marui Co., Ltd.                                                          47,000                           588,483
                                                                                                      --------------
                                                                                                           2,003,178
                                                                                                      --------------
OFFICE ELECTRONICS (1.0%)
   Canon, Inc.                                                              47,000                         1,413,939
   Ricoh Co., Ltd.                                                          68,000                         1,106,849
                                                                                                      --------------
                                                                                                           2,520,788
                                                                                                      --------------
OIL & GAS (0.8%)
   Nippon Mitsubishi Oil Corp.                                             314,000                         1,876,070
                                                                                                      --------------
PHARMACEUTICALS (1.4%)
   Takeda Chemical Industries                                               82,000                         3,369,555
                                                                                                      --------------
REAL ESTATE (0.8%)
   Mitsubishi Estate Co., Ltd.                                             176,000                         1,980,355
                                                                                                      --------------
ROAD & RAIL (1.3%)
   East Japan Railway Co.                                                      372                         2,194,471
   West Japan Railway Co.                                                      181                           990,169
                                                                                                      --------------
                                                                                                           3,184,640
                                                                                                      --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
   Murata Manufacturing Co., Ltd.                                           16,750                           999,362
   Rohm Co., Ltd.                                                           12,600                         1,388,107
   Tokyo Electron, Ltd.                                                     14,100                           772,532
                                                                                                      --------------
                                                                                                           3,160,001
                                                                                                      --------------
TEXTILES & APPAREL (0.2%)
   Nisshinbo Industries, Inc.                                              109,000                           566,979
                                                                                                      --------------
TRADING COMPANIES & DISTRIBUTORS (0.8%)
   Mitsubishi Corp.                                                        111,000                           923,438
   Mitsui & Co., Ltd.                                                      135,000                           929,111
                                                                                                      --------------
                                                                                                           1,852,549
                                                                                                      --------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.7%)
   NTT DoCoMo, Inc.                                                            134                         1,644,021
                                                                                                      --------------
TOTAL JAPAN                                                                                               81,620,102
                                                                                                      --------------
MEXICO (0.8%)
CONSTRUCTION MATERIALS (0.2%)
   Cemex SA de CV ADR(2)                                                    23,200                           597,400
                                                                                                      --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.3%)
   Telefonos de Mexico SA de CV ADR                                         17,800                           648,988
                                                                                                      --------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.3%)
   America Movil SA de CV ADR                                               44,900                           756,116
                                                                                                      --------------
TOTAL MEXICO                                                                                               2,002,504
                                                                                                      --------------
NETHERLANDS (4.0%)
BANKS (0.3%)
   ABN AMRO Holding NV                                                      41,870                           770,567
                                                                                                      --------------
DIVERSIFIED FINANCIALS (1.3%)
   Ing Groep NV                                                             97,259                         3,070,983
                                                                                                      --------------

                See Accompanying Notes to Financial Statements.

                                                                           NUMBER
                                                                          OF SHARES                         VALUE
                                                                          ---------                         -----
NETHERLANDS -- (CONTINUED)
FOOD & DRUG RETAILING (0.3%)
   Koninklijke Ahold NV(2)                                                  26,042                    $      777,338
                                                                                                      --------------
FOOD PRODUCTS (0.6%)
   Koninklijke Numico NV                                                    41,805                         1,380,386
                                                                                                      --------------
HOUSEHOLD DURABLES (1.0%)
   Koninklijke (Royal) Philips Electronics NV                               90,587                         2,442,293
                                                                                                      --------------
MEDIA (0.5%)
   Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit                  39,902                         1,310,300
                                                                                                      --------------
TOTAL NETHERLANDS                                                                                          9,751,867
                                                                                                      --------------
SINGAPORE (0.8%)
AEROSPACE & DEFENSE (0.3%)
   Singapore Technologies Engineering, Ltd.                                435,000                           634,468
                                                                                                      --------------
AIRLINES (0.2%)
   Singapore Airlines, Ltd.                                                 81,300                           560,220
                                                                                                      --------------
BANKS (0.2%)
   DBS Group Holdings, Ltd.                                                 67,900                           534,167
                                                                                                      --------------
REAL ESTATE (0.1%)
   Capitaland, Ltd.                                                        278,310                           290,862
                                                                                                      --------------
TOTAL SINGAPORE                                                                                            2,019,717
                                                                                                      --------------
SOUTH AFRICA (0.4%)
BANKS (0.4%)
   Nedcor, Ltd. ADR                                                         26,100                           911,623
                                                                                                      --------------
TOTAL SOUTH AFRICA                                                                                           911,623
                                                                                                      --------------
SOUTH KOREA (1.1%)
METALS & MINING (0.2%)
   Pohang Iron & Steel Co., Ltd. ADR                                        32,900                           572,789
                                                                                                      --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.9%)
   Samsung Electronics GDR(2)                                               28,224                         2,264,976
                                                                                                      --------------
TOTAL SOUTH KOREA                                                                                          2,837,765
                                                                                                      --------------
SPAIN (3.8%)
BANKS (1.9%)
   Banco Bilbao Vizcaya Argentaria SA                                      203,986                         2,631,217
   Banco Santander Central Hispano SA                                      223,471                         2,036,057
                                                                                                      --------------
                                                                                                           4,667,274
                                                                                                      --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.3%)
   Telefonica SA(1)                                                        271,612                         3,153,172
                                                                                                      --------------
ELECTRIC UTILITIES (0.6%)
   Endesa SA(2)                                                             82,393                         1,365,907
                                                                                                      --------------
TOTAL SPAIN                                                                                                9,186,353
                                                                                                      --------------
SWITZERLAND (5.3%)
BANKS (0.6%)
   UBS AG                                                                   31,391                         1,530,984
                                                                                                      --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
   Swisscom AG                                                               5,507                         1,580,490
                                                                                                      --------------
FOOD PRODUCTS (1.1%)
   Nestle SA                                                                13,146                         2,772,537
                                                                                                      --------------

                See Accompanying Notes to Financial Statements.

                                                                           NUMBER
                                                                          OF SHARES                         VALUE
                                                                          ---------                         -----
SWITZERLAND (5.3%)
HOUSEHOLD DURABLES (0.6%)
   Swatch Group AG                                                          18,380                    $    1,486,690
                                                                                                      --------------
PHARMACEUTICALS (2.4%)
   Novartis AG                                                              89,326                         3,256,713
   Roche Holding AG                                                         37,617                         2,693,352
                                                                                                      --------------
                                                                                                           5,950,065
                                                                                                      --------------
TOTAL SWITZERLAND                                                                                         13,320,766
                                                                                                      --------------
TAIWAN (1.4%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
   United Microelectronics Corp. ADR(1,2)                                  470,000                         3,520,300
                                                                                                      --------------
TOTAL TAIWAN                                                                                               3,520,300
                                                                                                      --------------
UNITED KINGDOM (15.7%)
BANKS (4.3%)
   Abbey National PLC                                                      159,868                         2,597,178
   Barclays PLC                                                             44,833                         1,359,147
   HSBC Holdings PLC                                                       158,361                         1,842,234
   Lloyds TSB Group PLC                                                     89,148                           918,751
   Royal Bank of Scotland Group PLC                                        157,480                         3,928,946
                                                                                                      --------------
                                                                                                          10,646,256
                                                                                                      --------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
   British Telecommunications PLC                                          228,977                         1,401,608
                                                                                                      --------------
FOOD & DRUG RETAILING (0.4%)
   Safeway PLC                                                             177,943                           907,253
                                                                                                      --------------
GAS UTILITIES (0.9%)
   BG Group PLC                                                            324,164                         1,344,786
   Centrica PLC                                                            239,489                           785,084
                                                                                                      --------------
                                                                                                           2,129,870
                                                                                                      --------------
INSURANCE (0.7%)
   CGNU PLC                                                                124,403                         1,838,769
                                                                                                      --------------
MACHINERY (0.3%)
   Invensys PLC                                                            643,306                           849,144
                                                                                                      --------------
MEDIA (0.5%)
   Reed International PLC                                                  128,633                         1,132,565
                                                                                                      --------------
METALS & MINING (0.4%)
   Anglo American PLC ADR                                                   67,900                           974,365
                                                                                                      --------------
MULTILINE RETAIL (0.2%)
   Kingfisher PLC                                                           96,776                           524,303
   Woolworths Group PLC(1)                                                 106,454                            49,798
                                                                                                      --------------
                                                                                                             574,101
                                                                                                      --------------
OIL & GAS (3.5%)
   BP PLC                                                                  553,547                         4,693,115
   Shell Transport & Trading Co. PLC                                       468,391                         3,859,038
                                                                                                      --------------
                                                                                                           8,552,153
                                                                                                      --------------
PHARMACEUTICALS (1.9%)
   GlaxoSmithKline PLC                                                     172,657                         4,578,072
                                                                                                      --------------
SOFTWARE (0.2%)
   Logica PLC                                                               47,607                           482,002
                                                                                                      --------------

                See Accompanying Notes to Financial Statements.

                                                                           NUMBER
                                                                          OF SHARES                         VALUE
                                                                          ---------                         -----
UNITED KINGDOM -- (CONTINUED)
WIRELESS TELECOMMUNICATIONS SERVICES (1.8%)
   Vodafone Group PLC                                                    2,176,128                    $    4,340,256
                                                                                                      --------------
TOTAL UNITED KINGDOM                                                                                      38,406,414
                                                                                                      --------------
 TOTAL COMMON STOCKS
   (Cost $257,285,937)                                                                                   241,148,823
                                                                                                      --------------
PREFERRED STOCK (0.2%)
BRAZIL (0.2%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.2%)
   Tele Norte Leste Participacoes SA ADR(2) (Cost $646,346)                 47,600                           518,840
                                                                                                      --------------
RIGHTS (0.0%)
FRANCE (0.0%)
BANKS (0.0%)
   BNP Paribas SA(1) (Cost $71,755)                                         10,533                            64,680
                                                                                                      --------------

                                                                           PAR
                                                                          (000)
                                                                          -----
SHORT-TERM INVESTMENT (1.0%)
   State Street Bank and Trust Co. Euro Time Deposit, 3.500%, 9/04/01
    (Cost $2,448,000)                                                       $2,448                         2,448,000
                                                                                                      --------------
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $260,452,038(3))                                                244,180,343
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                                 568,291
                                                                                                      --------------
NET ASSETS (100.0%)                                                                                   $  244,748,634
                                                                                                      ==============

(1)  Non-income producing security.
(2)  Security or a portion thereof is out on loan.
(3)  Cost for federal income tax purposes is $270,274,252.


                     INVESTMENT ABBREVIATIONS

                ADR             American Depository Receipt
                GDR             Global Depository Receipt




                 See Accompanying Notes to Financial Statements.

               CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                           PORTFOLIO MANAGER'S LETTER

                                                                 October 1, 2001

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional U.S. Core Equity Fund(1) (the "Fund") for the fiscal year ended August 31, 2001. Please note that we will discuss the impact of the events of September 11, 2001 on the Fund's investment environment and performance in our letter for the calendar quarter ended September 30, 2001.

At August 31, 2001, the net asset value ("NAV") of the Fund's shares was $11.98 per share, compared to an NAV of $20.59 on August 31, 2000. The Fund's total return was thus -22.92% (assuming the reinvestment of dividends and distributions totaling $4.4532 per share). By comparison, the Standard & Poor's 500 Index(2) returned -24.39% during the same period.

The Fund declined less than its S&P 500 benchmark in the fiscal year because of the effectiveness of our relative emphasis on certain of the drivers of stock prices that we track closely as part of our stock selection methodology. This, in turn, led us to stocks that, on balance, did better than the benchmark. By far, the two drivers that contributed most positively to the Fund's return were financial strength (in terms of net profit margins) and relative valuation (as measured by a company's earnings-to-price and book value-to-price ratios).

Throughout much of the period, we opted for a fairly defensive approach highlighting companies that scored well according to these attributes. This was because such companies were more likely than not to hold their value, or even appreciate, as macroeconomic growth slowed and investor uncertainty remained high. The consistently downward movement of the S&P 500 during the period meant that our thinking in this regard was on target.

Looking at the portfolio in terms of industry sectors, our stock selection was most favorable in financial services and technology. Nearly all of our financial stocks (led by Bank America Corp., which accounted for approximately 4.1% of total assets and was one of the Fund's biggest positions at August 31) outperformed both the S&P 500 and the S&P 500's financial subcomponent, for example. As for technology, although our tech exposure lost considerable ground, it was concentrated in names whose share prices also held up better than both the S&P 500 and the S&P 500's tech subcomponent.

Our stance with regard to leverage and another indicator of relative valuation--I.E., the change in a company's sales-to-price ratio--partially offset our successes. We de-emphasized companies with higher-than-average indebtedness based on the likelihood that it would hurt their financial condition while the economy was weak; such companies, however, greatly benefited from the Federal Reserve's unprecedentedly rapid reduction of short-term interest rates in the first six months of 2001. The change in a company's sales-to-price ratio ended up being a by-product of falling directional movement because the ratio widely declined in response to slashed revenue growth and shrinking share prices.

Sincerely yours,

The Credit Suisse Asset Management Structured Equity Team

Eric N. Remole, Managing Director
Marc E. Bothwell, Vice President
Michael A. Welhoelter, Vice President
Credit Suisse Asset Management, LLC (CSAM)

Effective October 3, 2001, D. Susan Everly, Sheryl M. Hempel and Margaret D. Miller will become co-portfolio managers of the Fund, replacing Eric N. Remole, Marc E. Bothwell and Michael A. Welhoelter. The Fund's investment strategy will change accordingly.

Going forward, the Fund will invest in securities of approximately 40-60 U.S. companies, utilizing analyses based both on traditional value measures (E.G., price/book ratio) and companies' economic profit as measured by cash flow relative to capital assets. The co-portfolio managers believe this approach allows them to identify companies with low disappointment risk, as well as those with potential restructuring opportunities.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND(1), AND THE S&P 500 INDEX(2) FROM INCEPTION (8/31/94) AND AT EACH QUARTER END. (UNAUDITED)

[CHART]

                             CREDIT SUISSE INSTITUTIONAL
                               U.S. CORE EQUITY FUND(1)   S&P 500 INDEX(2)
                                         $10,000              $10,000
             9/94                         $9,860               $9,754
            10/94                         $9,987               $9,980
            11/94                         $9,553               $9,610
            12/94                         $9,695               $9,752
             1/95                         $9,876              $10,012
             2/95                        $10,252              $10,397
             3/95                        $10,466              $10,705
             4/95                        $10,640              $11,028
             5/95                        $11,103              $11,452
             6/95                        $11,385              $11,720
             7/95                        $11,854              $12,117
             8/95                        $11,975              $12,138
             9/95                        $12,303              $12,650
            10/95                        $12,082              $12,612
            11/95                        $12,746              $13,155
            12/95                        $13,150              $13,410
             1/96                        $13,608              $13,873
             2/96                        $13,940              $13,995
             3/96                        $13,837              $14,132
             4/96                        $14,207              $14,340
             5/96                        $14,384              $14,709
             6/96                        $14,391              $14,765
             7/96                        $13,815              $14,113
             8/96                        $14,081              $14,411
             9/96                        $14,901              $15,221
            10/96                        $15,205              $15,640
            11/96                        $16,151              $16,820
            12/96                        $16,029              $16,487
             1/97                        $16,795              $17,516
             2/97                        $16,787              $17,653
             3/97                        $16,021              $16,930
             4/97                        $16,947              $17,940
             5/97                        $17,945              $19,030
             6/97                        $18,671              $19,881
             7/97                        $20,323              $21,461
             8/97                        $19,477              $20,261
             9/97                        $20,826              $21,369
            10/97                        $20,148              $20,657
            11/97                        $20,467              $21,612
            12/97                        $20,874              $21,983
             1/98                        $21,244              $22,226
             2/98                        $22,900              $23,827
             3/98                        $23,603              $25,047
             4/98                        $24,158              $25,299
             5/98                        $23,113              $24,865
             6/98                        $23,677              $25,875
             7/98                        $23,085              $25,600
             8/98                        $20,097              $21,899
             9/98                        $21,374              $23,303
            10/98                        $23,325              $25,198
            11/98                        $24,796              $26,725
            12/98                        $26,022              $28,264
             1/99                        $26,674              $29,445
             2/99                        $26,135              $28,530
             3/99                        $26,830              $29,672
             4/99                        $27,737              $30,821
             5/99                        $27,340              $30,093
             6/99                        $28,602              $31,763
             7/99                        $27,609              $30,772
             8/99                        $27,681              $30,617
             9/99                        $27,014              $29,778
            10/99                        $29,637              $31,663
            11/99                        $29,749              $32,306
            12/99                        $31,981              $34,206
             1/00                        $31,124              $32,489
             2/00                        $30,909              $31,874
             3/00                        $34,228              $34,993
             4/00                        $33,106              $33,940
             5/00                        $31,983              $33,244
             6/00                        $32,991              $34,064
             7/00                        $32,298              $33,531
             8/00                        $34,000              $35,613
             9/00                        $31,838              $33,733
            10/00                        $31,542              $33,590
            11/00                        $28,980              $30,942
            12/00                        $29,554              $31,093
             1/01                        $30,538              $32,196
             2/01                        $27,717              $29,261
             3/01                        $26,711              $27,407
             4/01                        $28,615              $29,537
             5/01                        $28,332              $29,735
             6/01                        $28,462              $29,011
             7/01                        $27,870              $28,725
             8/01                        $26,206              $26,927

Note: Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

                                 AVERAGE ANNUAL
                                  TOTAL RETURNS
                      FOR THE PERIODS ENDED AUGUST 31, 2001

One Year                                   (22.92%)
Three Years                                  9.36%
Five Years                                  13.30%
From Inception
(8/31/94)                                   14.79%

               CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2001

                                                                           NUMBER
                                                                          OF SHARES                VALUE
                                                                          ---------                -----
COMMON STOCKS (100.0%)
BANKS (8.5%)
   Bank of America Corp.                                                    31,400              $  1,931,100
   Bank of New York Co., Inc.                                               29,800                 1,183,060
   Citigroup, Inc.                                                          19,900                   910,425
                                                                                                ------------
                                                                                                   4,024,585
                                                                                                ------------
COMPUTER SOFTWARE (10.1%)
   Citrix Systems, Inc.(1)                                                  38,900                 1,281,755
   International Business Machines Corp.                                    13,700                 1,370,000
   Microsoft Corp.(1)                                                       36,900                 2,105,145
                                                                                                ------------
                                                                                                   4,756,900
                                                                                                ------------
CONSUMER DURABLES (2.6%)
   Pulte Homes, Inc.                                                        32,900                 1,245,265
                                                                                                ------------
DEPARTMENT STORES (4.0%)
   J. C. Penney Co., Inc.                                                   53,600                 1,286,400
   May Department Stores Co.                                                18,200                   612,430
                                                                                                ------------
                                                                                                   1,898,830
                                                                                                ------------
DRUGS (12.8%)
   Bristol-Myers Squibb Co.                                                 35,900                 2,015,426
   Lilly (Eli) & Co.                                                        16,800                 1,304,184
   Merck & Co., Inc.                                                        22,800                 1,484,280
   Pfizer, Inc.                                                             32,700                 1,252,737
                                                                                                ------------
                                                                                                   6,056,627
                                                                                                ------------
ELECTRICAL UTILITY (0.7%)
   Pinnacle West Capital Corp.                                               7,300                   325,653
                                                                                                ------------
ELECTRONIC EQUIPMENT (0.5)
   Corning, Inc.(1)                                                         18,200                   218,582
                                                                                                ------------
ENERGY RESERVES & PRODUCTION (9.3%)
   Apache Corp.                                                             25,400                 1,192,022
   Chevron Corp.                                                             6,400                   580,800
   Exxon Mobil Corp.                                                        25,400                 1,019,810
   Occidental Petroleum Corp.                                               58,500                 1,609,920
                                                                                                ------------
                                                                                                   4,402,552
                                                                                                ------------
ENTERTAINMENT (0.9%)
   Viacom, Inc. Class B(1)                                                   9,700                   411,280
                                                                                                ------------
FINANCIAL SERVICES (7.5%)
   Cendant Corp.(1)                                                         76,100                 1,451,227
   General Electric Co.                                                     50,800                 2,081,784
                                                                                                ------------
                                                                                                   3,533,011
                                                                                                ------------
GROCERY STORES (1.9%)
   Winn-Dixie Stores, Inc.                                                  39,200                   880,040
                                                                                                ------------
HOME PRODUCTS (1.2%)
   Colgate-Palmolive Co.                                                    10,300                   557,745
                                                                                                ------------
INDUSTRIAL PARTS (1.5%)
   Tyco International, Ltd.                                                 13,300                   690,935
                                                                                                ------------
MEDIA (5.1%)
   Comcast Corp. Special Class A(1)                                         39,600                 1,450,548
   Gannett Co., Inc.                                                        15,800                   974,228
                                                                                                ------------
                                                                                                   2,424,776
                                                                                                ------------

                See Accompanying Notes to Financial Statements.

                                                                          NUMBER
                                                                         OF SHARES                VALUE
                                                                         ---------                -----
MEDICAL PRODUCTS & SUPPLIES (1.2%)
   Johnson & Johnson                                                         8,900             $     469,119
   Zimmer Holdings, Inc.(1)                                                  3,600                    97,920
                                                                                               -------------
                                                                                                     567,039
                                                                                               -------------
MOTOR VEHICLES & PARTS (4.9%)
   Ford Motor Co.                                                           43,500                   864,345
    General Motors Corp.                                                    26,200                 1,434,450
                                                                                               -------------
                                                                                                   2,298,795
                                                                                               -------------
PROPERTY & CASUALTY INSURANCE (6.8%)
   MBIA, Inc.                                                               20,200                 1,091,002
   MGIC Investment Corp.                                                    16,300                 1,139,370
   St. Paul Co., Inc.                                                       24,000                 1,008,720
                                                                                               -------------
                                                                                                   3,239,092
                                                                                               -------------
RAILROADS (2.5%)
   Burlington Northern Santa Fe Corp.                                       43,100                 1,168,441
                                                                                               -------------
SEMICONDUCTOR (8.1%)
   Intel Corp.                                                              82,700                 2,312,292
   National Semiconductor Corp.(1)                                          46,600                 1,540,130
                                                                                               -------------
                                                                                                   3,852,422
                                                                                               -------------
TELEPHONE (8.0%)
   BellSouth Corp.                                                          36,000                 1,342,800
   Verizon Communications, Inc.                                             29,600                 1,480,000
   WorldCom, Inc. - WorldCom Group(1)                                       76,000                   977,360
                                                                                               -------------
                                                                                                   3,800,160
                                                                                               -------------
TOBACCO (1.9%)
   Philip Morris Cos., Inc.                                                 19,000                   900,600
                                                                                               -------------
TOTAL COMMON STOCKS
   (Cost $50,335,162)                                                                             47,253,330
                                                                                               -------------
                                                                            PAR
                                                                           (000)
                                                                           -----
SHORT-TERM INVESTMENT (0.3%)
   State Street Bank and Trust Co. Euro Time Deposit, 3.500%,
     9/04/01 (Cost $149,000)                                                $149                     149,000
                                                                                               -------------
TOTAL INVESTMENTS (100.3%) (Cost $50,484,162(2))                                                  47,402,330
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)                                                       (138,986)
                                                                                               -------------
NET ASSETS (100.0%)                                                                              $47,263,344
                                                                                               =============

(1)      Non-income producing security.
(2)      Cost for federal income tax purposes is $51,033,930.

                See Accompanying Notes to Financial Statements.

                 CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                   PORTFOLIO MANAGER'S LETTER

                                                                 October 1, 2001

Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional Fixed Income Fund(1,2) (the "Fund") for the fiscal year ended August 31, 2001. Please note that we will discuss the impact of the events of September 11, 2001 on the Fund's investment environment and performance in our letter for the calendar quarter ended September 30, 2001.

At August 31, 2001, the net asset value ("NAV") of the Fund's shares was $15.79, compared to an NAV of $14.95 on August 31, 2000. Assuming the reinvestment of dividends totaling $1.033 per share, the Fund's total return was 13.02%. By comparison, the Lehman Brothers Aggregate Bond Index(3) returned 12.35% during the same period.

The fiscal year was a time in which most high-grade fixed income sectors generated historically high absolute returns, mainly because the Federal Reserve cut short-term interest rates with unprecedented speed to try to jump-start the sluggish U.S. economy. We attribute the Fund's outperformance of its Lehman benchmark in this environment to our approach in three fixed income subsectors:

- EMERGING MARKET DEBT (EMD). We generated gains in EMD despite the fact that it underperformed many other fixed income subsectors. The key to our success was a combination of opportunistic investing and our country selection. Our biggest country exposure was to Russia because of its improving fundamentals (E.G., rising oil prices, better political environment) and comparative stability versus most other emerging-world nations. This confidence in Russia paid off, as it was the top performer among the major individual EMD markets.

- CORPORATE BONDS. High-grade corporates outperformed broad U.S. indices like Lehman's during the fiscal year, and our own overweight in them benefited accordingly. The portfolio's allocation to corporates also included a handful of names whose respective difficulties had led to their reclassification as distressed credits in 2000. These issues enjoyed healthy rebounds in the first half of calendar 2001.

- SECURITIZED DEBT. Among securitized debt categories, most of our outperformance came from mortgage-backed securities (MBS). When the Fed began to aggressively cut interest rates in 2001, we moved to an underweight stance in MBS based on our anticipation that they would underperform other sectors as supply from refinanced mortgages flooded the market. This proved to be accurate. We also fared well from our exposure to high-coupon MBS, whose relative scarcity helped them to outperform as rates declined.

The biggest drag on fiscal-year performance was our commitment of assets to high yield debt. As the period began, our analysis indicated that high yield was selling at valuations unseen since the last U.S. recession in the early 1990s, even though the economy was in a growth mode (albeit at a decelerating pace). We thus felt that owning high yield was a risk well worth taking.

Unfortunately, we did not anticipate the extent to which investors' anxiety about macroeconomic activity and the meltdown in telecommunications stocks [note: telecom is the most heavily represented industry sector in most broad high yield indices] would carry over into high yield. Our wide diversification within the Fund's high yield portion was not enough to compensate for this.

As developments occur in the fixed income markets or here at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,


The Credit Suisse Asset Management Fixed Income Management Team

Gregg M. Diliberto, Managing Director
Jo Ann Corkran, Managing Director
Jose A. Rodriguez, Director
Leland E. Crabbe, Director
Credit Suisse Asset Management, LLC (CSAM)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND(1,2) AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX(3) FROM INCEPTION (3/31/94) AND AT EACH QUARTER END. (UNAUDITED)

[CHART]

                    CREDIT SUISSE INSTITUTIONAL          LEHMAN BROTHERS
                      FIXED INCOME FUND(1),(2)       AGGREGATE BOND INDEX(3)
                                $10,000                       $10,000
    4/94                         $9,887                        $9,920
    5/94                         $9,913                        $9,919
    6/94                         $9,820                        $9,897
    7/94                         $9,976                       $10,093
    8/94                        $10,017                       $10,106
    9/94                         $9,873                        $9,957
   10/94                         $9,832                        $9,948
   11/94                         $9,811                        $9,926
   12/94                         $9,840                        $9,995
    1/95                         $9,994                       $10,193
    2/95                        $10,204                       $10,435
    3/95                        $10,296                       $10,499
    4/95                        $10,438                       $10,646
    5/95                        $10,864                       $11,058
    6/95                        $10,942                       $11,139
    7/95                        $10,935                       $11,114
    8/95                        $11,078                       $11,248
    9/95                        $11,183                       $11,357
   10/95                        $11,321                       $11,505
   11/95                        $11,475                       $11,677
   12/95                        $11,636                       $11,841
    1/96                        $11,756                       $11,920
    2/96                        $11,590                       $11,713
    3/96                        $11,502                       $11,697
    4/96                        $11,464                       $11,566
    5/96                        $11,464                       $11,542
    6/96                        $11,596                       $11,697
    7/96                        $11,650                       $11,730
    8/96                        $11,658                       $11,710
    9/96                        $11,864                       $11,914
   10/96                        $12,116                       $12,178
   11/96                        $12,328                       $12,386
   12/96                        $12,267                       $12,271
    1/97                        $12,332                       $12,309
    2/97                        $12,421                       $12,339
    3/97                        $12,297                       $12,203
    4/97                        $12,428                       $12,385
    5/97                        $12,567                       $12,502
    6/97                        $12,736                       $12,651
    7/97                        $13,068                       $12,992
    8/97                        $13,001                       $12,881
    9/97                        $13,184                       $13,071
   10/97                        $13,260                       $13,261
   11/97                        $13,328                       $13,322
   12/97                        $13,452                       $13,456
    1/98                        $13,635                       $13,629
    2/98                        $13,670                       $13,619
    3/98                        $13,758                       $13,665
    4/98                        $13,811                       $13,737
    5/98                        $13,899                       $13,867
    6/98                        $13,985                       $13,985
    7/98                        $14,047                       $14,014
    8/98                        $14,011                       $14,242
    9/98                        $14,219                       $14,576
   10/98                        $14,164                       $14,499
   11/98                        $14,372                       $14,581
   12/98                        $14,437                       $14,625
    1/99                        $14,540                       $14,730
    2/99                        $14,335                       $14,472
    3/99                        $14,485                       $14,553
    4/99                        $14,626                       $14,599
    5/99                        $14,466                       $14,471
    6/99                        $14,411                       $14,425
    7/99                        $14,354                       $14,363
    8/99                        $14,306                       $14,356
    9/99                        $14,453                       $14,523
   10/99                        $14,521                       $14,576
   11/99                        $14,598                       $14,575
   12/99                        $14,527                       $14,505
    1/00                        $14,488                       $14,458
    2/00                        $14,676                       $14,632
    3/00                        $14,802                       $14,825
    4/00                        $14,602                       $14,783
    5/00                        $14,563                       $14,776
    6/00                        $14,910                       $15,083
    7/00                        $15,011                       $15,220
    8/00                        $15,184                       $15,441
    9/00                        $15,276                       $15,538
   10/00                        $15,287                       $15,640
   11/00                        $15,411                       $15,896
   12/00                        $15,787                       $16,191
    1/01                        $16,322                       $16,456
    2/01                        $16,386                       $16,599
    3/01                        $16,431                       $16,682
    4/01                        $16,431                       $16,613
    5/01                        $16,612                       $16,713
    6/01                        $16,630                       $16,776
    7/01                        $16,956                       $17,151
    8/01                        $17,163                       $17,348

Note: Past performance is not predictive of future performance.
Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

(1) Effective July 2, 2001, the name of the Fund was changed from Credit Suisse Institutional U.S. Core Fixed Income Fund to more accurately identify the investment style of the Fund.

(2) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers Aggregate Bond Index, includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors' Service.

                                 AVERAGE ANNUAL
                                 TOTAL RETURNS
                     FOR THE PERIODS ENDED AUGUST 31, 2001

One Year                                   13.02%
Three Years                                 7.18%
Five Years                                  8.16%
From Inception
(3/31/94)                                   7.62%

                 CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2001

      PAR                                                               RATINGS(1)
     (000)                                                            (S&P / MOODY'S)   MATURITY       RATE%        VALUE
     -----                                                            ---------------   --------       -----        -----
CORPORATE BONDS (42.5%)
AEROSPACE & DEFENSE (1.0%)
$         10  Boeing Co., Debentures                                     (AA- , A1)     06/15/25       7.250     $     10,814
         460  Lockheed Martin Corp.                                     (BBB- , Baa3)   12/01/05       7.950          501,321
       1,050  Lockheed Martin Corp.                                     (BBB- , Baa3)   12/01/29       8.500        1,227,959
          15  Raytheon Co., Notes                                       (BBB- , Baa3)   08/15/02       6.450           15,133
       1,580  Raytheon Co., Notes                                       (BBB- , Baa3)   03/01/03       7.900        1,631,731
         560  Raytheon Co., Notes                                       (BBB- , Baa3)   07/15/05       6.500          564,005
         910  Raytheon Co., Debentures                                  (BBB- , Baa3)   08/15/27       7.200          873,342
         280  Sequa Corp., Senior Notes                                  (BB , Ba2)     08/01/09       9.000          286,300
         225  Sequa Corp., Series B, Senior Notes                        (BB , Ba2)     04/01/08       8.875          226,687
                                                                                                                  -----------
                                                                                                                    5,337,292
                                                                                                                  -----------

APPAREL (0.1%)
         495  Levi Strauss & Co.                                         (BB- , B2)     11/01/06       7.000          388,575
                                                                                                                  -----------
AUTOMOBILE MANUFACTURERS (1.8%)
         220  Collins & Aikman Products Corp., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 09/19/01 @ $105.75)                            (B , B2)      04/15/06      11.500          222,475
       1,530  DaimlerChrysler NA Holding Corp., Company
                 Guaranteed, Global Notes                                 (A- , A3)     01/18/11       7.750        1,644,274
       1,665  DaimlerChrysler NA Holding Corp., Company
                 Guaranteed, Global Notes                                 (A- , A3)     01/18/31       8.500        1,851,981
       2,775  General Motors Corp., Global Notes                          (A , A2)      01/15/11       7.200        2,896,290
       3,095  General Motors Corp., Unsecured Global Bonds                (A , A2)      05/01/28       6.750        2,922,714
                                                                                                                  -----------
                                                                                                                    9,537,734
                                                                                                                  -----------

AUTOMOBILE PARTS & EQUIPMENT (0.3%)
         115  Delco Remy International, Inc., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 09/19/01 @ $105.31)                            (B , B2)      08/01/06      10.625          120,175
           5  Hayes Lemmerz International, Inc., Series B, Company
                 Guaranteed (Callable 07/15/02 @ $104.56)                (B- , Caa1)    07/15/07       9.125            3,125
         205  Hayes Lemmerz International, Inc., Series B, Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 12/15/03 @ $104.12)                           (B , Caa1)     12/15/08       8.250          126,075
       1,395  Visteon Corp., Global Senior Notes                        (BBB , Baa2)    08/01/10       8.250        1,498,784
                                                                                                                  -----------
                                                                                                                    1,748,159
                                                                                                                  -----------

BANKS (5.3%)
       2,640  Abbey National Capital Trust I, Company
                 Guaranteed (Callable 06/30/30 @ $100.00)(2)              (A+ , A1)     12/29/49       8.963        3,037,085
         145  Bank of America Corp., Global Notes                        (A+ , Aa2)     05/16/05       7.875          158,675
       5,015  Bank of America Corp., Global Subordinated Notes            (A , Aa3)     02/15/10       7.800        5,524,795
       1,385  Bank One Corp., Global Subordinated Notes                   (A- , A1)     08/01/10       7.875        1,539,252
          55  Citicorp, Series F, Medium Term, Subordinated Notes         (A+ , A1)     11/15/08       6.375           56,089
       2,235  First Republic Bank, Subordinated Notes                    (BB+ , NR)     09/15/12       7.750        2,014,607
       1,610  First Union National Bank, Global Subordinated Notes        (A , A1)      08/18/10       7.800        1,777,274
         380  J.P. Morgan Chase & Co.                                    (AA- , Aa3)    02/25/04       5.750          390,246
         275  J.P. Morgan Chase & Co., Subordinated Notes                 (A+ , A1)     08/01/05       6.500          286,603
       1,240  J.P. Morgan Chase & Co., Global Subordinated Notes          (A+ , A1)     06/15/10       7.875        1,379,197
       2,810  J.P. Morgan Chase & Co., Global Subordinated Notes          (A+ , A1)     02/01/11       6.750        2,918,252
         200  National Rural Utilities                                   (AA , Aa3)     05/15/05       6.125          206,682
         495  National Westminster Bank, Subordinated Notes              (A+ , A13)     10/01/09       7.375          538,435

                 See Accompanying Notes to Financial Statements.

      PAR                                                               RATINGS(1)
     (000)                                                            (S&P / MOODY'S)   MATURITY       RATE%        VALUE
     -----                                                            ---------------   --------       -----        -----
BANKS -- (CONTINUED)
$      1,000  Santander Financial Issuances Series VRN, Perpetual
                 Subordinated Notes (Callable 12/17/01 @ $100.00)(2)      (NR , A1)     09/17/01       6.163     $    874,350
       2,595  Suntrust Bank, Series BKNT, Subordinated Notes              (A+ , A1)     04/01/11       6.375        2,640,207
       3,950  Swedbank Securities, Inc., Rule 144A, Perpetual Bonds
                 (Callable 03/17/10 @ $100.00)(2,6)                      (BBB+ , A1)    12/29/49       9.000        4,372,930
          10  Wells Fargo & Co., Series MTNG, Notes                      (A+ , Aa2)     08/08/06       6.875           10,629
         615  Wells Fargo Bank NA, Subordinated Notes                    (A+ , Aa2)     02/01/11       6.450          630,184
                                                                                                                  -----------
                                                                                                                   28,355,492
                                                                                                                  -----------

BEVERAGES (0.2%)
         300  Anheuser-Busch Companies, Inc., Notes
                 (Callable 09/01/02 @ $100.00)                            (A+ , A1)     09/01/05       7.000          307,229
         850  Coca-Cola Enterprises, Inc.                                 (A , A2)      10/15/03       6.700          886,432
                                                                                                                  -----------
                                                                                                                    1,193,661
                                                                                                                  -----------

BUILDING MATERIALS (0.1%)
         145  Brand Scaffold Services, Senior Unsecured Notes,
                 (Callable 02/15/03 @ $105.12)                            (B- , B3)     02/15/08      10.250          135,212
         240  Dayton Superior Corp., Company Guaranteed Notes
                 (Callable 06/15/07 @ $102.17)                            (B- , B3)     06/15/09      13.000          244,200
         225  KB Home, Senior Subordinated Notes
                 (Callable 02/15/06 @ $104.75)                           (BB- , B1)     02/15/11       9.500          230,344
                                                                                                                  -----------
                                                                                                                      609,756
                                                                                                                  -----------

CHEMICALS (0.5%)
         120  Agricultural Minerals & Chemicals, Senior Notes
                 (Callable 09/17/01 @ $100.00)                           (B , Caa2)     09/30/03      10.750          102,750
          10  Huntsman ICI Chemicals LLC, Company Guaranteed
                 (Callable 07/01/04 @ $105.06)                            (B , B2)      07/01/09      10.125            9,650
          90  Lyondell Chemical Co., Series A, Secured                   (BB , Ba3)     05/01/07       9.625           92,025
         105  Lyondell Chemical Co., Series B, Senior
                 Subordinated Notes (Callable 05/01/04 @ $104.94)        (BB , Ba3)     05/01/07       9.875          106,575
         260  Mississippi Chemical Corp.                                  (B , B3)      11/15/17       7.250          124,800
       1,710  Rohm & Haas Co., Debentures                                 (A- , A3)     07/15/29       7.850        1,864,442
         500  Scotts Co., Company Guaranteed,
                 (Callable 01/15/04 @ $104.31)                            (B+ , B2)     01/15/09       8.625          515,000
                                                                                                                  -----------
                                                                                                                    2,815,242
                                                                                                                  -----------

COMMERCIAL SERVICES (0.1%)
         270  Iron Mountain, Inc., Company Guaranteed
                 (Callable 04/01/06 @ $104.31)                            (B , B2)      04/01/13       8.625          277,425
         240  Trico Marine Services, Inc., Series G, Company
                 Guaranteed, (Callable 09/19/01 @ $104.25)                (B , B1)      08/01/05       8.500          235,200
                                                                                                                  -----------
                                                                                                                      512,625
                                                                                                                  -----------

COMPUTERS (0.0%)
         238  DIVA Systems Corp., Series B, Senior Discount Notes
                 (Callable 03/01/03 @ $106.31)(3)                         (NR , NR)     03/01/08      12.625           35,700
                                                                                                                  -----------

DIVERSIFIED FINANCIALS (4.8%)
       1,050  Citigroup, Inc., Global Notes                              (AA- , Aa2)    01/18/11       6.500        1,086,422
       1,060  Citigroup, Inc., Global Subordinated Notes                 (A+ , Aa3)     10/01/10       7.250        1,145,576
       1,385  Conseco Finance Trust III Bonds                            (B- , Caa1)    04/01/27       8.796          817,150
       1,245  ERAC USA Finance Co., Rule 144A, Notes(6)                 (BBB+ , Baa1)   12/15/09       7.950        1,315,721
         500  Ford Motor Credit Co., Global Bonds                         (A , A2)      02/01/11       7.375          523,822

                 See Accompanying Notes to Financial Statements.

      PAR                                                               RATINGS(1)
     (000)                                                            (S&P / MOODY'S)   MATURITY       RATE%        VALUE
     -----                                                            ---------------   --------       -----        -----
DIVERSIFIED FINANCIALS -- (CONTINUED)
$        980  Ford Motor Credit Co., Global Notes                         (A , A2)      10/28/09       7.375     $  1,027,080
       3,475  Ford Motor Credit Co., Global Notes                         (A , A2)      06/15/10       7.875        3,752,489
         370  Golden State Escrow Corp., Unsecured Senior Notes          (BB+ , Ba1)    08/01/03       7.000          377,177
       1,200  Goldman Sachs Group, Inc., Global Bonds                     (A+ , A1)     01/15/11       6.375        1,242,185
       1,685  Goldman Sachs Group, Inc., Series EMTN, Global
                 Senior Unsubordinated                                    (A+ , A1)     01/28/10       7.800        1,843,220
          40  ICICI, Ltd., Series REGS, Notes                            (BB , Ba2)     08/15/07       7.550           41,548
       4,705  ING Capital Funding Trust III, Global Perpetual Company
                 Guaranteed (Callable 12/31/10 @ $100.00)                 (A , Aa3)     12/31/49       8.439        5,188,702
       1,165  Lehman Brothers Holdings, Inc., Global Notes                (A , A2)      04/01/04       6.625        1,219,191
         925  Lehman Brothers Holdings, Inc., Global Notes                (A , A2)      05/15/06       6.250          948,936
         360  Lehman Brothers Holdings, Inc., Global Notes                (A , A2)      06/15/07       8.250          401,259
       2,100  Morgan Stanley Dean Witter, Global Notes                   (AA- , Aa3)    06/15/05       7.750        2,277,555
         425  Morgan Stanley Dean Witter, Unsubordinated                 (AA- , Aa3)    04/15/06       6.100          435,873
         470  Potomac Capital Investment                                 (BBB+ , A3)    11/19/01       7.550          473,802
       1,135  UBS Preferred Funding Trust I, Company
                 Guaranteed, Global Perpetual Bonds
                 (Callable 10/01/10 @ $100.00)(2)                        (AA- , Aa3)    10/01/01       8.622        1,279,666
                                                                                                                  -----------
                                                                                                                   25,397,374
                                                                                                                  -----------

ELECTRIC (3.8%)
         230  AES Corp., Senior Notes                                    (BB , Ba1)     02/15/11       8.875          229,137
         555  Calpine Corp., Senior Notes                                (BB+ , Ba1)    08/15/10       8.625          569,396
       1,140  Calpine Corp., Senior Notes                                (BB+ , Ba1)    02/15/11       8.500        1,163,198
       1,835  Cilcorp, Inc., Bonds                                      (BB+ , Baa2)    10/15/29       9.375        2,108,125
         700  CMS Energy Corp.                                           (BB , Ba3)     04/15/11       8.500          723,315
         380  CMS Energy Corp., Senior Unsecured Notes                   (BB , Ba3)     01/15/09       7.500          371,244
         190  CMS Energy Corp., Series B, Senior Notes                   (BB , Ba3)     01/15/04       6.750          187,706
         740  Connecticut Light & Power Co., Series D, 1st Mortgage     (BBB+ , Baa1)   10/01/24       7.875          800,134
       3,090  Mirant Americas Generation Corp.,
                 Rule 144A, Senior Notes(6)                             (BBB- , Baa3)   05/01/06       7.625        3,202,822
         890  NRG Energy, Inc., Senior Notes                            (BBB- , Baa3)   04/01/11       7.750          933,932
       1,919  NRG South Central LLC, Series A-1, Company
                 Guaranteed                                             (BBB- , Baa2)   03/15/16       8.962        2,158,857
         825  Oklahoma Gas & Electric                                     (A+ , A1)     07/15/04       6.500          863,103
       1,195  Pinnacle Partners, Rule 144A, Senior Notes(6)              (BBB- , Ba1)   08/15/04       8.830        1,264,639
         410  Potomac Electric Power Co.
                 (Callable 05/15/02) @ $103.21)                           (A , A1)      05/15/27       8.500          431,552
       1,485  Progress Energy, Inc., Senior Notes                       (BBB , Baa1)    03/01/06       6.750        1,552,040
       1,675  PSEG Power LLC, Rule 144A, Senior Notes(6)                (BBB , Baa1)    04/15/06       6.875        1,736,665
       1,725  Texas Utilities Holdings Corp., Series J, Senior Notes    (BBB , Baa3)    06/15/06       6.375        1,755,201
                                                                                                                  -----------
                                                                                                                   20,051,066
                                                                                                                  -----------

ELECTRONICS (0.1%)
         350  Fisher Scientific International, Senior Subordinated Notes
                 (Callable 02/01/03 @ $104.50)                            (B- , B3)     02/01/08       9.000          357,000
                                                                                                                  -----------

ENTERTAINMENT (0.2%)
         320  Argosy Gaming Co., Company Guaranteed,
                 (Callable 06/01/04 @ $105.37)                            (B+ , B2)     06/01/09      10.750          356,000
         300  Horseshoe Gaming Holdings, Series B, Company
                 Guaranteed (Callable 05/15/04 @ $104.31)                 (B+ , B2)     05/15/09       8.625          307,500

                See Accompanying Notes to Financial Statements.

      PAR                                                               RATINGS(1)
     (000)                                                            (S&P / MOODY'S)   MATURITY       RATE%        VALUE
     -----                                                            ---------------   --------       -----        -----
ENTERTAINMENT -- (CONTINUED)
$        210  Isle of Capri Casinos, Inc., Company
                 Guaranteed, (Callable 04/15/04 @ $104.38)                (B , B2)      04/15/09       8.750     $    196,875
          80  Pinnacle Entertainment, Inc., Series B,
                 Senior Subordinated Notes
                 (Callable 08/01/02 @ $104.75)                           (B , Caa1)     08/01/07       9.500           71,200
         100  Regal Cinemas, Inc., Senior Subordinated Notes
                 (Callable 06/01/03 @ $104.75)(4)                         (D , Ca)      06/01/08       9.500           12,500
                                                                                                                  -----------
                                                                                                                      944,075
                                                                                                                  -----------

ENVIRONMENTAL CONTROL (0.3%)
         680  Allied Waste North America, Rule 144A(6)                   (BB- , Ba3)    04/01/08       8.875          717,400
         265  Allied Waste North America, Series B, Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 01/01/04 @ $103.94)                           (BB- , Ba3)    01/01/09       7.875          268,312
         380  Allied Waste North America, Series B, Company
                 Guaranteed (Callable 08/01/04 @ $105.00)                 (B+ , B2)     08/01/09      10.000          399,000
                                                                                                                  -----------
                                                                                                                    1,384,712
                                                                                                                  -----------

FOOD (1.7%)
         600  Agrilink Foods, Inc., Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 11/01/03 @ $105.94)                            (B- , B3)     11/01/08      11.875          573,000
         410  Archibald Candy Corp., Company Guaranteed,
                 Senior Secured Notes (Callable 09/20/01 @ $105.12)      (B- , Caa2)    07/01/04      10.250          279,825
       3,410  Delhaize America, Inc., Rule 144A, Notes(6)               (BBB- , Baa3)   04/15/11       8.125        3,731,965
          30  Fleming Companies, Inc., Company Guaranteed
                 (Callable 04/01/05 @ $105.06)                           (B+ , Ba3)     04/01/08      10.125           31,837
         840  Kellogg Co., Series B, Global Notes                       (BBB , Baa2)    04/01/03       5.500          849,867
         850  Kellogg Co., Series B, Global Notes                       (BBB , Baa2)    04/01/11       6.600          869,964
         250  Mrs. Fields Original Cookies Co., Series B, Company
                 Guaranteed (Callable 12/01/01 @ $103.38)                 (B+ , B2)     12/01/04      10.125          223,750
          90  Pantry, Inc., Company Guaranteed
                 (Callable 10/15/02 @ $105.12)                            (B , B3)      10/15/07      10.250           90,225
          90  Premier International Foods PLC, Yankee Senior Notes
                 (Callable 09/01/04 @ $106.00)                            (B- , B3)     09/01/09      12.000           94,162
       1,485  Safeway, Inc., Notes                                      (BBB , Baa2)    09/15/04       7.250        1,582,664
         500  Safeway, Inc., Senior Notes                               (BBB , Baa2)    09/15/04       6.850          527,853
         285  Stater Brothers Holdings, Senior Notes
                 (Callable 08/15/03 @ $105.37)                            (B- , B2)     08/15/06      10.750          288,919
                                                                                                                  -----------
                                                                                                                    9,144,031
                                                                                                                  -----------

FOREST PRODUCTS, PAPER (1.1%)
       4,260  Abitibi-Consolidated, Inc., Yankee Bonds                  (BBB- , Baa3)   08/01/05       8.300        4,556,709
         495  Georgia-Pacific Corp., Notes                              (BBB- , Baa3)   05/15/31       8.875          522,813
         750  Weyerhaeuser Co., Notes                                     (A- , A3)     08/01/06       6.000          758,785
                                                                                                                  -----------
                                                                                                                    5,838,307
                                                                                                                  -----------

GAS (0.3%)
       1,605  Keyspan Corp., Senior Notes                                 (A , A3)      11/15/30       8.000        1,812,403
                                                                                                                  -----------

HEALTHCARE SERVICES (0.3%)
         280  Extendicare Health Services, Inc., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 12/15/02 @ $104.67)                           (CCC+ , B3)    12/15/07       9.350          250,600
          20  HCA - The Healthcare Co.                                   (BB+ , Ba1)    09/01/10       8.750           22,100

                See Accompanying Notes to Financial Statements.

      PAR                                                               RATINGS(1)
     (000)                                                            (S&P / MOODY'S)   MATURITY       RATE%        VALUE
     -----                                                            ---------------   --------       -----        -----
HEALTHCARE SERVICES -- (CONTINUED)
$        665  HCA, Inc.                                                  (BB+ , Ba1)    06/15/05       6.910     $    675,087
         415  Magellan Health Services, Inc., Senior Subordinated Notes
                 (Callable 02/15/03 @ $104.50)                            (B- , B3)     02/15/08       9.000          402,550
         250  Tenet Healthcare Corp., Series B, Senior
                 Subordinated Notes (Callable 06/01/03 @ $104.06)        (BB- , Ba3)    12/01/08       8.125          267,500
                                                                                                                  -----------
                                                                                                                    1,617,837
                                                                                                                  -----------

HOLDING COMPANIES (0.1%)
         175  Pac-West Telecommunications, Inc., Senior Notes
                 (Callable 02/01/04 @ $106.75)                           (B , Caa1)     02/01/09      13.500           70,875
         250  Werner Holdings Co., Inc., Series A, Company
                 Guaranteed (Callable 11/15/02 @ $105.00)                 (B- , B2)     11/15/07      10.000          245,000
                                                                                                                  -----------
                                                                                                                      315,875
                                                                                                                  -----------

HOME BUILDERS (0.0%)
         155  Ryland Group, Senior Notes
                 (Callable 09/01/05 @ $104.87)                           (BB , Ba2)     09/01/10       9.750          167,594
                                                                                                                  -----------

INSURANCE (1.0%)
         170  American General Capital II, Company Guaranteed             (A , Aa3)     07/01/30       8.500          203,323
       1,060  American General Institute Capital Trust, Rule 144A,
                 Company Guaranteed(6)                                    (A , Aa3)     03/15/46       8.125        1,214,203
       2,330  Conseco, Inc                                               (BB- , B1)     10/15/06       9.000        2,027,100
       1,600  Prudential Insurance Co. of America, Rule 144A, Notes(6)    (A- , A3)     04/15/03       6.875        1,658,677
                                                                                                                  -----------
                                                                                                                    5,103,303
                                                                                                                  -----------

IRON & STEEL (0.0%)
         300  AK Steel Corp., Company Guaranteed
                 (Callable 02/15/04 @ $103.94)                           (BB , Ba2)     02/15/09       7.875          294,000
                                                                                                                  -----------

LEISURE (0.1%)
         275  Hard Rock Hotel, Inc., Series B, Senior Subordinated Notes
                 (Callable 04/01/02 @ $104.63)                           (B- , Caa2)    04/01/05       9.250          253,000
         110  Time Warner, Inc., Company Guaranteed                     (BBB+ , Baa1)   05/15/29       6.625          101,781
                                                                                                                  -----------
                                                                                                                      354,781
                                                                                                                  -----------

LODGING (2.0%)
          80  Ameristar Casinos, Inc., Company Guaranteed,
                 (Callable 02/15/06 @ $105.37)                            (B- , B3)     02/15/09      10.750           85,700
         440  Aztar Corp., Senior Subordinated Notes
                 (Callable 05/15/03 @ $104.44)                           (B+ , Ba3)     05/15/07       8.875          453,200
         230  Coast Hotels & Casinos, Inc., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 04/01/04 @ $104.75)                            (B , B2)      04/01/09       9.500          238,912
         369  Fitzgeralds Gaming Corp., Series B, Company Guaranteed
                 (Callable 12/15/01 @ $106.25)(4)                         (NR , NR)     12/15/04      12.250          224,446
       1,115  Hilton Hotels Corp., Notes                                (BBB- , Baa3)   02/15/11       8.250        1,151,500
         215  HMH Properties, Inc., Series C, Senior Notes
                 (Callable 12/01/03 @ $104.23)                           (BB , Ba2)     12/01/08       8.450          217,687
       1,030  ITT Corp.                                                 (BBB- , Ba1)    11/15/05       6.750        1,026,015
         235  Mandalay Resort Group, Senior Subordinated Notes
                 (Callable 12/01/02 @ $104.63)                           (BB- , Ba3)    12/01/05       9.250          243,812
       1,805  MGM Mirage, Inc., Company Guaranteed                       (BB+ , Ba2)    06/01/07       9.750        1,980,987
       2,025  MGM Mirage, Inc., Company Guaranteed                      (BBB- , Baa3)   09/15/10       8.500        2,176,988
          80  Mohegan Tribal Gaming Senior Subordinated Notes
                 (Callable 07/01/06 @ $104.188)                          (BB- , Ba3)    07/01/11       8.375           82,400

                See Accompanying Notes to Financial Statements.

        PAR                                                              RATINGS(1)
       (000)                                                           (S&P / MOODY'S)  MATURITY       RATE%        VALUE
    ---------                                                         ----------------  --------       -----  ---------------
LODGING -- (CONTINUED)
$      1,860  Park Place Entertainment, Senior Subordinated Notes        (BB- , Ba2)    12/15/05       7.875  $     1,899,525
         500  Station Casinos, Inc., Senior Subordinated Notes
                 (Callable 07/01/05 @ $103.70)                            (B+ , B1)     07/01/10       9.875          517,500
         465  Sun International Hotels, Ltd., Rule 144A,
                 Senior Subordinated Notes
                 (Callable 08/15/06 @ $104.438)(6)                       (B+ , Ba3)     08/15/11       8.875          467,325
                                                                                                              ---------------
                                                                                                                   10,765,997
                                                                                                              ---------------
MACHINERY (0.1%)
         410  Motors & Gears, Inc., Series D, Senior Unsecured Notes
                 (Callable 11/15/01 @ $105.37)                            (B , B3)      11/15/06      10.750          394,625
                                                                                                              ---------------
MEDIA (2.0%)
         340  Adelphia Communications Corp.                               (B+ , B2)     11/15/09       9.375          325,125
         130  Adelphia Communications Corp.                               (B+ , B2)     10/01/10      10.875          132,437
         485  Adelphia Communications Corp., Senior Notes                 (B+ , B2)     01/15/07       8.875          461,963
         150  Adelphia Communications Corp., Senior Notes                (BB+ , B2)     10/01/07       8.750          142,125
         840  Adelphia Communications Corp., Senior Notes                 (B+ , B2)     06/15/11      10.260          822,150
         285  Adelphia Communications Corp., Series B, Senior Notes       (B+ , B2)     10/01/02       9.250          287,494
         390  American Lawyer Media Holdings, Series B,
                 Senior Discount Notes (Callable 12/15/02 @ $106.12)(3) (CCC+ , Caa3)   12/15/08      12.250          232,050
         115  Charter Communications Holdings LLC,
                 Senior Discount Notes (Callable 04/01/04 @ $104.96)(3)   (B+ , B2)     04/01/11       9.920           81,938
         410  Charter Communications Holdings LLC, Senior Notes
                 (Callable 04/01/04 @ $104.31)                            (B+ , B2)     04/01/09       8.625          399,750
         180  Clear Channel Communications, Inc., Company
                 Guaranteed, Senior Subordinated Notes                  (BBB- , Ba1)    11/01/08       8.000          187,650
         315  Coaxial Communications of Central Ohio, Inc., Company
                 Guaranteed, Senior Notes (Callable 08/15/02 @ $105.00)   (B , B3)      08/15/06      10.000          316,575
         465  Comcast Cable Communications                              (BBB , Baa2)    01/30/11       6.750          470,613
         295  CSC Holdings, Inc., Rule 144A, Senior Notes(6)             (BB+ , Ba1)    04/01/11       7.625          297,328
          90  CSC Holdings, Inc., Senior Notes                           (BB+ , Ba1)    12/15/07       7.875           94,632
         150  Echostar DBS Corp., Senior Notes
                 (Callable 02/01/03 @ $104.63)                            (B+ , B1)     02/01/06       9.250          153,750
       1,620  Fox Sports Network LLC, Senior Notes
                 (Callable 08/15/02 @ $104.44)                          (BBB- , Ba1)    08/15/07       8.675        1,717,200
         250  Frontiervision Holdings LP, Senior Discount Notes
                 (Callable 09/17/01 @ $107.92)(3)                         (B+ , B2)     09/15/07      11.875          261,875
         155  Hollinger International Publishing, Company Guaranteed     (BB- , Ba2)    03/15/05       8.625          152,675
         255  James Cable Partners LP, Series B, Senior Notes
                 (Callable 09/19/01 @ $105.37)                          (CCC , Caa2)    08/15/04      10.750          215,794
         270  Mediacom LLC/Capital Corp., Rule 144A, Senior Notes
                 (Callable 01/15/06 @ $104.75)(6)                         (B+ , B2)     01/15/13       9.500          274,050
       1,515  News America Holdings, Inc.                               (BBB- , Baa3)   08/10/18       8.250        1,591,600
       1,120  News America Holdings, Inc., Company Guaranteed           (BBB- , Baa3)   02/01/13       9.250        1,310,708
         195  Northland Cable Television, Company Guaranteed,
                 (Callable 11/15/02 @ $105.12)                           (B- , Caa1)    11/15/07      10.250          137,475
         113  Olympus Communications LP, Series B, Senior Notes
                 (Callable 11/15/01 @ $105.31)                            (B+ , B2)     11/15/06      10.625          117,096
         260  Price Communications Wireless, Inc., Series B, Company
                 Guaranteed (Callable 06/15/02 @ $104.56)                (B+ , Ba2)     12/15/06       9.125          271,700
          30  Young Broadcasting, Inc., Senior Subordinated Notes
                 (Callable 03/01/09 @ $105.00)                            (B , B2)      03/01/11      10.000           28,650
                                                                                                              ---------------
                                                                                                                   10,484,403
                                                                                                              ---------------


                 See Accompanying Notes to Financial Statements.

        PAR                                                              RATINGS(1)
       (000)                                                           (S&P / MOODY'S)  MATURITY       RATE%        VALUE
    ---------                                                         ----------------  --------       -----  ---------------
METAL FABRICATE/HARDWARE (0.0%)
$        165  Gulf States Steel, Inc., First Mortgage
                 (Callable 09/17/01 @ $100.00)(4)                        (NR , Caa3)    04/15/03      13.500  $           413
                                                                                                              ---------------
MINING (0.2%)
       1,085  Phelps Dodge Corp., Senior Notes                          (BBB- , Baa2)   06/01/31       9.500        1,105,972
                                                                                                              ---------------
MISCELLANEOUS MANUFACTURING (0.1%)
         355  Jackson Products, Inc., Series B, Company Guaranteed
                 (Callable 09/20/01 @ $104.75)                            (B- , B3)     04/15/05       9.500          314,619
         235  Samsonite Corp., Senior Subordinated Notes
                 (Callable 06/15/03 @ $105.375)                         (CCC+ , Caa1)   06/15/08      10.750          192,700
                                                                                                              ---------------
                                                                                                                      507,319
                                                                                                              ---------------
OIL & GAS (2.6%)
         265  Abraxas Petroleum Corp., Series B, Company Guaranteed
                 (Callable 09/17/01 @ $103.00)                            (NR , B3)     03/15/03      12.875          268,975
       1,950  Anadarko Petroleum Corp., Debentures                      (BBB+ , Baa1)   10/15/26       7.500        2,086,475
          85  Bellwether Exploration Co., Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 04/01/02 @ $105.44)                            (B- , B3)     04/01/07      10.875           84,575
         690  Chesapeake Energy Corp., Global Company Guaranteed,
                 Senior Notes (Callable 04/01/06 @ $104.06)               (B+ , B2)     04/01/11       8.125          674,475
       3,155  Consolidated Natural Gas Co., Senior Notes                 (BBB+ , A2)    04/15/11       6.850        3,254,143
         170  Crown Central Petroleum, Senior Notes
                 (Callable 09/20/01 @ $103.63)                            (B , B2)      02/01/05      10.875          134,938
         235  Denbury Management, Inc., Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 03/01/03 @ $104.50)                            (B- , B3)     03/01/08       9.000          219,138
       1,725  Enterprise Products Partners LP, Company Guaranteed       (BBB , Baa2)    02/01/11       7.500        1,805,542
       1,250  Magnum Hunter Resources, Inc., Company Guaranteed,
                 Senior Subordinated Notes
                 (Callable 06/01/02 @ $105.00)                            (B , B2)      06/01/07      10.000        1,262,500
          45  Nuevo Energy Co., Series B, Global Senior
                 Subordinated Notes (Callable 10/1/05 @ $104.69)          (B+ , B1)     10/01/10       9.375           44,100
         485  Ocean Energy, Inc., Senior Notes                          (BBB- , Baa3)   08/01/03       7.875          498,338
         325  Ocean Energy, Inc., Series B, Company Guaranteed
                 (Callable 07/01/03 @ $104.19)                           (BB+ , Ba1)    07/01/08       8.375          342,063
          80  Parker Drilling Co., Series D, Company Guaranteed,
                 (Callable 11/15/01 @ $104.87)                            (B+ , B1)     11/15/06       9.750           80,600
       2,455  PG&E National Energy Group, Rule 144A(6)                  (BBB , Baa2)    05/16/11      10.375        2,619,384
         650  Phillips Petroleum Co., Global Notes                      (BBB , Baa2)    05/25/10       8.750          760,356
                                                                                                              ---------------
                                                                                                                   14,135,602
                                                                                                              ---------------
OIL & GAS SERVICES (0.2%)
         410  Dominion Resources, Inc. (Putable 10/15/06 @ $100.00)      (BBB+ , A2)    10/15/06       6.875          428,349
         490  Southwest Royalties, Inc., Series B, Company Guaranteed,
                 (Callable 10/15/01 @ $105.25)                          (CCC- , Caa2)   10/15/04      10.500          418,950
                                                                                                              ---------------
                                                                                                                      847,299
                                                                                                              ---------------
PACKAGING & CONTAINERS (0.1%)
         550  Crown Packaging, Ltd., Yankee Senior Discount Notes
                 (Callable 08/01/03 @ $102.00)(4)                         (NR , Ca)     08/01/06      14.000               55
         320  Four M Corp., Series B, Senior Secured Notes
                 (Callable 09/17/01 @ $106.00)                            (B , B3)      06/01/06      12.000          308,800




                See Accompanying Notes to Financial Statements.

        PAR                                                              RATINGS(1)
       (000)                                                           (S&P / MOODY'S)  MATURITY       RATE%        VALUE
    ---------                                                         ----------------  --------       -----  ---------------
PACKAGING & CONTAINERS-- (CONTINUED)
$        360  Owens-Illinois, Inc., Senior Notes                          (B+ , B3)     05/15/08       7.350 $        283,050
                                                                                                              ---------------
                                                                                                                      591,905
                                                                                                              ---------------
PHARMACEUTICALS (0.0%)
          40  NBTY, Inc., Series B, Senior Subordinated Notes
                 (Callable 09/15/02 @ $104.31)                            (B+ , B1)     09/15/07       8.625           39,200
                                                                                                              ---------------
PIPELINES (1.0%)
       2,785  Duke Energy Field Services, Notes                         (BBB , Baa2)    08/16/05       7.500        2,956,353
       1,605  Enron Corp., U.S. Domestic Notes                          (BBB+ , Baa1)   06/15/03       7.875        1,684,592
         175  Western Gas Resources, Inc., Company Guaranteed
                 (Callable 06/15/04 @ $105.00)                           (BB- , Ba3)    06/15/09      10.000          187,688
         465  Williams Cos., Inc., Notes                                (BBB- , Baa2)   06/15/31       7.750          473,234
                                                                                                              ---------------
                                                                                                                    5,301,867
                                                                                                              ---------------
REAL ESTATE (0.3%)
       1,495  EOP Operating LP, Notes                                   (BBB+ , Baa1)   02/15/02       6.376        1,506,337
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUST (0.1%)
         440  MeriStar Hospitality Corp., Rule 144A, Senior Notes(6)     (BB- , Ba2)    01/15/08       9.000          446,050
                                                                                                              ---------------
RETAIL (0.3%)
         220  AFC Enterprises, Senior Subordinated Notes
                 (Callable 05/15/02 @ $105.12)                            (B+ , B2)     05/15/07      10.250          230,175
         911  Kmart Corp., Series 1995, Class K3, Pass Thru
                 Certificates (Callable 06/29/07 @ $100.00)             (BB+ , Baa3)    01/02/15       8.540          853,276
          50  Kmart Corp., Series K-2, Pass Thru Certificates           (BB+ , Baa3)    01/05/20       9.780           49,736
         565  Sbarro, Inc., Company Guaranteed, Senior Notes
                 (Callable 09/15/04 @ $105.50)                           (BB- , Ba3)    09/15/09      11.000          579,125
                                                                                                              ---------------
                                                                                                                    1,712,312
                                                                                                              ---------------
SAVINGS & LOANS (0.2%)
         500  Long Island Savings Bank FSB                              (BBB , Baa3)    06/13/02       7.000          512,356
         290  Sovereign Bancorp, Inc., Senior Notes                      (BB+ , Ba3)    11/15/06      10.500          319,000
                                                                                                              ---------------
                                                                                                                      831,356
                                                                                                              ---------------
TELECOMMUNICATIONS (9.4%)
         475  Alamosa PCS Holdings, Inc., Company Guaranteed
                 (Callable 02/15/05 @ $106.44)(2)                       (CCC , Caa1)    02/15/10      12.675          254,125
         480  AT&T Corp., Global Notes                                    (A , A2)      03/15/09       6.000          466,802
         865  AT&T Corp., Global Notes                                    (A , A2)      03/15/29       6.500          764,819
       2,595  AT&T Wireless Group, Rule 144A, Senior Notes(6)           (BBB , Baa2)    03/01/11       7.875        2,744,272
       2,775  AT&T Wireless Group, Rule 144A, Senior Notes(6)           (BBB , Baa2)    03/01/31       8.750        3,085,831
         255  BellSouth Telecommunications, Inc., Debentures             (A+ , Aa2)     12/01/45       7.000          246,178
       1,980  Citizens Communications                                   (BBB , Baa2)    05/15/06       8.500        2,110,229
       4,390  Citizens Communications                                   (BBB , Baa2)    05/15/11       9.250        4,861,688
       2,605  Citizens Communications Co., Rule 144A, Notes(6)          (BBB , Baa2)    08/15/08       7.625        2,641,897
       3,255  Cox Communications, Inc.                                  (BBB , Baa2)    11/01/10       7.750        3,481,096
         675  Crown Castle International Corp.
                 (Callable 08/01/06 @ $104.69)                            (B , B3)      08/01/11       9.375          619,313
         225  Dobson Communications Corp., Senior Notes
                 (Callable 07/01/05 @ $105.44)                            (B , B3)      07/01/10      10.875          232,875
       3,085  Global Crossing Holdings, Ltd., Yankee Company
                 Guaranteed (Callable 11/01/04 @ $104.75)                (BB , Ba2)     11/15/09       9.500        1,881,850
         195  GTE Corp.                                                   (A+ , A2)     04/15/28       6.540          194,716


                 See Accompanying Notes to Financial Statements.

        PAR                                                              RATINGS(1)
       (000)                                                           (S&P / MOODY'S)  MATURITY       RATE%        VALUE
    ---------                                                         ----------------  --------       -----  ---------------
TELECOMMUNICATIONS -- (CONTINUED)
$        150  Hyperion Telecommunications, Inc., Series B,
                 Senior Discount Notes (Callable 09/24/01 @ $106.50)     (B+ , Caa2)    04/15/03      13.000       $   92,250
         230  Insight Midwest, Rule 144A, Senior Notes
                 (Callable 11/01/05 @ $105.25)(6)                         (B+ , B1)     11/01/10      10.500          248,400
         175  Insight Midwest, Senior Notes
                 (Callable 10/01/04 @ $104.87)                            (B+ , B1)     10/01/09       9.750          182,875
         920  Intermedia Communications, Inc., Senior Discount Notes
                 (Callable 09/17/01 @ $106.25)                          (BBB+ , Baa2)   05/15/06      12.500          984,400
       1,085  Intermedia Communications, Inc., Series B,
                 Senior Discount Notes (Callable 07/15/02 @ $105.63)(4) (BBB+ , Baa2)   07/15/07      11.250        1,079,575
         220  Intermedia Communications, Inc., Series B, Senior Notes
                 (Callable 01/15/03 @ $104.25)                          (BBB+ , Baa2)   01/15/08       8.500          227,700
         585  Intermedia Communications, Inc., Series B, Senior Notes
                 (Callable 06/01/03 @ $104.30)                          (BBB+ , Baa2)   06/01/08       8.600          606,206
         210  ITC Deltacom, Inc., Senior Notes
                 (Callable 06/01/02 @ $105.50)                           (CCC+ , B2)    06/01/07      11.000          106,050
          50  Iwo Holdings, Inc., Rule 144A, Company Guaranteed
                 (Callable 01/15/06 @ $107.00)(6)                       (CCC , Caa1)    01/15/11      14.000           44,000
       1,055  Level 3 Communications, Inc., Senior Notes
                 (Callable 05/01/03 @ $104.56)                          (CCC+ , Caa1)   05/01/08       9.125          498,488
         350  McLeodUSA, Inc., Senior Unsecured Notes
                 (Callable 02/15/04 @ $104.06)                           (CCC+ , B2)    02/15/09       8.125          158,375
         475  Metromedia Fiber Network, Inc., Series B,
                 Senior Unsecured Notes (Callable 11/15/03 @ $105.00)    (B+ , Caa3)    11/15/08      10.000          116,375
         430  Nextel Communications, Inc., Senior Discount Notes
                 (Callable 02/15/03 @ $104.97)(3)                         (B , B1)      02/15/08       9.950          278,425
       1,330  Nextel Communications, Inc., Senior Notes
                 (Callable 11/15/04 @ $104.688)                           (B , B1)      11/15/09       9.375        1,027,425
         280  NTL Communications Corp., Series B
                 (Callable 10/01/03 @ $105.75)                            (B , B3)      10/01/08      11.500          165,200
         630  NTL Communications Corp., Series B, Senior Notes
                 (Callable 10/01/03 @ $106.188)(3)                        (B- , B3)     10/01/08      12.375          255,938
         840  Orange PLC, Yankee Senior Notes                             (A- , A3)     06/01/06       8.750          904,050
       1,550  Orange PLC, Yankee Senior Notes
                 (Callable 06/01/04 @ $104.50)                            (A- , A3)     06/01/09       9.000        1,662,375
       1,860  Qwest Capital Funding, Inc., Company Guaranteed           (BBB+ , Baa1)   11/15/18       6.500        1,664,648
         290  Qwest Communications International, Inc., Series B,
                 Senior Notes                                           (BBB+ , Baa1)   11/01/08       7.250          296,776
         180  Rogers Communications, Inc., Yankee Senior Notes
                 (Callable 09/19/01 @ $104.56)                           (BB- , Ba2)    01/15/06       9.125          182,700
          60  SBA Communications Corp., Global Senior Notes
                 (Callable 02/01/05 @ $105.125)                           (B- , B3)     02/01/09      10.250           52,500
       3,320  Sprint Capital Corp., Global Company Guaranteed           (BBB+ , Baa1)   11/15/28       6.875        2,996,791
          10  Sprint Capital Corp., Medium Term Notes, Company
                 Guaranteed                                             (BBB+ , Baa1)   11/15/01       6.500           10,049
         225  U.S. Unwired, Inc., Series B, Company Guaranteed,
                 Senior Subordinated Discount Notes
                 (Callable 11/01/04 @ $106.69)(3)                       (CCC+ , Caa1)   11/01/09      13.375          136,125
         615  Viacom, Inc., Global Company Guaranteed                     (A- , A3)     07/30/10       7.700          677,522
       2,020  Voicestream Wireless Corp., Senior Discount Notes
                 (Callable 11/15/04 @ $105.94)(3)                        (A- , Baa1)    11/15/09      11.875        1,717,000
       1,135  Voicestream Wireless Corp., Senior Notes
                 (Callable 11/15/04 @ $105.19)                           (A- , Baa1)    11/15/09      10.375        1,310,925
         400  Williams Communications Group, Inc., Senior Notes         (CCC+ , Caa1)   08/01/08      11.700          184,000


                 See Accompanying Notes to Financial Statements.

        PAR                                                              RATINGS(1)
       (000)                                                           (S&P / MOODY'S)  MATURITY       RATE%        VALUE
    ---------                                                         ----------------  --------       -----  ---------------
TELECOMMUNICATIONS -- (CONTINUED)
$        410  Williams Communications Group, Inc., Senior Notes
                 (Callable 10/01/04 @ $105.44)                          (CCC+ , Caa1)   10/01/09      10.875 $        188,600
       4,510  WorldCom, Inc., Global Bonds                               (BBB+ , A3)    05/15/31       8.250        4,624,459
       2,310  WorldCom, Inc., Global Notes                               (BBB+ , A3)    05/15/11       7.500        2,353,682
         240  XO Communications, Inc., Senior Discount Notes
                 (Callable 06/01/04 @ $106.125)(3)                      (CCC , Caa1)    06/01/09      12.250           39,600
       2,585  XO Communications, Inc., Senior Discount Notes
                 (Callable 12/01/04 @ $106.06)(3)                       (CCC , Caa1)    12/01/09      12.125          426,525
          80  XO Communications, Inc., Senior Notes
                 (Callable 10/01/02 @ $104.81)                          (CCC , Caa1)    10/01/07       9.625           26,800
         600  XO Communications, Inc., Senior Notes
                 (Callable 11/15/03 @ $105.37)                          (CCC , Caa1)    11/15/08      10.750          228,000
       2,660  XO Communications, Inc., Senior Notes
                 (Callable 12/01/04 @ $105.25)                          (CCC , Caa1)    12/01/09      10.500          984,200
                                                                                                              ---------------
                                                                                                                   50,324,700
                                                                                                              ---------------
TEXTILES (0.0%)
         275  Galey & Lord, Inc., Company Guaranteed
                 (Callable 03/01/03 @ $104.56)                           (CCC+ , Ca)    03/01/08       9.125          116,875
         330  Westpoint Stevens, Inc., Senior Notes                      (CCC+ , Ca)    06/15/05       7.875          133,650
                                                                                                              ---------------
                                                                                                                      250,525
                                                                                                              ---------------
TRANSPORTATION (0.7%)
       2,035  CSX Corp., Debentures                                     (BBB , Baa2)    05/01/27       7.950        2,240,307
       1,450  Norfolk Southern Corp.                                    (BBB , Baa1)    05/15/27       7.800        1,562,047
                                                                                                              ---------------
                                                                                                                    3,802,354
                                                                                                              ---------------
TOTAL CORPORATE BONDS (Cost $223,130,732)                                                                         226,364,830
                                                                                                              ---------------
AGENCY NOTES (0.1%)
         652  National Archive Facility Trust, U.S. Government
                 Guaranteed (Cost $767,277)                              (AAA , Aaa)    09/01/19       8.500          778,059
                                                                                                              ---------------
ASSET BACKED SECURITIES (0.9%)

          65  American Express Master Trust, Series 1994-3, Class A      (AAA , Aaa)    09/15/04       7.850           70,688
          10  Chase Credit Card Master Trust, Series 1998-3, Class A     (AAA , Aaa)    04/15/03       6.000           10,315
          15  Chase Credit Card Master Trust, Series 1999-3, Class A     (AAA , Aaa)    09/15/04       6.680           15,840
       1,000  Discover Card Master Trust 1, Series 2001-6, Class A       (AAA , Aaa)    12/15/08       5.750        1,024,093
         438  Green Tree Recreational, Equipment and
                 Consumer Trust, Series 1997-C, Class A1                  (AAA , NR)    02/15/18       6.490          451,519
       1,055  Korea Asset Funding, Ltd., Series 2000-1A, Class 1(2)      (NR , Baa2)    02/12/09       7.270        1,066,910
          10  MBNA Master Credit Card Trust, Series 1997-I, Class A      (AAA , Aaa)    01/15/07       6.550           10,526
       1,575  Prudential Securities Secured Financing,
                 Series 1999-C2, Class A2                                (AAA , Aaa)    04/15/09       7.193        1,686,594
         500  Commonwealth Edison Co., 1st Mortgage
                 (Callable 02/01/02 @ $103.84)                            (A- , A3)     02/01/22       8.625          527,867
                                                                                                              ---------------
TOTAL ASSET BACKED SECURITIES (Cost $4,717,621)                                                                     4,864,352
                                                                                                              ---------------
MORTGAGE-BACKED SECURITIES (38.2%)
       3,116  Carousel Center Finance, Inc., Series 1, Class C          (BBB+ , Baa2)   11/15/07       7.527        3,186,184
       2,420  Cendant Mortgage Corp., Series 2000-9, Class A1             (NR , Aaa)    12/26/30       7.500        2,469,458
       1,820  Conseco Finance, Series 2000-D, Class A4                   (AAA , Aaa)    12/15/25       8.170        1,944,024
         880  Contimortgage Home Equity Loan Trust,
                 Series 1996-4, Class A8                                 (AAA , Aaa)    01/15/28       7.220          915,792
       8,400  Fannie Mae TBA                                             (AAA , Aaa)    09/01/16       6.500        8,560,121

                 See Accompanying Notes to Financial Statements.

     PAR                                                                RATINGS(1)
    (000)                                                             (S&P / MOODY'S)  MATURITY        RATE%       VALUE
  --------                                                            ---------------  --------        -----    -------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
$          6  Fannie Mae                                                 (AAA , Aaa)    12/25/21       8.250  $         6,261
       9,850  Fannie Mae TBA                                             (AAA , Aaa)    09/01/31       6.000        9,689,937
      22,700  Fannie Mae TBA                                             (AAA , Aaa)    09/01/31       7.000       23,210,750
      26,565  Fannie Mae TBA                                             (AAA , Aaa)    09/01/31       7.500       27,395,156
      45,905  Fannie Mae TBA                                             (AAA , Aaa)    09/01/31       8.000       47,726,878
       1,000  Fannie Mae Global Notes                                    (NR , Aaa)     12/15/05       6.000        1,043,984
       6,850  Fannie Mae Global Notes                                    (AAA , Aaa)    06/15/06       5.250        6,933,933
      12,610  Fannie Mae Global Notes                                    (NR , Aaa)     01/15/10       7.250       14,093,428
          54  Fannie Mae Pool #124032                                    (AAA , Aaa)    02/01/05      10.000           57,433
          29  Fannie Mae Pool #531072                                    (AAA , Aaa)    01/01/30       6.000           28,531
       4,002  Fannie Mae Pool #535101                                    (AAA , Aaa)    08/01/13       6.500        4,083,145
         678  Fannie Mae Pool #588970                                    (AAA , Aaa)    06/01/31       7.000          694,564
         444  Fannie Mae Pool #77774                                     (AAA , Aaa)    01/01/10      10.000          482,712
         450  Freddie Mac Global Notes                                   (NR , Aaa)     08/15/02       6.625          463,213
          98  Freddie Mac Series Gold                                    (AAA , Aaa)    12/01/09       7.000          101,186
       5,185  GE Capital Commercial Mortgage Corp.,
                 Series 2000-1, Class A2                                 (AAA , Aaa)    12/15/10       6.496        5,360,607
           2  Ginnie Mae Pool #002938                                    (AAA , Aaa)    09/15/03       6.500            1,548
           0  Ginnie Mae Pool #003322                                    (AAA , Aaa)    11/15/04       9.000              275
           0  Ginnie Mae Pool #003766                                    (AAA , Aaa)    08/15/04       8.250              167
           0  Ginnie Mae Pool #004923                                    (AAA , Aaa)    12/15/04       9.000              256
           0  Ginnie Mae Pool #009827                                    (AAA , Aaa)    04/15/06       8.250              320
           1  Ginnie Mae Pool #112986                                    (AAA , Aaa)    07/15/14      13.500              849
          16  Ginnie Mae Pool #186563                                    (AAA , Aaa)    12/15/16       9.000           16,930
          46  Ginnie Mae Pool #210216                                    (AAA , Aaa)    04/15/17       8.000           48,209
         199  Ginnie Mae Pool #312635                                    (AAA , Aaa)    08/15/21       9.000          209,645
      10,495  Ginnie Mae Pool #508483                                    (AAA , Aaa)    05/15/31       7.000       10,786,491
       1,039  Ginnie Mae Pool #545822                                    (AAA , Aaa)    06/15/31       7.500        1,077,205
       7,043  Ginnie Mae Pool #559037                                    (AAA , Aaa)    07/15/31       7.000        7,238,990
       6,803  Ginnie Mae Pool #561961                                    (AAA , Aaa)    06/15/31       7.000        6,992,094
         610  GMAC Commercial Mortgage Securities, Inc.,
                 Series 1997-C1, Class A2                                (AAA , Aaa)    09/15/06       6.853          640,143
       1,040  J.P. Morgan Chase Commercial Mortgage,
                 Series 2001-CIB2, Class A3                              (AAA , NR)     04/15/35       6.429        1,070,399
         322  LB Commercial Conduit Mortgage Trust,
                 Series 1999-C2, Class A1                                (AAA , Aaa)    07/15/08       7.105          341,280
       5,230  LB-UBS Commercial Mortgage Trust,
                 Series 2000-C5, Class A2                                (AAA , Aaa)    11/15/10       6.510        5,421,342
       5,000  MBNA Master Credit Card Trust, Series 1995-C,
                 Class A                                                 (AAA , Aaa)    02/15/08       6.450        5,264,117
       1,029  Option One Mortgage Securities Corp.,
                 Series 1999-2, Class CTFS                                (NR , NR)     06/25/29       9.660        1,007,071
         454  Option One Mortgage Securities Corp., Series 2000-1,
                 Class CTFS                                               (NR , NR)     05/26/30       9.850          455,448
       2,570  Salomon Brothers Mortgage Securities VII, Series 2001-C1,
                 Class A3                                                (AAA , Aaa)    12/15/35       6.428        2,644,689
         775  UCFC Home Equity Loan Trust, Series 1996-B1,
                 Class A7                                                (AAA , Aaa)    09/15/27       8.200          811,604
         820  UCFC Home Equity Loan Trust, Series 1998-A,
                 Class A7                                                (AAA , Aaa)    07/15/29       6.870          836,535
                                                                                                                -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $201,597,582)                                                              203,312,904
                                                                                                                -------------
FOREIGN BONDS (12.7%)

       2,415  AXA, Global Subordinated Notes                              (A- , A2)     12/15/30       8.600        2,791,890
         825  Barclays Bank PLC                                          (AA- , Aa3)    12/15/09       7.400          902,102


                See Accompanying Notes to Financial Statements.

     PAR                                                                RATINGS(1)
    (000)                                                             (S&P / MOODY'S)  MATURITY        RATE%       VALUE
  --------                                                            ---------------  --------        -----    -------------
FOREIGN BONDS -- (CONTINUED)
  $    2,250  Barclays Bank PLC, Rule 144A, Perpetual Bonds
                 (Callable 06/15/11 @ $100.00)(6)                        (A+ , Aa2)     09/29/49       8.550  $     2,541,535
         225  Baytex Energy, Ltd., Rule 144A, Senior Subordinated
                 Notes (Callable 02/15/06 @ $105.25)(6)                   (B- , B2)     02/15/11      10.500          225,562
         640  British Sky Broadcasting, Inc., Yankee Company
                 Guaranteed                                              (BB+ , Ba1)    10/15/06       7.300          646,778
       3,615  British Telecommunications PLC Global Notes                (A- , Baa1)    12/15/05       7.875        3,895,365
       2,935  British Telecommunications PLC Global Bonds                (A- , Baa1)    12/15/30       8.625        3,402,328
         271  Cablevision SA, Yankee Notes                               (B , Caa1)     04/30/07      13.750          155,147
         778  Cablevision SA, Yankee Bonds                               (B- , Caa1)    05/01/09      13.750          429,845
       1,890  Deutsche Bank Capital Funding Trust I, Rule 144A
                 (Callable 06/30/09 @ $100.00)(6)                         (A+ , A1)     12/29/49       7.872        2,007,361
         420  Flextronics International, Ltd., Senior Subordinated
                 Notes (Callable 07/01/05 @ $104.94)                     (BB- , Ba2)    07/01/10       9.875          432,600
       1,650  Government of Bulgaria, Series A, Collateralized
                 (Callable 01/28/02 @ $100.00)(2)                         (NR , B2)     07/28/24       6.313        1,328,250
          68  Government Trust Certificates, Series 1C,
                 U.S. Government Guaranteed                              (AAA , Aaa)    11/15/01       9.250           69,200
         130  GT Group Telecom, Inc., Yankee Senior Discount Notes
                 (Callable 02/01/05 @ $106.63)(3)                        (B- , Caa1)    02/01/10      13.250           34,450
       1,535  Gulf Canada Resources, Ltd., Yankee Notes                 (BBB+ , Baa2)   01/15/11       7.125        1,623,236
         574  Hidroelectrica Piedra del Aguila SA, Series QP,
                 Collateral Trust                                         (NR , NR)     06/30/09       8.250          331,328
       2,940  HSBC Capital Funding LP, Rule 144A, Bank Guaranteed
                 (Callable 06/30/10 @ $100.00)(6)                         (A- , A1)     12/31/49       9.547        3,444,801
          20  Intrawest Corp., Yankee Senior Notes
                 (Callable 02/01/05 @ $105.25)                            (B+ , B1)     02/01/10      10.500           21,050
       1,410  Koninklijke (Royal) KPN NV, Global Senior Unsubordinated  (BBB+ , Baa2)   10/01/10       8.000        1,327,755
       3,123  Koninklijke (Royal) KPN NV, Global Senior Unsubordinated  (BBB+ , Baa2)   10/01/30       8.375        2,736,654
       4,480  Monumental Global Funding, Rule 144A, Secured(6)           (AA+ , Aa3)    01/19/06       6.050        4,591,279
       1,460  Nordbanken Series 144A, Perpetual Bonds
                 (Callable 11/12/09 @ $100.00)(2,6)                       (A- , A1)     11/12/01       8.950        1,639,614
       3,570  Republic of Argentina, Series 2008                         (B- , Caa1)    12/19/08       7.000        2,338,350
       3,561  Republic of Argentina, Series 2018(3)                      (B- , Caa1)    06/19/18      12.250        2,074,501
       6,184  Republic of Argentina, Series 2031(3)                      (B- , Caa1)    06/19/31      12.000        3,602,239
       2,210  Republic of Brazil, Series 20 YR, Bonds
                 (Callable 10/15/01 @ $100.00)                           (BB- , B1)     04/15/14       8.000        1,605,289
         595  Republic of Brazil, Global Unsubordinated
                 (Callable 08/17/40 @ $100.00)                           (BB- , B1)     08/17/40      11.000          428,698
       3,235  Republic of Philippines, Series B, Foreign Government
                 Guaranteed (Callable 12/03/01 @ $100.00)                (BB+ , Ba1)    12/01/17       6.500        2,733,575
         305  Rogers Cantel, Inc., Yankee Senior Subordinated Notes
                 (Callable 10/01/02 @ $104.40)                           (BB- , Ba2)    10/01/07       8.800          288,225
         100  Rogers Wireless Communications, Inc., Global Secured      (BB+ , Baa3)    05/01/11       9.625          102,500
       2,930  Royal Bank of Scotland Group PLC, Perpetual Global Bonds
                 (Callable 09/30/31 @ $100.00)                            (A- , A2)     09/30/31       7.648        2,970,958
       2,750  Royal Bank of Scotland Group PLC, Series 3, Perpetual
                 Global Bonds (Callable 12/31/05 @ $100.00)               (A- , A1)     11/30/49       7.816        2,945,102
      10,460  Russian Federation, Rule 144A, Unsubordinated(2),(6)        (B , B3)      03/31/30       5.000        5,007,725
       2,240  Russian Ministry of Finance, Series VI, Debentures          (B- , B3)     05/14/06       3.000        1,383,200
       1,600  Telus Corp., Yankee Notes                                 (BBB+ , Baa2)   06/01/07       7.500        1,683,522
       1,680  Telus Corp., Yankee Notes                                 (BBB+ , Baa2)   06/01/11       8.000        1,793,899
         350  Tricon Global Restaurant, Senior Notes                     (BB , Ba1)     04/15/11       8.875          369,250
         720  Tyco International Group SA, Yankee Company Guaranteed     (A , Baa1)     02/15/06       6.375          739,565
       2,280  Tyco International Group SA, Yankee Company Guaranteed     (A , Baa1)     01/15/29       6.875        2,210,173
         855  France Telecom                                              (A- , A3)     03/01/06       7.200          902,472
                                                                                                                -------------
TOTAL FOREIGN BONDS (Cost $65,761,566)                                                                             67,757,373
                                                                                                                -------------


                See Accompanying Notes to Financial Statements.

     PAR                                                                RATINGS(1)
    (000)                                                             (S&P / MOODY'S)  MATURITY        RATE%       VALUE
  --------                                                            ---------------  --------        -----    -------------
UNITED STATES TREASURY OBLIGATIONS (2.4%)
$        910  United States Treasury Bills(7)                            (AAA , Aaa)    02/14/02       3.280  $       896,939
         410  United States Treasury Notes                               (AAA , Aaa)    05/15/04       5.250          424,350
       6,650  United States Treasury Notes                               (AAA , Aaa)    05/15/06       4.625        6,720,922
       2,430  United States Treasury Notes                               (AAA , Aaa)    02/15/11       5.000        2,446,709
       1,850  United States Treasury Notes                               (AAA , Aaa)    05/15/30       6.250        2,069,834
                                                                                                                -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $12,277,237)                                                        12,558,754
                                                                                                                -------------
     NUMBER
   OF SHARES
-------------
RIGHTS/WARRANTS(5) (0.0%)
BUILDING MATERIALS (0.0%)
       2,528  Capital Pacific Holdings Group, Inc., Wts. strike $3.40 expires May 2002                                 12,640
         240  Dayton Superior Corp. Wts., Rule 144A, strike $0.01, expires June 2009(6)                                 3,600
                                                                                                                -------------
                                                                                                                       16,240
                                                                                                                -------------
CHEMICALS (0.0%)
      10,800  Uniroyal Technology Corp. Wts., strike $2.19, expires June 2003                                         172,800
                                                                                                                -------------
DIVERSIFIED FINANCIALS (0.0%)
       1,000  Mexican Value Recovery Rts., expires June 2003                                                                0
                                                                                                                -------------
FOOD (0.0%)
       2,642  Checkers Drive-In Restaurants Wts., strike $5.50, expires December 2020                                       3
                                                                                                                -------------
TELECOMMUNICATIONS (0.0%)
         130  GT Group Telecom, Inc., Wts., Rule 144A, expires February 2010(6)                                         1,734
          50  Iwo Holdings, Inc., Rts. strike $7.00, expires January 2011                                               3,500
                                                                                                                -------------
                                                                                                                        5,234
                                                                                                                -------------
TOTAL RIGHTS/WARRANTS (Cost $35,504)                                                                                  194,277
                                                                                                                -------------

COMMON STOCKS (0.0%)
PACKAGING & CONTAINERS (0.0%)
      45,544  Crown Packaging Enterprises, Ltd.(5)                                                                        456
                                                                                                                -------------
TELECOMMUNICATIONS (0.0%)
      61,450  Arch Wireless, Inc.(5)                                                                                    2,212
                                                                                                                -------------
TOTAL COMMON STOCKS (Cost $734,309)                                                                                     2,668
                                                                                                                -------------
PREFERRED STOCKS (1.6%)

DIVERSIFIED FINANCIALS (1.0%)
      26,550  Citigroup, Inc., Series F                                                                6.365        1,294,578
      42,850  Citigroup, Inc., Series G                                                                6.213        2,133,930
       7,600  Lehman Brothers Holdings, Inc., Series C (Callable 05/31/08 @ $50.00)                    5.940          326,800
      31,800  Lehman Brothers Holdings, Inc., Series D (Callable 08/31/08 @ $50.00)                    5.870        1,313,340
                                                                                                                -------------
                                                                                                                    5,068,648
                                                                                                                -------------
SAVINGS & LOANS (0.3%)
      61,370  California Federal Capital Corp., Series A                                               9.125        1,581,505
                                                                                                                -------------
TELECOMMUNICATIONS (0.3%)
       1,535  Centaur Funding Corp.                                                                    9.080        1,683,222
                                                                                                                -------------
TOTAL PREFERRED STOCKS (Cost $8,313,796)                                                                            8,333,375
                                                                                                                -------------


                See Accompanying Notes to Financial Statements.


NUMBER                                                                                                  PAR
OF SHARES                                                                                              (000)     VALUE
---------                                                                                              -----    -------------
SHORT-TERM INVESTMENT (22.1%)
State Street Bank and Trust Co. Euro Time Deposit, 3.500%, 9/04/01(8)
 (Cost $117,562,000)                                                                                $117,562  $   117,562,000
                                                                                                                -------------
TOTAL INVESTMENTS AT VALUE (120.5%) (Cost $634,897,624(9))                                                        641,728,592
LIABILITIES IN EXCESS OF OTHER ASSETS (-20.5%)                                                                   (109,101,643)
                                                                                                                -------------
NET ASSETS (100.0%)                                                                                             $ 532,626,949
                                                                                                                =============
-----------------------------------------------------------------------------------------------------------------------------

(1) Credit ratings by Moody's Investor Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2) Variable rate obligations-- The interest rate shown is the rate as of August 31, 2001.

(3) Step Bond-- The interest rate as of August 31, 2001 is 0% and will reset to the interest rate shown at a future date.

(4)  Security in default.

(5)  Non-income producing security.

(6) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2001, these securities amounted to a value of $51,543,770 or 9.7% of net assets.

(7)  Collateral segregated for futures contracts.

(8)  Collateral segregated for TBAs.

(9)  Cost for federal income tax purposes is $635,341,789.

                            INVESTMENT ABBREVIATIONS

                         TBA                         To Be Announced


                See Accompanying Notes to Financial Statements.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                           PORTFOLIO MANAGER'S LETTER

                                                                 October 1, 2001
Dear Shareholders:

We are writing to report on the results of the Credit Suisse Institutional High Yield Fund(1,2) (the "Fund") for the fiscal year ended August 31, 2001. Please note that we will discuss the impact of the events of September 11, 2001 on the Fund's investment environment and performance in our letter for the calendar quarter ended September 30, 2001.

At August 31, 2001, the net asset value ("NAV") of the Fund was $11.84 per share, compared to an NAV of $14.11 on August 31, 2000. Assuming the reinvestment of dividends totaling $1.4605 per share, the Fund's total return was -5.71%. By comparison, the Credit Suisse First Boston High Yield Index, Developed Countries Only (CSFBHYID)(3) increased 0.64% during the same period.

We attribute the Fund's underperformance of its CSFBHYID benchmark primarily to our results in these industry sectors:

- CABLE/MEDIA. There was an extraordinary decline in the prices of a group of securities we held in one company, DIVA Systems, which develops and markets "video on demand" applications for cable television networks. We had owned this group since 1996 and enjoyed strong returns from it since that time. When a major broker/dealer reduced its valuation of the company's total worth in January 2001, the impact of the devaluation on DIVA's securities was harsh and swift, and much of the profit we had accumulated over the years was wiped out.

     Although the DIVA securities accounted for only 2.2% of total assets at the beginning of January, the severity of their collective plunge meant that their negative effect on the Fund's overall return was disproportionately high.

- FINANCIAL SERVICES. We underweighted financial services companies compared to CSFBHYID, due to their historical vulnerability to the kind of weakening U.S. macroeconomic climate that prevailed throughout the fiscal year. Unfortunately for the Fund, the sector outperformed the broad high yield market on the strength of a rally in the debt of two companies.

- RETAIL FOOD AND DRUG, OTHER SERVICES. We also underweighted these sectors, both of which outperformed the broad high yield market.

On a more general level, performance additionally suffered from our emphasis on B-rated issues during a time in which BB-rated issues fared significantly better.

The most positive contributions to the Fund's return came from our positions in several other industry sectors. These included food processors, an outperformer that benefited both from our overweight stance and good security selection; the badly battered telecommunications, in which we moved to an underweight in early 2001; and another outperformer, gaming, in which we have had a longstanding overweight.

As developments occur that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

[Note: high yield bonds are lower-quality bonds also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.]

Sincerely yours,

The Credit Suisse Asset Management High Yield Management Team

Richard J. Lindquist, CFA, Managing Director
Misia K. Dudley, Director
Philip L. Schantz, Director
Mary Ann Thomas, CFA, Director
John M. Tobin, CFA, Director
Credit Suisse Asset Management, LLC (CSAM)

                  CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                     PORTFOLIO MANAGERS' LETTER (CONCLUDED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND(1),(2) AND THE CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX, DEVELOPED COUNTRIES ONLY(3),(4) FROM INCEPTION (3/1/93) AND AT EACH QUARTER END. (UNAUDITED)

[CHART]

              CREDIT SUISSE INSTITUTIONAL          CSFB HIGH YIELD INDEX,
                   HIGH YIELD FUND(1),(2)  DEVELOPED COUNTRIES ONLY(3),(4)
                                 $10,000                        $10,000
           3/93                  $10,211                        $10,313
           4/93                  $10,270                        $10,407
           5/93                  $10,419                        $10,607
           6/93                  $10,608                        $10,920
           7/93                  $10,718                        $11,147
           8/93                  $10,809                        $11,293
           9/93                  $10,871                        $11,340
          10/93                  $11,070                        $11,833
          11/93                  $11,209                        $11,880
          12/93                  $11,350                        $12,206
           1/94                  $11,552                        $12,487
           2/94                  $11,570                        $12,137
           3/94                  $11,230                        $11,349
           4/94                  $11,079                        $11,214
           5/94                  $11,142                        $11,492
           6/94                  $11,067                        $11,257
           7/94                  $11,120                        $11,249
           8/94                  $11,200                        $11,546
           9/94                  $11,244                        $11,685
          10/94                  $11,252                        $11,559
          11/94                  $11,122                        $11,456
          12/94                  $11,240                        $11,235
           1/95                  $11,358                        $10,938
           2/95                  $11,637                        $10,968
           3/95                  $11,769                        $11,041
           4/95                  $12,030                        $11,529
           5/95                  $12,369                        $12,018
           6/95                  $12,451                        $12,082
           7/95                  $12,644                        $12,264
           8/95                  $12,679                        $12,446
           9/95                  $12,825                        $12,669
          10/95                  $12,968                        $12,734
          11/95                  $13,028                        $12,791
          12/95                  $13,194                        $13,054
           1/96                  $13,445                        $13,405
           2/96                  $13,516                        $13,672
           3/96                  $13,479                        $13,633
           4/96                  $13,552                        $13,734
           5/96                  $13,662                        $13,997
           6/96                  $13,692                        $13,948
           7/96                  $13,815                        $13,861
           8/96                  $13,966                        $13,991
           9/96                  $14,206                        $14,401
          10/96                  $14,325                        $14,410
          11/96                  $14,549                        $14,578
          12/96                  $14,832                        $14,715
           1/97                  $14,941                        $14,932
           2/97                  $15,222                        $15,196
           3/97                  $15,051                        $14,921
           4/97                  $15,185                        $14,977
           5/97                  $15,490                        $15,357
           6/97                  $15,701                        $15,669
           7/97                  $16,034                        $16,056
           8/97                  $16,121                        $16,112
           9/97                  $16,440                        $16,525
          10/97                  $16,438                        $16,640
          11/97                  $16,555                        $16,660
          12/97                  $16,705                        $16,898
           1/98                  $16,989                        $17,264
           2/98                  $17,122                        $17,521
           3/98                  $17,208                        $17,771
           4/98                  $17,336                        $17,782
           5/98                  $17,388                        $17,852
           6/98                  $17,425                        $17,897
           7/98                  $17,547                        $17,856
           8/98                  $16,355                        $16,995
           9/98                  $16,353                        $16,649
          10/98                  $16,028                        $16,239
          11/98                  $16,841                        $16,669
          12/98                  $16,802                        $16,683
           1/99                  $17,016                        $16,898
           2/99                  $16,951                        $16,866
           3/99                  $17,067                        $17,112
           4/99                  $17,396                        $17,538
           5/99                  $17,222                        $17,288
           6/99                  $17,198                        $17,288
           7/99                  $17,215                        $17,333
           8/99                  $17,050                        $17,110
           9/99                  $16,896                        $16,935
          10/99                  $16,780                        $16,820
          11/99                  $16,984                        $17,084
          12/99                  $17,181                        $17,434
           1/00                  $17,077                        $17,588
           2/00                  $17,141                        $18,200
           3/00                  $16,831                        $17,954
           4/00                  $16,828                        $17,617
           5/00                  $16,592                        $17,363
           6/00                  $16,944                        $17,536
           7/00                  $17,078                        $17,512
           8/00                  $17,178                        $17,426
           9/00                  $17,019                        $17,191
          10/00                  $16,495                        $16,684
          11/00                  $15,793                        $15,809
          12/00                  $16,117                        $16,036
           1/01                  $17,120                        $16,871
           2/01                  $17,310                        $16,858
           3/01                  $16,972                        $16,559
           4/01                  $16,806                        $16,331
           5/01                  $17,115                        $16,572
           6/01                  $16,815                        $16,166
           7/01                  $17,049                        $16,236
           8/01                  $17,288                        $16,431

Note: Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

                                 AVERAGE ANNUAL
                                 TOTAL RETURNS
                     FOR THE PERIODS ENDED AUGUST 31, 2001
One Year                                     (5.71%)
Three Years                                  (1.12%)
Five Years                                    3.27%
From Inception
(2/26/93)                                     6.00%

(1) Name changed from Warburg Pincus High Yield Fund (Institutional share class) effective December 27, 2000.

(2) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(3) The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's advisor. Name changed from the Credit Suisse First Boston Domestic+ High Yield Index effective May 31, 2001.

(4) Includes returns for CSFB Global High Yield Index for all periods before 1/1/99, returns for CSFB Domestic+ High Yield Index for all periods 1/1/99
     - 5/31/01 and returns for CSFB High Yield Index, Developed Countries Only for all periods after 5/31/01.

                  CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2001

   PAR                                                               RATINGS(1)
  (000)                                                            (S&P / MOODY'S)   MATURITY     RATE%       VALUE
----------                                                         ---------------  ---------   --------   ----------
CORPORATE BONDS (94.6%)
AEROSPACE (0.5%)
$    250   K&F Industries, Inc., Series B, Senior
            Subordinated Notes (Callable 10/15/02
            @ $104.63)                                                 (B , B2)     10/15/07     9.250    $  258,750
     200   L-3 Communications Corp., Senior
            Subordinated Notes (Callable 05/15/03
              @ $104.25)                                              (B+ , Ba3)    05/15/08     8.500       205,250
                                                                                                          ----------
                                                                                                             464,000
                                                                                                          ----------
AIRLINES (0.4%)
     593   Airplanes Pass Through Trust, Series D,
            Company Guaranteed (Callable 09/24/01
            @ $107.00)                                                (BB , Ba2)    03/15/19    10.875       363,033
      30   Northwest Airlines, Inc., Company
            Guaranteed, Senior Notes                                  (BB , Ba2)    03/15/05     7.625        29,100
                                                                                                          ----------
                                                                                                             392,133
                                                                                                          ----------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (2.6%)
     350   ADV Accessory Systems, Series B,
            Company Guaranteed, Senior
            Subordinated Notes (Callable 10/01/02
            @ $104.87)                                                (CCC+ , B3)   10/01/07     9.750       274,750
     500   Aetna Industries, Inc., Senior Notes
            (Callable 10/01/01 @ $105.94)                              (NR , B3)    10/01/06    11.875       175,000
     400   Cambridge Industries, Inc., Series
            B, Company Guaranteed, Senior
            Subordinated Notes (Callable 07/15/02
            @ $105.12)(2)                                              (NR , NR)    07/15/07    10.250        58,000
     350   Collins & Aikman Products Corp.,
            Company Guaranteed, Senior
            Subordinated Notes (Callable 09/19/01
            @ $105.75)                                                 (B , B2)     04/15/06    11.500       353,937
     280   Delco Remy International, Inc., Company
            Guaranteed, Senior Subordinated Notes
            (Callable 09/19/01 @ $105.31)                              (B , B2)     08/01/06    10.625       292,600
     150   Hayes Lemmerz International, Inc.,
            Series B, Company Guaranteed, Senior
            Subordinated Notes (Callable 12/15/03
            @ $104.12)                                                (B , Caa1)    12/15/08     8.250        92,250
     350   Hayes Wheels International, Inc.,
            Series B, Company Guaranteed, Senior
            Subordinated Notes (Callable 07/15/02
            @ $104.56)                                                (B- , Caa1)   07/15/07     9.125       218,750
     250   Holley Performance Products, Series B,
            Company Guaranteed, Senior
            Subordinated Notes (Callable 09/15/03
            @ $106.12)                                               (CCC- , Caa2)  09/15/07    12.250       126,250
     400   LDM Technologies, Inc., Series B,
            Company Guaranteed, Senior
            Subordinated Notes (Callable 01/15/02
            @ $105.37)                                                (CCC+ , B3)   01/05/07    10.750       222,000
     300   Oshkosh Truck Corp., Company
            Guaranteed, Senior Subordinated Notes
            (Callable 03/01/03 @ $104.38)                             (BB- , Ba3)   03/01/08     8.750       301,125
     500   Oxford Automotive, Inc., Series D,
            Company Guaranteed, Senior
            Subordinated Notes (Callable 06/15/02
            @ $105.06)                                                (B- , Caa1)   06/15/07    10.125       297,500
     250   Titan Wheel International, Inc.,
           Senior Subordinated Notes (Callable
           04/01/02 @ $104.38)                                        (CCC+ , B2)   04/01/07     8.750       140,625
                                                                                                          ----------
                                                                                                           2,552,787
                                                                                                          ----------
BANKING (0.6%)
     500   Sovereign Bancorp, Inc., Senior Notes                      (BB+ , Ba3)   11/15/06    10.500       550,000
                                                                                                          ----------


                See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS(1)
  (000)                                                            (S&P / MOODY'S)   MATURITY     RATE%       VALUE
----------                                                         ---------------  ---------   --------   ----------
BROADBAND (2.4%)
$    450   Call-Net Enterprises, Inc., Yankee
            Senior Discount Notes (Callable
            05/15/04 @ $105.40)(3)                                     (B+ , Ca)    05/15/09    10.800    $  103,500
     400   Call-Net Enterprises, Inc., Yankee
            Senior Unsecured Notes (Callable
            05/15/04 @ $104.69)                                        (B+ , Ca)    05/15/09     9.375       142,000
     250   DTI Holdings, Inc., Series B, Senior
            Discount Notes (Callable 03/01/03
            @ $106.25)(3)                                              (NR , NR)    03/01/08    12.500        38,750
     350   Global Crossing Holdings, Ltd., Company
            Guaranteed, Senior Unsecured Notes                        (BB , Ba2)    08/01/07     8.700       212,625
     350   Global Crossing Holdings, Ltd., Company
            Guaranteed, Senior Subordinated Notes
            (Callable 05/15/03 @ $104.81)                             (BB , Ba2)    05/15/08     9.625       220,500
     150   Global Crossing Holdings, Ltd.,
            Yankee Company Guaranteed (Callable
            11/01/04 @ $104.75)                                       (BB , Ba2)    11/15/09     9.500        91,500
     500   GT Group Telecom, Inc., Yankee Senior
            Discount Notes (Callable 02/01/05
            @ $106.63)(3)                                             (B- , Caa1)   02/01/10    13.250       132,500
     193   ITC Deltacom, Inc., Senior Notes
            (Callable 06/01/02 @ $105.50)                             (CCC+ , B2)   06/01/07    11.000        97,465
     250   Level 3 Communications, Inc., Senior
            Discount Notes (Callable 12/01/03
            @ $105.25)(3)                                            (CCC+ , Caa1)  12/01/08    10.500        73,750
     410   Metromedia Fiber Network, Inc., Series
            B, Senior Unsecured Notes (Callable
            11/15/03 @ $105.00)                                       (B+ , Caa3)   11/15/08    10.000       100,450
   1,936   Metromedia International Group, Inc.,
            Series B, Senior Discount Notes
            (Callable 03/30/02 @ $100.00)(3)                           (NR , NR)    03/30/02    10.500       880,983
     500   Williams Communications Group, Inc.,
            Senior Unsecured Notes                                   (CCC+ , Caa1)  10/01/07    10.700       230,000
                                                                                                          ----------
                                                                                                           2,324,023

BROADCAST/OUTDOOR (3.2%)

     350   Ackerley Group, Inc., Series B, Senior
            Subordinated Notes (Callable 01/15/04
            @ $104.50)                                                (CCC+ , B2)   01/15/09     9.000       306,250
     250   Allbritton Communications Co., Series
            B, Senior Subordinated Debentures
            (Callable 11/30/02 @ $103.90)                              (B- , B3)    11/30/07     9.750       262,500
     250   Allbritton Communications Co., Series
            B, Senior Subordinated Debentures
            (Callable 02/01/03 @ $104.44)                              (B- , B3)    02/01/08     8.875       253,125
     260   Clear Channel Communications, Inc.,
            Company Guaranteed, Senior
            Subordinated Notes                                       (BBB- , Ba1)   11/01/08     8.000       271,050
     250   Emmis Communications Corp., Series B,
            Company Guaranteed, Senior
            Subordinated Notes (Callable 03/15/04
            @ $104.06)                                                 (B- , B2)    03/15/09     8.125       243,125
     200   Gray Communications Systems, Inc.,
            Company Guaranteed, Senior
            Subordinated Notes (Callable 10/01/01
            @ $105.31)                                                 (B- , B3)    10/01/06    10.625       207,000
     350   Radio One, Inc., Rule 144A, Senior
            Subordinated Notes (Callable 07/01/06
            @ $104.44)(6)                                              (B- , B3)    07/01/11     8.875       361,375
     400   Salem Communications Corp., Series B,
            Company Guaranteed, Senior
            Subordinated Notes (Callable 10/01/02
            @ $104.75)                                                 (B- , B3)    10/01/07     9.500       412,000
     400   Sinclair Broadcast Group, Senior
            Subordinated Notes (Callable 09/19/01
            @ $105.00)                                                 (B , B2)     09/30/05    10.000       407,000
     500   Tri-State Outdoor Media, Senior
            Unsecured Notes (Callable 05/15/03 @
            $105.50)                                                   (NR , NR)    05/15/08    11.000       380,000
                                                                                                          ----------
                                                                                                           3,103,425
                                                                                                          ----------

                See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS(1)
  (000)                                                            (S&P / MOODY'S)   MATURITY     RATE%       VALUE
----------                                                         ---------------  ---------   --------   ----------
BUILDING PRODUCTS (1.0%)
$    250   Encompass Services Corp., Rule 144A,
            Senior Subordinated Notes (Callable
            05/01/04 @ $105.44)(6)                                     (B+ , B2)    05/01/09    10.500   $  238,750
     250   Henry Co., Series B, Company
            Guaranteed, Senior Subordinated Notes
            (Callable 04/15/03 @ $105.00)                            (CCC , Caa1)   04/15/08    10.000        66,250
     250   MMI Products, Inc., Series B, Senior
            Subordinated Notes (Callable 04/15/02
            @ $105.63)                                                 (B- , B2)    04/15/07    11.250       236,562
     400   Omega Cabinets, Ltd., Senior
            Subordinated Notes (Callable 06/15/02
            @ $105.25)                                                 (B , B3)     06/15/07    10.500       422,000
                                                                                                          ----------
                                                                                                             963,562
                                                                                                          ----------
CABLE (11.2%)
     400   Adelphia Communications Corp., Series
            B, Senior Notes                                            (B+ , B2)    07/15/04    10.500       408,000
     294   Australis Holdings, Ltd., Yankee Senior
            Discount Notes (Callable 09/19/01 @
            $107.50)(2)                                                (D , NR)     11/01/02    15.000            29
     900   Australis Media, Ltd., Unit, Yankee
            (Callable 09/19/01 @ $108.00)(2)                           (NR , NR)    05/15/03    15.750            90
      15   Australis Media, Ltd., Yankee Senior
            Discount Notes (Callable 09/19/01
            @ $108.00)(2)                                              (NR , NR)    05/15/03    15.750             2
     500   Century Communications Corp., Series B,
            Senior Discount Notes                                      (B+ , B2)    01/15/08      0.00       242,500
     260   Charter Communications Holdings LLC,
            Senior Notes (Callable 04/01/04 @
            $104.31)                                                   (B+ , B2)    04/01/09     8.625       253,500
     350   Charter Communications Holdings LLC,
           Senior Notes (Callable 01/15/05 @
            $105.12)                                                   (B+ , B2)    01/15/10    10.250       364,000
     455   Charter Communications Holdings LLC,
            Senior Discount Notes (Callable
            04/01/04 @ $104.96)(3)                                     (B+ , B2)    04/01/11     9.920       324,187
     400   Classic Cable, Company Guaranteed,
            Senior Subordinated Notes (Callable
            03/01/05 @ $105.25)                                        (C , Ca)     03/01/10    10.500       216,000
     400   Coaxial Communications of Central Ohio,
            Inc., Company Guaranteed, Senior Notes
            (Callable 08/15/02 @ $105.00)                              (B , B3)     08/15/06    10.000       402,000
     400   Coaxial LLC, Company Guaranteed, Senior
            Discount Notes (Callable 08/15/03
            @ $106.44)(3)                                            (CCC+ , Caa1)  08/15/08    12.875       302,000
     750   Comcast UK Cable Partners, Ltd., Senior
            Debentures (Callable 09/19/01 @
            $104.20)                                                   (B- , B2)    11/15/07    11.200       543,750
      85   CSC Holdings, Inc., Senior Notes                           (BB+ , Ba1)   12/15/07     7.875        89,374
      35   CSC Holdings, Inc., Senior Notes                           (BB+ , Ba1)   07/15/08     7.250        35,061
     500   CSC Holdings, Inc., Senior Subordinated
            Debentures (Callable 02/15/03 @
            $104.80)                                                  (BB- , Ba2)   02/15/13     9.875       532,500
     500   Diamond Cable Communications PLC,
            Yankee Senior Discount Notes (Callable
            09/19/01 @ $104.41)                                        (B- , B2)    12/15/05    11.750       280,000
   2,427   DIVA Systems Corp., Series B, Senior
            Discount Notes (Callable 03/01/03 @
            $106.31)(3)                                                (NR , NR)    03/01/08    12.625       364,050
     500   Frontiervision Holdings LP, Senior
            Discount Notes (Callable 09/17/01 @
            $107.92)(3)                                                (B+ , B2)    09/15/07    11.875       523,750
     500   Insight Communications Co., Inc., Rule
            144A, Senior Discount Notes (Callable
            02/15/06 @ $106.12)(3),(6)                                 (B- , B3)    02/15/11    12.250       297,500
     500   Insight Midwest, Senior Notes (Callable
            10/01/04 @ $104.87)                                        (B+ , B1)    10/01/09     9.750       522,500
     750   International Cabletel, Inc., Series A,
            Senior Deferred Notes (Callable
            09/19/01 @ $101.82)                                        (B- , B2)    04/15/05    12.750       487,500
     415   International Cabletel, Inc., Series B,
            Senior Deferred Notes (Callable
            09/19/01 @ $105.75)                                        (B- , B2)    02/01/06    11.500       257,300
     410   James Cable Partners LP, Series B,
            Senior Notes (Callable 09/19/01
            @ $105.37)                                               (CCC , Caa2)   08/15/04    10.750       346,962


                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS(1)
  (000)                                                            (S&P / MOODY'S)   MATURITY     RATE%       VALUE
----------                                                         ---------------  ---------   --------   ----------
CABLE -- (CONTINUED)
$    500   Jones Intercable, Inc., Senior Notes                      (BBB , Baa2)   04/15/08     7.625    $  534,375
     300   Lenfest Communications, Inc., Senior
            Notes                                                     (BBB , Baa2)  11/01/05     8.375       327,375
     400   MDC Communications Corp., Yankee Senior
            Subordinated Notes (Callable 12/01/01
            @ $105.25)                                                 (B , B2)     12/01/06    10.500       353,500
     600   Mediacom LLC/Capital Corp., Senior
            Notes (Callable 02/15/06 @ $103.94)                        (B+ , B2)    02/15/11     7.875       562,500
     250   Mediacom LLC/Capital Corp., Rule 144A,
            Senior Notes (Callable 01/15/06 @
            $104.75)(6)                                                (B+ , B2)    01/15/13     9.500       253,750
     250   Northland Cable Television, Company
            Guaranteed, (Callable 11/15/02 @
            $105.12)                                                  (B- , Caa1)   11/15/07    10.250       176,250
     250   NTL, Inc., Series B, Senior Notes
            (Callable 02/15/02 @ $105.00)                              (B- , B2)    02/15/07    10.000       143,750
     550   Rogers Communications, Inc., Yankee
            Senior Notes (Callable 09/19/01 @
            $104.56)                                                  (BB- , Ba2)   01/15/06     9.125       558,250
     250   Rogers Communications, Inc., Yankee
            Senior Notes (Callable 07/15/02 @
            $104.44)                                                  (BB- , Ba1)   07/15/07     8.875       255,312
     250   Telewest Communications PLC, Yankee
            Senior Debentures (Callable 09/20/01
            @ $104.81)                                                 (B , B2)     10/01/06     9.625       194,062
     600   Telewest Communications PLC, Senior
            Discount Debentures (Callable 09/20/01
            @ $100.00)                                                 (B , B2)     10/01/07    11.000       480,000
     500   Telewest Communications PLC, Senior
            Discount Notes (Callable 04/15/04 @
            $104.63)(3)                                                (B , B2)     04/15/09     9.250       226,250
     400   United International Holdings, Series
            B, Senior Discount Notes (Callable
            02/15/03 @ $105.37)(3)                                    (B- , Caa1)   02/15/08    10.750       126,000
                                                                                                          ----------
                                                                                                          10,983,929
                                                                                                          ----------
CAPITAL GOODS (0.2%)
     400   Pentacon, Inc., Series B, Company
            Guaranteed, Senior Subordinated Notes
            (Callable 04/01/04 @ $106.12)                            (CCC+ , Caa1)  04/01/09    12.250       221,000
                                                                                                          ----------
CHEMICALS (3.1%)
     300   Acetex Corp., Rule 144A, Senior Notes
            (Callable 08/01/05 @ $105.44)(6)                           (B+ , B2)    08/01/09    10.875       307,875
     300   Airgas, Inc., Rule 144A, Senior
            Subordinated Notes (Callable 10/01/06
            @ $104.56)(6)                                             (BB- , Ba1)   10/01/11     9.125       311,250
     350   Equistar Chemicals LP/Equistar Funding
            Corp., Rule 144A, Senior Notes(6)                        (BBB- , Ba2)   09/01/08    10.125       355,250
     250   Huntsman Corp., Rule 144A, Senior
            Subordinated Notes (Callable 07/01/02
            @ $104.75)(6)                                            (CCC+ , Caa1)  07/01/07     9.500        91,250
     250   IMC Global, Inc., Rule 144A, Senior
            Notes (Callable 06/01/06 @ $105.63)(6)                    (BB , Ba1)    06/01/11    11.250       258,750
     500   Laroche Industries, Inc., Series B,
            Senior Subordinated Notes (Callable
            09/15/02 @ $104.75)(2)                                     (NR , NR)    09/15/07     9.500        12,500
     360   Lyondell Chemical Co., Series B, Senior
            Subordinated Notes (Callable 05/01/04
            @ $104.94)                                                (BB , Ba3)    05/01/07     9.875       365,400
     500   Mississippi Chemical Corp.                                  (B , B3)     11/15/17     7.250       240,000
     350   Philipp Brothers Chemicals, Inc.,
            Company Guaranteed, Senior
            Subordinated Notes (Callable 06/01/03
            @ $104.94)                                                (CCC+ , B3)   06/01/08     9.875       229,250
     250   Radnor Holdings, Inc., Series B,
            Company Guaranteed, Senior
            Subordinated Notes (Callable 09/20/01
            @ $105.00)                                                 (B- , B2)    12/01/03    10.000       201,250
     400   Terra Industries, Inc., Series B,
            Senior Notes (Callable 09/20/01
            @ $102.62)                                                (B , Caa2)    06/15/05    10.500       306,500


                See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS(1)
    (000)                                                                (S&P / MOODY'S)   MATURITY        RATE%        VALUE
    -----                                                                ---------------   --------        -----        -----
CHEMICALS -- (CONTINUED)
$         400   United Industries Corp., Series B, Senior Subordinated
                   Notes (Callable 04/01/04 @ $104.94)                     (CCC+ , B3)     04/01/09        9.875     $   328,000
                                                                                                                     -----------
                                                                                                                       3,007,275
                                                                                                                     -----------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (5.1%)
          400   AT&T Canada, Inc., Yankee Senior Discount Notes
                   (Callable 11/01/02 @ $105.37)(3)                       (BBB , Baa3)     11/01/07       10.750         325,000
          400   AT&T Canada, Inc., Yankee Senior Notes
                   (Callable 08/15/02 @ $106.00)                          (BBB , Baa3)     08/15/07       12.000         402,500
          250   Carrier1 International SA, Series B, Senior Notes
                   (Callable 02/15/04 @ $106.63)                           (B- , Caa2)     02/15/09       13.250          51,250
        1,000   Completel Europe NV, Series B, Company Guaranteed,
                   Yankee Senior Discount Notes
                   (Callable 02/15/04 @ $107.00)(3)                       (CCC+ , Caa1)    02/15/09       14.000         355,000
          550   e.spire Communications, Inc., Senior Discount Notes
                   (Callable 09/24/01 @ $110.00)(2)                         (NR , NR)      11/01/05       13.000          85,250
          550   Focal Communications Corp., Series B, Senior Discount
                   Notes (Callable 02/15/03 @ $106.06)(3)                  (C , Caa3)      02/15/08       12.125         156,750
          500   Hyperion Telecommunications, Inc., Series B, Senior
                   Discount Notes (Callable 09/24/01 @ $106.50)            (B+ , Caa2)     04/15/03       13.000         307,500
          250   Hyperion Telecommunications, Inc., Series B, Senior
                   Secured Notes (Callable 09/24/01 @ $106.12)             (BB- , B3)      09/01/04       12.250         181,250
          550   ICG Holdings, Inc., Company Guaranteed, Senior Discount
                   Notes (Callable 09/24/01 @ $106.25)(2)                   (D , Ca)       05/01/06       12.500          71,500
          300   ICG Holdings, Inc., Company Guaranteed, Senior Discount
                   Notes (Callable 03/15/02 @ $105.81)(2, 3)                (D , Ca)       03/15/07       11.625          39,000
        1,000   Intermedia Communications, Inc., Series B, Senior
                   Discount Notes (Callable 07/15/02 @ $105.63)(3)        (BBB+ , Baa2)    07/15/07       11.250         995,000
          500   Knology Holdings, Inc., Senior Discount Notes
                   (Callable 10/15/02 @ $105.94)(3)                         (NR , NR)      10/15/07       11.875         172,500
          350   McLeodUSA, Inc., Senior Discount Notes
                   (Callable 03/01/02 @ $105.25)(3)                        (CCC+ , B3)     03/01/07       10.500         161,000
          300   McLeodUSA, Inc., Senior Notes
                   (Callable 07/15/02 @ $104.63)                           (CCC+ , B3)     07/15/07        9.250         139,500
          190   McLeodUSA, Inc., Senior Unsecured Notes
                   (Callable 02/15/04 @ $104.06)                           (CCC+ , B2)     02/15/09        8.125          85,975
          400   McLeodUSA, Inc., Senior Unscecured Notes
                   (Callable 05/01/04 @ $105.75)                           (CCC+ , B3)     05/01/09       11.500         212,000
          250   MJD Communications, Inc., Series B, Senior
                   Subordinated Notes (Callable 05/01/03 @ $104.75)         (B- , B3)      05/01/08        9.500         176,250
          500   Pac-West Telecommunications, Inc., Senior Notes
                   (Callable 02/01/04 @ $106.75)                           (B , Caa1)      02/01/09       13.500         202,500
          400   RCN Corp., Senior Unsecured Notes
                   (Callable 10/15/02 @ $105.00)                           (B- , Caa2)     10/15/07       10.000         162,000
          232   RCN Corp., Series B, Senior Discount Notes
                   (Callable 02/15/03 @ $104.90)(3)                        (B- , Caa2)     02/15/08        9.800          56,840
          500   Time Warner Telecom LLC, Senior Notes
                   (Callable 07/15/03 @ $104.87)                            (B- , B2)      07/15/08        9.750         447,500
          500   XO Communications, Inc., Senior Discount Notes
                   (Callable 04/15/03 @ $104.72)(3)                       (CCC+ , Caa1)    04/15/08        9.450          92,500
          245   XO Communications, Inc., Senior Notes
                   (Callable 11/15/03 @ $105.37)                          (CCC , Caa1)     11/15/08       10.750          93,100
                                                                                                                     -----------
                                                                                                                       4,971,665
                                                                                                                     -----------

                See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS(1)
    (000)                                                                (S&P / MOODY'S)   MATURITY        RATE%        VALUE
    -----                                                                ---------------   --------        -----        -----
CONGLOMERATE/DIVERSIFIED MANUFACTURING (0.5%)
$         250   Jordan Industries, Inc., Series B, Senior Unsecured Notes
                   (Callable 08/01/02 @ $105.19)                            (B , B3)       08/01/07       10.375     $   213,750
          325   Knoll, Inc., Senior Subordinated Notes
                   (Callable 09/21/01 @ $105.44)                           (B+ , Ba3)      03/15/06       10.875         325,406
                                                                                                                     -----------
                                                                                                                         539,156
                                                                                                                     -----------

CONSUMER PRODUCTS/TOBACCO (1.7%)
          315   Diamond Brands Operating, Company Guaranteed, Senior
                   Subordinated Notes (Callable 04/15/03 @ $105.06)         (D , Ca)       04/15/08       10.125          42,131
          400   Drypers Corp., Series B, Senior Notes
                   (Callable 06/15/02 @ $105.12)(2)                         (NR , Ca)      06/15/07       10.250           5,000
          500   Holmes Products Corp., Series D, Senior Subordinated
                   Notes (Callable 11/15/02 @ $100.00)                      (B- , B3)      11/15/07        9.875         123,125
          450   Jackson Products, Inc., Series B, Company Guaranteed
                   (Callable 09/20/01 @ $104.75)                            (B- , B3)      04/15/05        9.500         398,812
          500   Packaged Ice, Inc., Series B, Company Guaranteed, Senior
                   Subordinated Notes (Callable 02/01/02 @ $104.87)         (B , B3)       02/01/05        9.750         380,000
          430   Scotts Co., Company Guaranteed,
                   (Callable 01/15/04 @ $104.31)                            (B+ , B2)      01/15/09        8.625         442,900
          250   Werner Holdings Co., Inc., Series A, Company
                   Guaranteed (Callable 11/15/02 @ $105.00)                 (B- , B2)      11/15/07       10.000         245,000
                                                                                                                     -----------
                                                                                                                       1,636,968
                                                                                                                     -----------

CONTAINERS (1.1%)
          516   BPC Holding Corp., Series B, Senior Secured Notes
                   (Callable 09/21/01 @ $108.00)                           (B- , Caa2)     06/15/06       12.500         440,230
          250   Owens-Illinois, Inc., Senior Notes                          (B+ , B3)      05/15/07        8.100         205,312
          450   Printpack, Inc., Series B, Senior Subordinated Notes
                   (Callable 09/21/01 @ $105.31)                            (B , B3)       08/15/06       10.625         461,250
                                                                                                                     -----------
                                                                                                                       1,106,792
                                                                                                                     -----------

DIVERSIFIED TELECOMMUNICATIONS (0.1%)
          350   Primus Telecommunications Group, Inc., Senior Unsecured
                    Notes (Callable 01/15/04 @ $105.63)                   (CCC , Caa2)     01/15/09       11.250          71,750
                                                                                                                     -----------

ELECTRONICS/INFORMATION/DATA TECHNOLOGY (1.0%)
          250   Ampex Corp., Series B, Senior Notes
                   (Callable 09/20/01 @ $104.00)                            (NR , NR)      03/15/03       12.000          37,500
          500   Elgar Holdings, Inc., Company Guaranteed, Senior
                   Subordinated Notes (Callable 02/01/03 @ $104.94)         (B , B2)       02/01/08        9.875         298,750
          500   Flextronics International, Ltd., Senior Subordinated Notes
                   (Callable 07/01/05 @ $104.94)                           (BB- , Ba2)     07/01/10        9.875         515,000
          500   Orbital Imaging Corp., Series B, Senior Notes
                   (Callable 03/01/02 @ $105.81)(2)                         (NR , NR)      03/01/05       11.625         102,500
                                                                                                                     -----------
                                                                                                                         953,750
                                                                                                                     -----------

ENERGY - OTHER (1.7%)
          500   BRL Universal Equipment, Senior Secured Notes
                   (Callable 02/15/05 @ $104.44)                           (BB- , Ba3)     02/15/08        8.875         510,000
           20   Crown Central Petroleum, Senior Notes
                   (Callable 09/20/01 @ $103.63)                            (B , B2)       02/01/05       10.875          15,875
          500   Eagle Geophysical, Inc., Liquidating Trust(2)               (NR , NR)      07/15/08       10.750             250
          500   Frontier Oil Corp., Senior Notes
                   (Callable 11/15/04 @ $105.87)                            (B , B2)       11/15/09       11.750         538,750
          250   Hanover Equipment Trust, Rule 144A, Senior Secured
                   Notes (Callable 09/01/05 @ $104.25)(6)                  (BB , Ba3)      09/01/08        8.500         258,125

                See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS(1)
    (000)                                                                (S&P / MOODY'S)   MATURITY        RATE%        VALUE
    -----                                                                ---------------   --------        -----        -----
ENERGY -- OTHER -- (CONTINUED)
$         350   Sesi LLC, Rule 144A, Company Guaranteed, Senior
                   Unsecured Notes (Callable 05/15/06 @ $104.44)(6)        (BB- , B1)      05/15/11        8.875       $ 343,000
                                                                                                                     -----------
                                                                                                                       1,666,000
                                                                                                                     -----------

ENVIRONMENTAL SERVICES (0.2%)
          200   Allied Waste NA, Series B, Company Guaranteed, Senior
                   Subordinated Notes (Callable 01/01/04 @ $103.94)        (BB- , Ba3)     01/01/09        7.875         202,500
                                                                                                                     -----------

FOOD PROCESSORS/BEVERAGES/BOTTLING (3.7%)
          250   Agrilink Foods, Inc., Company Guaranteed, Senior
                   Subordinated Notes (Callable 11/01/03 @ $105.94)         (B- , B3)      11/01/08       11.875         238,750
          320   Archibald Candy Corp., Company Guaranteed, Senior
                   Secured Notes (Callable 09/20/01 @ $105.12)             (B- , Caa2)     07/01/04       10.250         218,400
          600   Aurora Foods, Inc., Series B, Senior Subordinated Notes
                   (Callable 02/15/02 @ $106.94)                          (CCC+ , Caa1)    02/15/07        9.875         535,500
          400   B&G Foods, Inc., Company Guaranteed,
                   (Callable 08/01/02 @ $104.81)                            (B- , B3)      08/01/07        9.625         354,000
          350   Eagle Family Foods, Inc., Series B, Company Guaranteed
                   (Callable 01/15/03 @ $104.38)                           (CCC+ , B3)     01/15/08        8.750         217,875
          150   Fleming Cos., Inc., Series B, Company Guaranteed, Senior
                   Subordinated Notes (Callable 09/20/01 @ $105.25)         (B , B2)       12/01/04       10.500         154,500
          500   Luigino's, Inc., Senior Subordinated Notes
                   (Callable 02/01/03 @ $105.00)                            (B- , B3)      02/01/06       10.000         470,000
          380   National Wine & Spirits, Inc., Company Guaranteed,
                   (Callable 01/15/04 @ $105.06)                            (B , B2)       01/15/09       10.125         383,800
          250   New World Pasta Co., Company Guaranteed, Senior
                   Subordinated Notes (Callable 02/15/04 @ $104.63)       (CCC+ , Caa1)    02/15/09        9.250         196,250
          350   Pilgrim's Pride Corp., Senior Notes
                   (Callable 09/15/06 @ $104.81)                           (BB- , Ba3)     09/15/11        9.625         360,937
          400   Premier International Foods PLC, Yankee Senior Notes
                   (Callable 09/01/04 @ $106.00)                            (B- , B3)      09/01/09       12.000         418,500
          300   Vlasic Foods International, Inc., Series B, Senior
                   Subordinated Notes (Callable 07/01/04 @ $105.12)(2)      (NR , C)       07/01/09       10.250          88,875
                                                                                                                     -----------
                                                                                                                       3,637,387
                                                                                                                     -----------

GAMING (8.9%)
          300   Ameristar Casinos, Inc., Company Guaranteed,
                   (Callable 02/15/06 @ $105.37)                            (B- , B3)      02/15/09       10.750         321,375
          500   Argosy Gaming Co., Company Guaranteed,
                   (Callable 06/01/04 @ $105.37)                            (B+ , B2)      06/01/09       10.750         556,250
          250   Aztar Corp., Senior Subordinated Notes
                   (Callable 05/15/03 @ $104.44)                           (B+ , Ba3)      05/15/07        8.875         257,500
          250   Aztar Corp., Rule 144A, Senior Subordinated Notes,
                   Private Placement (Callable 08/15/06 @ $104.50)(6)      (B+ , Ba3)      08/15/11        9.000         256,880
          400   Boyd Gaming Corp., Senior Subordinated Notes
                   (Callable 07/15/02 @ $104.75)                            (B+ , B1)      07/15/07        9.500         399,000
          250   Coast Hotels & Casinos, Inc., Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 04/01/04 @ $104.75)                            (B , B2)       04/01/09        9.500         259,687
          312   Fitzgeralds Gaming Corp., Series B, Company Guaranteed
                   (Callable 12/15/01 @ $106.25)(2)                         (NR , NR)      12/15/04       12.250         189,292
          500   Hard Rock Hotel, Inc., Series B, Senior Subordinated Notes
                   (Callable 04/01/02 @ $104.63)                           (B- , Caa2)     04/01/05        9.250         460,000
          250   Harrahs Operating Co., Inc., Company Guaranteed, Senior
                   Subordinated Notes                                      (BB+ , Ba1)     12/15/05        7.875         259,375

                See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS(1)
    (000)                                                                (S&P / MOODY'S)   MATURITY        RATE%        VALUE
    -----                                                                ---------------   --------        -----        -----
GAMING -- (CONTINUED)
$         450   Harvey Casino Resorts, Senior Subordinated Notes
                   (Callable 09/11/01 @ $105.31)                           (BB+ , B2)      06/01/06       10.625       $ 477,000
          400   Herbst Gaming, Inc., Rule 144A, Senior Secured Notes
                   (Callable 09/01/05 @ $105.37)(6)                         (B , B2)       09/01/08       10.750         410,000
          500   Hollywood Park, Inc., Series B, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 02/15/03 @ $104.63)                           (B- , Caa1)     02/15/07        9.250         445,000
          500   Horseshoe Gaming LLC, Series B, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 06/15/02 @ $104.69)                            (B+ , B2)      06/15/07        9.375         534,375
          250   Isle of Capri Casinos, Inc., Company Guaranteed,
                   (Callable 04/15/04 @ $104.38)                            (B , B2)       04/15/09        8.750         234,375
           47   Jazz Casino Co. LLC, Senior Secured Notes(4)                (NR , NR)      03/31/08         6.54          37,241
          400   Majestic Star Casino LLC Cap., Series B, Company
                   Guaranteed, Senior Secured Notes
                   (Callable 07/01/03 @ $105.44)                            (B , B2)       07/01/06       10.875         395,000
          480   Mandalay Resort Group, Senior Subordinated Notes
                   (Callable 12/01/02 @ $104.63)                           (BB- , Ba3)     12/01/05        9.250         498,000
          500   MGM Mirage, Inc., Company Guaranteed                       (BB+ , Ba2)     06/01/07        9.750         548,750
          500   Mohegan Tribal Gaming, Senior Subordinated Notes
                   (Callable 01/01/04 @ $104.38)                           (BB- , Ba3)     01/01/09        8.750         523,125
          250   Park Place Entertainment, Senior Subordinated Notes        (BB- , Ba2)     12/15/05        7.875         255,312
          250   Peninsula Gaming LLC, Series B, Company Guaranteed,
                   Senior Secured Notes (Callable 07/01/03 @ $108.00)       (B , B2)       07/01/06       12.250         246,562
          500   Penn National Gaming, Inc., Series B, Company
                   Guaranteed, Senior Subordinated Notes
                   (Callable 03/01/05 @ $105.56)                            (B- , B3)      03/01/08       11.125         523,750
          400   Sun International Hotels, Company Guaranteed, Yankee
                    Senior Subordinated Notes
                   (Callable 03/15/02 @ $104.50)                           (B+ , Ba3)      03/15/07        9.000         412,000
          239   Waterford Gaming LLC, Rule 144A, Senior Notes
                   (Callable 09/24/01 @ $108.64)(6)                         (B+ , B1)      03/15/10        9.500         240,494
                                                                                                                     -----------
                                                                                                                       8,740,343
                                                                                                                     -----------

HEALTHCARE FACILITIES/SUPPLIES (4.4%)
          400   Beverly Enterprises, Inc., Company Guaranteed, Senior
                   Notes (Callable 09/20/01 @ $104.50)                      (B+ , B1)      02/15/06        9.000         416,000
          400   Davita, Inc., Series B, Company Guaranteed, Senior
                   Subordinated Notes (Callable 04/15/06 @ $104.63)         (B- , B2)      04/15/11        9.250         420,000
          500   Extendicare Health Services, Inc., Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 12/15/02 @ $104.67)                           (CCC+ , B3)     12/15/07        9.350         447,500
          250   Fountain View, Inc., Series B, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 04/15/03 @ $105.63)(2)                        (D , Caa1)      04/15/08       11.250         130,000
          400   InSight Health Services Corp., Series B, Company
                   Guaranteed, Senior Subordinated Notes
                   (Callable 06/15/03 @ $104.81)                            (B- , B3)      06/15/08        9.625         454,500
          300   Magellan Health Services, Inc., Rule 144A, Senior Notes
                   (Callable 11/15/05 @ $104.69)(6)                         (B+ , B2)      11/15/07        9.375         311,250
          400   Magellan Health Services, Inc., Senior Subordinated Notes
                   (Callable 02/15/03 @ $104.50)                            (B- , B3)      02/15/08        9.000         388,000
          250   Paracelsus Healthcare Corp., Senior Subordinated Notes
                   (Callable 09/20/01 @ $105.00)(2)                         (NR , Ca)      08/15/06       10.000          83,125
          250   Tenet Healthcare Corp., Senior Subordinated Notes
                   (Callable 01/15/02 @ $104.31)                           (BB- , Ba2)     01/15/07        8.625         263,750

                See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS(1)
    (000)                                                                (S&P / MOODY'S)   MATURITY        RATE%        VALUE
    -----                                                                ---------------   --------        -----        -----
HEALTHCARE FACILITIES/SUPPLIES -- (CONTINUED)
$         500   Triad Hospital Holdings, Inc., Series B, Company
                   Guaranteed, Senior Subordinated Notes
                   (Callable 05/15/04 @ $105.50)                            (B- , B2)      05/15/09       11.000     $   552,500
          400   Unilab Finance Corp., Senior Subordinated Notes
                   (Callable 10/01/04 @ $106.37)                            (B- , B3)      10/01/09       12.750         470,000
          400   Vanguard Health Systems, Rule 144A, Senior
                   Subordinated Notes (Callable 08/01/06 @ $104.87)(6)      (B- , B3)      08/01/11        9.750         414,500
                                                                                                                     -----------
                                                                                                                       4,351,125
                                                                                                                     -----------

INDUSTRIAL -- OTHER (1.5%)
          300   Amerigas Partners LP Eagle Finance Corp., Rule 144A,
                   Senior Notes (Callable 05/20/06 @ $104.44)(6)           (BB+ , Ba3)     05/20/11        8.875         306,750
          250   Brand Scaffold Services, Senior Unsecured Notes,
                   (Callable 02/15/03 @ $105.12)                            (B- , B3)      02/15/08       10.250         233,125
          400   Del Monte Corp., Rule 144A, Senior Subordinated Notes
                   (Callable 05/15/06 @ $104.63)(6)                         (B- , B3)      05/15/11        9.250         416,000
          450   Equinix, Inc., Senior Unsecured Notes
                   (Callable 12/01/03 @ $106.50)                            (NR , NR)      12/01/07       13.000         194,625
          150   First Wave Marine, Inc., Senior Notes
                   (Callable 02/01/03 @ $105.50)(2)                         (NR , NR)      02/01/08       11.000          11,250
          504   International Utility Structures, Inc.                      (NR , NR)      02/01/08       13.000         100,800
          250   Primedia, Inc., Rule 144A, Senior Notes
                   (Callable 05/15/06 @ $104.44)(6)                        (BB- , Ba3)     05/15/11        8.875         232,500
                                                                                                                     -----------
                                                                                                                       1,495,050
                                                                                                                     -----------

INTERNET SERVICE PROVIDER/DATA (0.2%)
          450   Exodus Communications, Inc., Senior Unsecured Notes
                   (Callable 12/15/04 @ $105.37)                           (B- , Caa1)     12/15/09       10.750         123,750
          400   ICG Services, Inc., Senior Discount Notes
                   (Callable 02/15/03 @ $105.00)(2, 3)                      (D , Ca)       02/15/08       10.000          44,000
                                                                                                                     -----------
                                                                                                                         167,750
                                                                                                                     -----------

LEISURE (2.4%)
          400   AMC Entertainment, Inc., Senior Subordinated Notes
                   (Callable 03/15/02 @ $104.75)                          (CCC- , Caa3)    03/15/09        9.500         364,000
          250   AMC Entertainment, Inc., Senior Subordinated Notes
                   (Callable 02/01/04 @ $104.75)                          (CCC- , Caa3)    02/01/11        9.500         227,500
          197   AMF Bowling Worldwide, Inc., Series B, Company
                   Guaranteed, Senior Subordinated Notes
                   (Callable 09/21/01 @ $105.44)(2)                         (D , Ca)       03/15/06       10.875           6,895
          500   Booth Creek Ski Holdings, Inc., Series B, Company
                   Guaranteed (Callable 03/15/02 @ $106.25)               (CCC+ , Caa1)    03/15/07       12.500         423,125
          250   Florida Panthers, Company Guaranteed, Senior
                   Subordinated Notes (Callable 04/15/04 @ $104.94)         (B- , B2)      04/15/09        9.875         261,875
          500   Imax Corp., Yankee Senior Unsecured Notes
                   (Callable 12/01/02 @ $103.94)                           (B- , Caa2)     12/01/05        7.875         177,500
          250   Intrawest Corp., Yankee Senior Unsecured Notes
                   (Callable 08/15/03 @ $104.87)                            (B+ , B1)      08/15/08        9.750         255,000
          250   KSL Recreation Group, Inc., Series B, Senior
                   Subordinated Notes (Callable 05/01/02 @ $105.12)         (B- , B2)      05/01/07       10.250         255,000
          500   Regal Cinemas, Inc., Senior Subordinated Notes
                   (Callable 12/15/03 @ $104.44)(2)                         (D , Ca)       12/15/10        8.875          62,500
           75   SFX Entertainment, Inc., Series B, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 02/01/03 @ $104.56)                           (NR , Ba3)      02/01/08        9.125          82,125

                See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS(1)
    (000)                                                                (S&P / MOODY'S)   MATURITY        RATE%        VALUE
    -----                                                                ---------------   --------        -----        -----
LEISURE -- (CONTINUED)
$         250   Six Flags, Inc., Senior Notes
                   (Callable 04/01/02 @ $104.63)                            (B , B3)       04/01/06        9.250     $   251,250
                                                                                                                     -----------
                                                                                                                       2,366,770
                                                                                                                     -----------

LODGING (1.0%)
          250   Capstar Hotel Co., Senior Subordinated Notes
                   (Callable 08/15/02 @ $104.38)                            (B , B1)       08/15/07        8.750         250,312
          250   HMH Properties, Inc., Series A, Company Guaranteed,
                   Senior Secured Notes (Callable 08/01/02 @ $103.94)      (BB , Ba2)      08/01/05        7.875         251,250
          220   HMH Properties, Inc., Series C, Senior Notes
                   (Callable 12/01/03 @ $104.23)                           (BB , Ba2)      12/01/08        8.450         222,750
          250   Prime Hospitality Corp., First Morgage
                   (Callable 09/24/01 @ $104.63)                           (BB , Ba2)      01/15/06        9.250         256,875
                                                                                                                     -----------
                                                                                                                         981,187
                                                                                                                     -----------

MACHINERY (0.5%)
          510   Motors & Gears, Inc., Series D, Senior Unsecured Notes
                   (Callable 11/15/01 @ $105.37)                            (B , B3)       11/15/06       10.750         490,875
                                                                                                                     -----------

METALS & MINING (1.9%)
          400   AEI Resources, Inc., Rule 144A, Senior Subordinated
                   Notes (Callable 12/15/02 @ $105.75)(2,6)                 (NR , NR)      12/15/06       11.500         130,000
          250   AK Steel Corp., Senior Notes
                   (Callable 12/15/01 @ $104.56)                           (BB , Ba2)      12/15/06        9.125         258,125
          400   Golden Northwest Aluminum, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 12/15/02 @ $108.00)                            (B+ , B3)      12/15/06       12.000         174,000
          100   Haynes International, Inc., Senior Notes
                   (Callable 09/21/01 @ $102.91)                           (B- , Caa1)     09/01/04       11.625          60,000
          250   Kaiser Aluminum & Chemicals Corp., Series D, Senior
                   Notes (Callable 10/15/01 @ $105.44)                      (B , B2)       10/15/06       10.875         233,750
          400   Maxxam Group Holdings, Inc., Series B, Senior Secured
                   Notes (Callable 09/21/01 @ $103.00)                    (CCC+ , Caa1)    08/01/03       12.000         342,000
          500   Metallurg, Inc., Series B, Company Guaranteed, Senior
                   Notes (Callable 12/01/02 @ $105.50)                      (B- , B3)      12/01/07       11.000         465,000
          150   National Steel Corp., Inc., Series D, First Mortgage
                   (Callable 03/01/04 @ $104.94)                           (B- , Caa1)     03/01/09        9.875          65,250
          250   WHX Corp., Senior Unsecured Notes
                   (Callable 04/15/02 @ $105.25)                          (CCC+ , Caa3)    04/15/05       10.500         133,750
                                                                                                                     -----------
                                                                                                                       1,861,875
                                                                                                                     -----------

OIL EQUIPMENT (2.0%)
          465   Key Energy Services, Inc., Series B, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 01/15/04 @ $107.00)                            (B , B2)       01/15/09       14.000         541,725
          250   Parker Drilling Co., Series D, Company Guaranteed,
                   (Callable 11/15/01 @ $104.87)                            (B+ , B1)      11/15/06        9.750         251,875
          300   Pride Petroleum Services, Inc., Senior Notes
                   (Callable 05/01/02 @ $104.69)                           (BB , Ba3)      05/01/07        9.375         314,625
          400   Trico Marine Services, Inc., Series G, Company
                   Guaranteed, (Callable 09/19/01 @ $104.25)                (B , B1)       08/01/05        8.500         392,000
          500   Universal Compression, Inc., Senior Discount Notes
                   (Callable 02/15/03 @ $104.94)(3)                         (B+ , B1)      02/15/08        9.875         457,500
                                                                                                                     -----------
                                                                                                                       1,957,725
                                                                                                                     -----------

                See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS(1)
    (000)                                                                (S&P / MOODY'S)   MATURITY        RATE%        VALUE
    -----                                                                ---------------   --------        -----        -----
PAGING (0.0%)
$         250   Pagemart Nationwide, Inc., Senior Discount Notes
                   (Callable 09/24/01 @ $102.50)(2)                        (NR , Caa2)     02/01/05       15.000     $    11,250
          250   Pagemart Wireless, Inc., Senior Discount Notes
                   (Callable 02/01/03 @ $105.63)(3)                         (NR , Ca)      02/01/08       11.250           1,563
                                                                                                                     -----------
                                                                                                                          12,813
                                                                                                                     -----------

PAPER & FOREST PRODUCTS (3.3%)
          600   Ainsworth Lumber Co., Ltd., Senior Secured Notes          (CCC+ , Caa1)    07/15/07       12.500         555,000
          500   Crown Paper Co., Senior Subordinated Notes
                   (Callable 09/21/01 @ $103.67)(2)                        (NR , NR)       09/01/05       11.000          11,250
          500   Doman Industries, Ltd., Yankee Senior Notes
                   (Callable 09/21/01 @ $101.46)                           (B , Caa1)      03/15/04        8.750         245,000
          400   Four M Corp., Series B, Senior Secured Notes
                   (Callable 09/17/01 @ $106.00)                            (B , B3)       06/01/06       12.000         386,000
          400   Mail-Well, Inc., Series B, Company Guaranteed, Senior
                   Subordinated Notes (Callable 12/15/03 @ $104.38)         (B+ , B2)      12/15/08        8.750         340,000
          400   Norampac, Inc., Yankee Senior Notes
                   (Callable 02/01/03 @ $104.75)                           (BB , Ba2)      02/01/08        9.500         420,000
          300   Playtex Products, Inc., Rule 144A, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 06/01/06 @ $104.69)(6)                         (B , B2)       06/01/11        9.375         310,500
          250   Specialty Paperboard, Inc., Senior Notes
                   (Callable 10/15/01 @ $104.69)                           (BB- , B1)      10/15/06        9.375         228,750
          200   Stone Container Corp., Senior Unsecured Notes
                   (Callable 02/01/06 @ $104.87)                            (B , B2)       02/01/11        9.750         210,750
          250   Stone Container Finance Co., Rule 144A, Company
                   Guaranteed, Senior Notes
                   (Callable 08/15/04 @ $100.00)(6)                         (B , B2)       08/15/06       11.500         267,813
          250   Tembec Industries, Inc., Company Guaranteed, Senior
                   Unsecured Notes (Callable 06/30/04 @ $104.31)           (BB+ , Ba1)     06/30/09        8.625         260,625
                                                                                                                     -----------
                                                                                                                       3,235,688
                                                                                                                     -----------

PUBLISHING (1.1%)
          250   American Media Operations, Senior Subordinated Notes
                   (Callable 05/01/04 @ $105.12)                            (B- , B2)      05/01/09       10.250         264,063
          250   Hollinger International Publishing, Inc., Company
                   Guaranteed, Senior Subordinated Notes
                   (Callable 03/15/02 @ $104.63)                           (B+ , Ba3)      03/15/07        9.250         246,250
          300   Liberty Group Publishing, Inc., Senior Discount
                   Debentures (Callable 02/01/03 @ $105.81)(3)            (CCC+ , Caa2)    02/01/09       11.625         160,500
          250   Phoenix Color Corp., Company Guaranteed
                   (Callable 02/01/04 @ $105.19)                           (B- , Caa2)     02/01/09       10.375         191,563
          500   Premier Graphics, Inc., Company Guaranteed, Senior
                   Unsecured Notes (Callable 12/01/02 @ $105.75)(2)         (NR , NR)      12/01/05       11.500          17,500
          194   Sun Media Corp., Yankee Senior Subordinated Notes
                   (Callable 02/15/02 @ $104.75)                            (B+ , B2)      02/15/07        9.500         194,000
                                                                                                                     -----------
                                                                                                                       1,073,876
                                                                                                                     -----------

RESTAURANTS (2.1%)
          500   AFC Enterprises, Senior Subordinated Notes
                   (Callable 05/15/02 @ $105.12)                            (B+ , B2)      05/15/07       10.250         523,125
          470   American Restaurant Group, Inc., Series B, Company
                   Guaranteed, Senior Subordinated Notes
                   (Callable 09/24/01 @ $105.75)                            (B , B3)       02/15/03       11.500         449,438
          400   Ameriking, Inc., Senior Notes
                   (Callable 12/01/01 @ $105.37)(2)                         (NR , NR)      12/01/06       10.750          74,500

                See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS(1)
    (000)                                                                (S&P / MOODY'S)   MATURITY        RATE%        VALUE
    -----                                                                ---------------   --------        -----        -----
RESTAURANTS -- (CONTINUED)
$         250   Carrols Corp., Company Guaranteed, Senior Subordinated
                   Notes (Callable 12/01/03 @ $104.75)                      (B- , B3)      12/01/08        9.500     $   227,500
          500   New World Coffee - Manhattan Bagel, Inc., Rule 144A,
                   Company Guaranteed Private Placement(6)                  (B- , B3)      06/15/03       13.000         480,000
          265   Sbarro, Inc., Company Guaranteed, Senior Notes
                   (Callable 09/15/04 @ $105.50)                           (BB- , Ba3)     09/15/09       11.000         271,625
                                                                                                                     -----------
                                                                                                                       2,026,188
                                                                                                                     -----------

RETAIL - FOOD AND DRUG (1.8%)
          200   Mrs. Fields Holding Co., Senior Discount Notes
                   (Callable 12/01/02 @ $107.00)(3)                        (B- , Caa2)     12/01/05       14.000          94,000
          400   Mrs. Fields Original Cookies Co., Series B, Company
                   Guaranteed (Callable 12/01/01 @ $103.38)                 (B+ , B2)      12/01/04       10.125         358,000
          260   Pantry, Inc., Company Guaranteed
                   (Callable 10/15/02 @ $105.12)                            (B , B3)       10/15/07       10.250         260,650
          500   Premium Standard Farms, Rule 144A, Senior Notes
                   (Callable 06/15/06 @ $104.63)(6)                         (BB , B1)      06/15/11        9.250         498,125
          189   Pueblo Xtra International, Inc., Senior Notes
                   (Callable 09/20/01 @ $100.00)                          (CCC , Caa1)     08/01/03        9.500          36,855
          500   Stater Brothers Holdings, Senior Notes
                   (Callable 08/15/03 @ $105.37)                            (B- , B2)      08/15/06       10.750         506,875
                                                                                                                     -----------
                                                                                                                       1,754,505
                                                                                                                     -----------

RETAIL STORES (3.0%)
          500   Advance Holding Corp., Series B, Senior Discount
                   Debentures (Callable 04/15/03 @ $106.44)(3)             (B- , Caa1)     04/15/09       12.875         376,250
          250   Autonation, Inc., Rule 144A, Private Placement Bonds(6)    (BB+ , Ba2)     08/01/08        9.000         256,250
          500   County Seat Stores, Inc., Unit
                   (Callable 11/01/01 @ $106.37)(2)                         (NR , NR)      11/01/04       12.750              50
          370   Flooring America, Inc., Series B, Company Guaranteed,
                   Senior Unsecured Notes (Callable 10/15/02 @ $104.63)(2)  (NR , NR)      10/15/07        9.250           2,311
          250   HMV Media Group PLC, Series B, Yankee Senior
                   Subordinated Notes (Callable 05/15/03 @ $105.12)        (B- , Caa1)     05/15/08       10.250         173,750
          500   Jostens, Inc., Senior Subordinated Notes
                   (Callable 05/01/05 @ $106.37)                            (B , B3)       05/01/10       12.750         532,500
          250   K Mart Corp., Debentures                                  (BB+ , Baa3)     10/01/12        7.750         221,250
          500   Leslie's Poolmart, Senior Unsecured Notes
                   (Callable 09/24/01 @ $105.19)                            (B- , B3)      07/15/04       10.375         432,500
          250   Michaels Stores, Inc., Rule 144A, Senior Notes
                   (Callable 07/01/05 @ $104.63)(6)                        (BB , Ba2)      07/01/09        9.250         258,750
          250   Nebraska Book Co., Senior Subordinated Notes
                   (Callable 02/15/03 @ $104.38)                            (B- , B3)      02/15/08        8.750         226,563
          500   Pep Boys - Manny, Moe & Jack, Series A, Notes              (BB- , B2)      11/03/04        6.710         443,948
                                                                                                                     -----------
                                                                                                                       2,924,122
                                                                                                                     -----------

SATELLITE (1.4%)
          500   Echostar DBS Corp., Senior Notes
                   (Callable 02/01/04 @ $104.69)                            (B+ , B1)      02/01/09        9.375         518,125
          250   Motient Corp., Series B, Company Guaranteed, Senior
                   Subordinated Notes (Callable 04/01/03 @ $106.12)         (NR , NR)      04/01/08       12.250          51,250
          400   Orion Network Systems, Inc., Senior Subordinated Notes
                   (Callable 01/15/02 @ $105.63)                           (CCC , Ca)      01/15/07       11.250         166,000
          750   Pegasus Satellite Communications, Inc., Senior Discount
                   Notes (Callable 03/01/04 @ $106.75)(3)                 (CCC+ , Caa1)    03/01/07       13.500         438,750

                See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS(1)
    (000)                                                                (S&P / MOODY'S)   MATURITY        RATE%        VALUE
    -----                                                                ---------------   --------        -----        -----
SATELLITE -- (CONTINUED)
$         250   Pegasus Satellite Communications, Inc., Series B,
                   Senior Notes (Callable 12/01/02 @ $104.87)              (CCC+ , B3)     12/01/06        9.750     $   226,250
                                                                                                                     -----------
                                                                                                                       1,400,375
                                                                                                                     -----------

SECONDARY OIL & GAS PRODUCERS (6.1%)
          500   Abraxas Petroleum Corp., Series A, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 09/20/01 @ $105.75)                           (CC , Caa3)     11/01/04       11.500         427,500
          250   Bellwether Exploration Co., Company Guaranteed, Senior
                   Subordinated Notes (Callable 04/01/02 @ $105.44)         (B- , B3)      04/01/07       10.875         248,750
          500   Canadian Forest Oil, Ltd., Company Guaranteed, Senior
                   Subordinated Notes (Callable 09/15/02 @ $104.38)         (B+ , B1)      09/15/07        8.750         513,750
          600   Chesapeake Energy Corp., Global Company Guaranteed,
                   Senior Notes (Callable 04/01/06 @ $104.06)               (B+ , B2)      04/01/11        8.125         586,500
          350   Denbury Management, Inc., Company Guaranteed, Senior
                   Subordinated Notes (Callable 03/01/03 @ $104.50)         (B- , B3)      03/01/08        9.000         326,375
          250   Forest Oil Corp., Rule 144A, Senior Notes(6)               (BB , Ba3)      06/15/08        8.000         252,500
          400   HS Resources, Inc., Company Guaranteed, Senior
                   Subordinated Notes (Callable 11/15/01 @ $104.63)        (B+ , Baa3)     11/15/06        9.250         422,000
          500   Magnum Hunter Resources, Inc., Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 06/01/02 @ $105.00)                            (B , B2)       06/01/07       10.000         505,000
          250   Nuevo Energy Co., Series B, Senior Subordinated Notes
                   (Callable 06/01/03 @ $104.75)                            (B+ , B1)      06/01/08        9.500         246,875
           30   Ocean Energy, Inc., Senior Notes                          (BBB- , Baa3)    08/01/03        7.875          30,825
          250   Plains Resources, Inc., Series B, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 09/20/01 @ $105.12)                            (B , B2)       03/15/06       10.250         258,750
          250   Plains Resources, Inc., Series F, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 09/20/01 @ $105.12)                            (B , B2)       03/15/06       10.250         258,750
          500   Pogo Producing Co., Series B, Senior Subordinated Notes
                   (Callable 05/15/02 @ $104.38)                            (BB , B1)      05/15/07        8.750         510,625
          500   Pogo Producing Co., Series B, Senior Subordinated Notes
                   (Callable 04/15/06 @ $104.12)                            (BB , B1)      04/15/11        8.250         505,000
          400   Southwest Royalties, Inc., Series B, Company Guaranteed,
                   (Callable 10/15/01 @ $105.25)                          (CCC- , Caa2)    10/15/04       10.500         342,000
          300   Vintage Petroleum, Inc., Global Senior Subordinated Notes
                   (Callable 05/15/06 @ $103.94)                           (BB- , Ba3)     05/15/11        7.875         303,000
          250   Wiser Oil Co., Company Guaranteed, Senior Subordinated
                   Notes (Callable 05/15/02 @ $104.75)                    (CCC+ , Caa3)    05/15/07        9.500         213,750
                                                                                                                     -----------
                                                                                                                       5,951,950
                                                                                                                     -----------

SERVICES -- OTHER (2.1%)
          250   Ameriserve Finance Trust, Rule 144A, Senior Secured
                   Notes (Callable 09/15/03 @ $106.00)(2,6)                 (NR , NR)      09/15/06       12.000          13,750
          500   Applied Extrusion Technologies, Inc., Rule 144A,
                   Senior Notes (Callable 07/01/06 @ $105.37)(6)            (B , B2)       07/01/11       10.750         527,500
          525   Coinstar, Inc., Senior Discount Notes
                   (Callable 10/01/01 @ $108.00)                            (NR , NR)      10/01/06       13.000         521,063
          250   Integrated Electric Services, Inc., Series B, Company
                   Guaranteed, Senior Subordinated Notes
                   (Callable 02/01/04 @ $104.69)                           (BB- , B2)      02/01/09        9.375         253,750
          459   Interact Operating Co., Senior Unsecured Notes
                   (Callable 09/20/01 @ $100.00)                            (NR , NR)      08/01/03       14.000               5

                See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS(1)
    (000)                                                                (S&P / MOODY'S)   MATURITY        RATE%        VALUE
    -----                                                                ---------------   --------        -----        -----
SERVICES -- OTHER -- (CONTINUED)
$         250   Iron Mountain, Inc., Company Guaranteed, Senior
                   Subordinated Notes (Callable 09/30/02 @ $104.38)         (B , B2)       09/30/09        8.750     $   261,250
          300   La Petite Academy, Inc., Series B, Company Guaranteed
                   (Callable 05/15/03 @ $105.00)                           (CCC- , B3)     05/15/08       10.000         205,500
           37   Mentus Media Corp., Series B, Senior Secured Notes
                   (Callable 09/24/01 @ $103.25)                            (NR , NR)      02/01/03       12.000           7,493
          715   Next Generation Network, Inc., Series C, Senior Secured
                   Notes (Callable 09/24/01 @ $103.25)                      (NR , NR)      02/01/03       14.000         143,082
          150   United Rentals, Inc., Series B, Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 01/15/04 @ $104.63)                           (BB- , B2)      01/15/09        9.250         146,625
                                                                                                                     -----------
                                                                                                                       2,080,018
                                                                                                                     -----------

TECHNOLOGY (0.5%)
          500   Fairchild Semiconductor International, Inc., Senior
                   Subordinated Notes (Callable 02/01/05 @ $105.25)         (B , B2)       02/01/09       10.500         507,500
                                                                                                                     -----------

TEXTILE/APPAREL/SHOE MANUFACTURING (1.5%)
          250   Advanced Glass Fiber Yarns, Senior Subordinated Notes
                   (Callable 01/15/04 @ $105.06)                            (B- , B2)      01/15/09        9.875         207,500
          250   BGF Industries, Inc., Series B, Senior Subordinated Notes
                   (Callable 01/15/04 @ $105.25)                            (B- , B2)      01/15/09       10.250         208,750
          350   Galey & Lord, Inc., Company Guaranteed
                   (Callable 03/01/03 @ $104.56)                           (CCC+ , Ca)     03/01/08        9.125         148,750
          400   HCI Direct, Inc., Senior Subordinated Notes
                   (Callable 09/24/01 @ $103.44)(2)                         (B- , B3)      08/01/02       13.750         103,000
          250   Phillips Van-Heusen, Senior Subordinated Notes
                   (Callable 05/01/03 @ $104.75)                           (B+ , Ba3)      05/01/08        9.500         257,500
          450   William Carter Co., Series A, Senior Subordinated Notes
                   (Callable 12/01/01 @ $105.19)                            (B- , B3)      12/01/06       10.375         478,688
          250   Worldtex, Inc., Series B, Company Guaranteed, Senior
                   Subordinated Notes (Callable 12/15/02 @ $104.81)(2)      (D , NR)       12/15/07        9.625          31,563
                                                                                                                     -----------
                                                                                                                       1,435,751
                                                                                                                     -----------

TRANSPORTATION -- OTHER (0.3%)
          250   Motor Coach Industries International, Inc., Company
                   Guaranteed, Senior Subordinated Notes
                   (Callable 05/01/04 @ $105.63)                          (CCC+ , Caa1)    05/01/09       11.250         113,750
          250   Oglebay Norton Co., Senior Subordinated Notes
                   (Callable 02/01/04 @ $105.00)                            (B- , B3)      02/01/09       10.000         240,000
                                                                                                                     -----------
                                                                                                                         353,750
                                                                                                                     -----------

UTILITIES (1.3%)
          250   AES Corp., Senior Unsecured Notes                          (BB , Ba1)      06/01/09        9.500         258,750
          550   Calpine Corp., Senior Notes                                (BB+ , Ba1)     04/15/09        7.750         545,188
          500   CMS Energy Corp., Senior Unsecured Notes                   (BB , Ba3)      01/15/09        7.500         488,479
                                                                                                                     -----------
                                                                                                                       1,292,417
                                                                                                                     -----------

WIRELESS (7.0%)
          500   Airgate PCS, Inc., Senior Subordinated Notes
                   (Callable 10/01/04 @ $106.75)(3)                       (CCC , Caa1)     10/01/09       13.500         342,500
          250   American Cellular Corp., Company Guaranteed
                   (Callable 10/15/05 @ $104.75)                            (B , B2)       10/15/09        9.500         231,875
          400   Centennial Cellular Corp., Senior Subordinated Notes
                   (Callable 12/15/03 @ $105.37)                            (B- , B3)      12/15/08       10.750         370,000

                See Accompanying Notes to Financial Statements.

     PAR
    (000)                                                                                                               VALUE
    -----                                                                                                               -----
WIRELESS-- (CONTINUED)
$         250   Crown Castle International Corp.
                   (Callable 08/01/06 @ $104.69)                            (B , B3)       08/01/11        9.375     $   229,375
          500   Dobson Sygnet Communications Co., Senior Unsecured
                   Notes (Callable 12/15/03 @ $106.12)                     (NR , B3)       12/15/08       12.250         522,500
          250   Dolphin Telecom PLC, Series B, Yankee Senior Discount
                   Notes (Callable 05/15/04 @ $107.00)(3)                   (D , Ca)       05/15/09       14.000           3,125
          500   IPCS, Inc., Senior Discount Notes
                   (Callable 07/15/05 @ $107.00)(3)                       (CCC , Caa1)     07/15/10       14.000         290,000
          500   Microcell Telecommunications, Inc., Series  B, Yankee
                   Senior Discount Notes (Callable 12/01/01 @ $107.00)(3)   (B , B3)       06/01/06       14.000         372,500
          525   Nextel Partners, Inc., Senior Discount Notes
                   (Callable 02/01/04 @ $107.00)(3)                        (CCC+ , B3)     02/01/09       14.000         313,688
          500   Orange PLC, Yankee Senior Notes
                   (Callable 06/01/04 @ $104.50)                            (A- , A3)      06/01/09        9.000         536,250
          250   Polska Telefonica Cyfrowa International Finance II SA,
                   Company Guaranteed, Senior Subordinated Notes
                   (Callable 12/01/04 @ $105.63)                            (B+ , B2)      12/01/09       11.250         245,000
          250   Price Communications Wireless, Inc., Series B, Company
                   Guaranteed (Callable 06/15/02 @ $104.56)                (B+ , Ba2)      12/15/06        9.125         261,250
          250   Price Communications Wireless, Inc.,
                   Senior Subordinated Notes
                   (Callable 07/15/02 @ $105.87)                            (B- , B2)      07/15/07       11.750         270,000
          500   Sprint Spectrum LP, Senior Notes
                   (Callable 09/24/01 @ $105.50)                          (BBB+ , Baa2)    08/15/06       11.000         526,875
          200   TeleCorp PCS, Inc., Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 04/15/04 @ $105.81)(3)                         (NR , B3)      04/15/09       11.625         127,500
          500   TeleCorp PCS, Inc., Company Guaranteed,
                   Senior Subordinated Notes
                   (Callable 07/15/05 @ $105.31)                            (NR , B3)      07/15/10       10.625         472,500
          500   Tritel PCS, Inc., Company Guaranteed,
                   (Callable 05/15/04 @ $106.37)(3)                         (NR , B3)      05/15/09       12.750         310,000
          600   Triton PCS Holdings, Inc., Company Guaranteed,
                   Senior Subordinated Discount Notes
                   (Callable 05/01/03 @ $105.50)(3)                         (B- , B2)      05/01/08       11.000         516,000
          500   U.S. Unwired, Inc., Series B, Company Guaranteed,
                   Senior Subordinated Discount Notes
                   (Callable 11/01/04 @ $106.69)(3)                       (CCC+ , Caa1)    11/01/09       13.375         302,500
           57   Voicestream Wireless Corp., Senior Discount Notes
                   (Callable 11/15/04 @ $105.94)(3)                        (A- , Baa1)     11/15/09       11.875          48,450
          450   Voicestream Wireless Corp., Senior Notes
                   (Callable 11/15/04 @ $105.19)                           (A- , Baa1)     11/15/09       10.375         519,750
          200   XO Communications, Inc., Senior Notes
                   (Callable 09/24/01 @ $106.25)                          (CCC , Caa1)     04/15/06       12.500          79,000
                                                                                                                     -----------
                                                                                                                       6,890,638
                                                                                                                     -----------
TOTAL CORPORATE BONDS (Cost $114,963,401)                                                                             92,700,393
                                                                                                                     -----------

                See Accompanying Notes to Financial Statements.

     NUMBER
   OF SHARES                                                                                                            VALUE
   ---------                                                                                                            -----
WARRANTS(5) (0.2%)
BROADBAND (0.0%)
          500   GT Group Telecom, Inc., Rule 144A
                   expires February 2010(6)                                                                          $     6,670
        1,010   Petersburg Long Distance, Inc., strike $1.00
                   expires May 2008                                                                                           10
          400   Startec Global Communications Corp. strike $24.20
                   expires May 2008                                                                                            4
                                                                                                                     -----------
                                                                                                                           6,684
                                                                                                                     -----------

BUILDING PRODUCTS (0.1%)
       12,640   Capital Pacific Holdings Group, Inc., strike $3.40
                   expires May 2002                                                                                       63,200
                                                                                                                     -----------

CABLE (0.0%)
          294   Australis Holdings, Ltd., Rule 144A, strike $0.20
                   expires October 2001(6)                                                                                     3
        7,581   DIVA Systems Corp., Rule 144A, strike $0.01
                   expires March 2008(6)                                                                                      76
        3,830   DIVA Systems Corp., Rule 144A,
                   expires January 2010(6)                                                                                    38
                                                                                                                     -----------
                                                                                                                             117
                                                                                                                     -----------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.0%)
          500   Carrier1 International, Rule 144A,
                   expires February 2009(6)                                                                                    5
          500   KMC Telecom Holdings, Inc., Rule 144A, strike $0.01
                   expires April 2008(6)                                                                                      25
          500   Motient Corp., Rule 144A, strike $12.28
                   expires April 2008(6)                                                                                     250
                                                                                                                     -----------
                                                                                                                             280
                                                                                                                     -----------

CONSUMER PRODUCTS/TOBACCO (0.0%)
          500   Jostens, Inc., strike $0.01
                   expires May 2010                                                                                        9,000
                                                                                                                     -----------

DIVERSIFIED TELECOMMUNICATIONS (0.0%)
          642   PLD Telekom, Inc., strike $10.86
                   expires March 2003                                                                                        182
          146   PLD Telekom, Inc., strike $10.86
                   expires March 2003                                                                                         41
                                                                                                                     -----------
                                                                                                                             223
                                                                                                                     -----------

ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.0%)
       17,000   Ampex Corp., Rule 144A, strike $2.25
                   expires March 2003(6)                                                                                     170
          500   Orbital Imaging Corp. Rule 144A, strike $1.00
                   expires March 2005(6)                                                                                      94
                                                                                                                     -----------
                                                                                                                             264
                                                                                                                     -----------

ENERGY -- OTHER (0.0%)
       15,000   Metretek Technologies, Inc., strike $4.00
                   expires September 2003                                                                                  9,450
                                                                                                                     -----------

HEALTHCARE FACILITIES/SUPPLIES (0.0%)
          700   Interact Electronic Marketing, Inc., strike $0.01
                   expires December 2009                                                                                       7
                                                                                                                     -----------

                See Accompanying Notes to Financial Statements.

     NUMBER
   OF SHARES                                                                                                            VALUE
   ---------                                                                                                            -----
INDUSTRIAL -- OTHER (0.0%)
          450   Equinix, Inc., strike $0.01
                   expires December 2007                                                                             $     9,000
        3,500   International Utility Structures, strike $1.98
                   expires February 2003                                                                                       0
                                                                                                                     -----------
                                                                                                                           9,000
                                                                                                                     -----------

OIL EQUIPMENT (0.0%)
          750   Key Energy Services, Inc., strike $4.88
                   expires January 2009                                                                                   52,500
                                                                                                                     -----------

RESTAURANTS (0.0%)
          500   New World Coffee - Manhattan Bagel, Inc., strike $0.01
                   expires June 2006                                                                                         250
                                                                                                                     -----------

RETAIL - FOOD AND DRUG (0.0%)
          200   Mrs. Fields Holding Co., Rule 144A, strike $0.01
                   expires May 2005(6)                                                                                       2,000
                                                                                                                     -----------

RETAIL STORES (0.0%)
       21,345   Safelite Glass Corp., Class A, strike $6.50
                   expires January 2010                                                                                      213
       14,230   Safelite Glass Corp., Class B, strike $6.50
                   expires January 2010                                                                                      142
                                                                                                                     -----------
                                                                                                                             355
                                                                                                                     -----------

SATELLITE (0.0%)
          250   XM Satellite Radio, Inc., strike $49.50
                   expires March 2010                                                                                      6,188
                                                                                                                     -----------

SERVICES - OTHER (0.0%)
          700   InterAct Systems, Inc., strike $0.01
                   expires August 2003                                                                                         7
        1,391   Mentus Media Corp., Rule 144A, strike $0.01
                   expires February 2008(6)                                                                                   14
        5,588   Source Media, Inc., strike $0.01
                   expires November 2007                                                                                      56
                                                                                                                     -----------
                                                                                                                              77
                                                                                                                     -----------

WIRELESS (0.1%)
          500   Airgate PCS, Inc., strike $0.01
                   expires October 2009                                                                                   50,000
          500   IPCS, Inc., Rule 144A, strike $5.50
                   expires July 2010(6)                                                                                   28,750
          500   McCaw International, strike $36.45
                   expires April 2007                                                                                        125
          300   Metricom, Inc., strike $87.00
                   expires February 2010                                                                                      21
                                                                                                                     -----------
                                                                                                                          78,896
                                                                                                                     -----------
TOTAL WARRANTS (Cost $784,728)                                                                                           238,491
                                                                                                                     -----------

COMMON STOCKS (0.6%)
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.1%)
          219   WorldCom, Inc. -- MCI Group                                                                                2,828
        5,485   WorldCom, Inc. -- WorldCom Group(5)                                                                       70,537
                                                                                                                     -----------
                                                                                                                          73,365
                                                                                                                     -----------

                See Accompanying Notes to Financial Statements.

     NUMBER
   OF SHARES                                                                                                            VALUE
   ---------                                                                                                            -----
ENERGY -- OTHER (0.1%)
        3,914   Eagle Geophysical, Inc.(5)                                                                           $    19,570
       30,000   Metretek Technologies, Inc.(5)                                                                            31,503
                                                                                                                     -----------
                                                                                                                          51,073
                                                                                                                     -----------

FOOD PROCESSORS/BEVERAGES/BOTTLING (0.1%)
       10,626   Aurora Foods, Inc.(5)                                                                                     44,523
                                                                                                                     -----------

GAMING (0.0%)
       11,066   JCC Holding Co.(5)                                                                                        37,624
                                                                                                                     -----------

RETAIL STORES (0.0%)
        8,710   Safelite Glass Corp., Class B(5)                                                                             435
          588   Safelite Realty Corp.(5)                                                                                       6
                                                                                                                     -----------
                                                                                                                             441
                                                                                                                     -----------

SECONDARY OIL & GAS PRODUCERS (0.0%)
        6,215   Abraxas Petroleum Corp.(5)                                                                                14,730
                                                                                                                     -----------

SERVICES - OTHER (0.3%)
       10,162   Weatherford International, Inc.(5)                                                                       338,090
                                                                                                                     -----------

WIRELESS (0.0%)
        3,436   Microcell Telecommunications, Inc.(5)                                                                     18,211
                                                                                                                     -----------

TOTAL COMMON STOCKS (Cost $1,348,487)                                                                                    578,057
                                                                                                                     -----------

                                                                                                        RATE%
                                                                                                        -----
PREFERRED STOCKS (1.2%)
CABLE (0.0%)
            8   Adelphia Business Solutions, Inc., Series B                                             12.875             1,322
       11,890   DIVA Systems Corp., Series C(5)                                                          0.000               119
                                                                                                                     -----------
                                                                                                                           1,441
                                                                                                                     -----------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.5%)
        1,445   e.spire Communications, Inc.                                                            12.750                14
       20,000   WorldCom, Inc. - WorldCom Group, Rule 144A(6)                                            7.000           447,500
                                                                                                                     -----------
                                                                                                                         447,514
                                                                                                                     -----------

ENERGY - OTHER (0.1%)
          150   Metretek Technologies, Inc., Series B                                                    8.000           136,800
                                                                                                                     -----------

GAMING (0.0%)
        1,170   Peninsula Gaming(5)                                                                      0.000             7,020
                                                                                                                     -----------

PAPER & FOREST PRODUCTS (0.0%)
      100,847   Crown Packaging Enterprises, Ltd.(5)                                                     0.000             1,008
                                                                                                                     -----------

RESTAURANTS (0.0%)
        8,875   Ameriking, Inc.                                                                         13.000                89
                                                                                                                     -----------

SERVICES - OTHER (0.0%)
          700   Interact Electronic Marketing, Inc.                                                     14.000                 7
       15,938   Source Media, Inc.                                                                      13.500            15,938
                                                                                                                     -----------
                                                                                                                          15,945
                                                                                                                     -----------

                See Accompanying Notes to Financial Statements.

     NUMBER
   OF SHARES                                                                                            RATE%            VALUE
   ---------                                                                                            -----            -----
WIRELESS (0.6%)
          407   Nextel Communications, Inc., Series D                                                   13.000       $   248,270
        3,530   Rural Cellular Corp., Series B                                                          11.375           302,698
                                                                                                                     -----------
                                                                                                                         550,968
                                                                                                                     -----------
TOTAL PREFERRED STOCKS (Cost $2,862,041)                                                                               1,160,785
                                                                                                                     -----------

                                                                                                          PAR
                                                                                                         (000)
                                                                                                         -----
SHORT-TERM INVESTMENT (0.8%)
State Street Bank and Trust Co. Euro Time Deposit, 3.500%, 9/04/01 (Cost $803,000)                        $803           803,000
                                                                                                                     -----------
TOTAL INVESTMENTS AT VALUE (97.4%) (Cost $120,761,657(7))                                                             95,480,726
OTHERASSETS IN EXCESS OF LIABILITIES (2.6%)                                                                            2,527,594
                                                                                                                     -----------
NET ASSETS (100.0%)                                                                                                  $98,008,320
                                                                                                                     ===========

(1) Credit ratings by Moody's Investor Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2)  Security in default.

(3) Step Bond-- The interest rate as of August 31, 2001 is 0% and will reset to the interest rate shown at a future date.

(4) Variable rate obligations-- The interest rate shown is the rate as of August 31, 2001.

(5)  Non-income producing security.

(6) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2001, these securities amounted to a value of $9,146,032 or 9.3% of net assets.

(7)  Cost for federal income tax purposes is $120,785,478.

                See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2001

                                                                INTERNATIONAL     U.S. CORE           FIXED            HIGH
                                                                    FUND         EQUITY FUND       INCOME FUND      YIELD FUND
                                                                -------------    -------------    -------------   -------------
ASSETS
Investments at value (Cost $260,452,038, $50,484,162,
 $634,897,624 and $120,761,657, respectively)                   $ 244,180,343(1) $  47,402,330    $ 641,728,592   $  95,480,726
Cash                                                                       --               --              550         166,099
Foreign currency (Cost $40,961)                                        41,187               --               --              --
Collateral received for securities loaned                          11,847,772               --               --              --
Receivable for investments sold                                     3,546,491               --               --          73,746
Dividend, interest and reclaim receivable                             744,857           69,303        6,825,643       2,346,622
Receivable for fund shares sold                                           399               --        1,258,693           8,406
Deposits with brokers and custodian bank for futures contract              --               --            9,813              --
Receivable for open futures contracts                                      --               --           78,203              --
Prepaid expenses and other assets                                      56,018            9,719           15,585          17,227
                                                                -------------    -------------    -------------   -------------
         Total Assets                                             260,417,067       47,481,352      649,917,079      98,092,826
                                                                -------------    -------------    -------------   -------------
LIABILITIES

Due to custodian                                                        2,439               --               --              --
Advisory fee payable                                                  174,423           31,126          166,640          41,996
Payable upon return of securities loaned                           11,847,772               --               --              --
Payable for investments purchased                                   2,313,701               --      116,147,407              --
Payable for forward contracts                                       1,080,152               --               --              --
Payable for fund shares redeemed                                       28,162          148,652          857,817              --
Other accrued expenses payable                                        221,784           38,230          118,266          42,510
                                                                -------------    -------------    -------------   -------------
         Total Liabilities                                         15,668,433          218,008      117,290,130          84,506
                                                                -------------    -------------    -------------   -------------
NET ASSETS
Capital stock, $0.001 par value                                        22,546            3,944           33,730           8,278
Paid-in capital                                                   350,645,260       56,778,009      516,769,482     141,213,033
Accumulated undistributed net investment income (loss)             (2,281,471)         154,395        4,297,059       1,601,036

Accumulated net realized gain (loss) from investments
and foreign currency transactions                                 (86,292,061)      (6,591,172)       4,542,463     (19,533,097)
Net unrealized appreciation (depreciation) from
investments and foreign currency translations                     (17,345,640)      (3,081,832)       6,984,215     (25,280,930)
                                                                -------------    -------------    -------------   -------------
         Net Assets                                             $ 244,748,634    $  47,263,344    $ 532,626,949   $  98,008,320
                                                                =============    =============    =============   =============
INSTITUTIONAL SHARES
Net assets                                                      $ 244,726,407    $  47,263,344    $ 532,626,949   $  98,008,320
Shares outstanding                                                 22,541,816        3,944,543       33,730,341       8,278,492
                                                                -------------    -------------    -------------   -------------
Net asset value,
 offering price and redemption price per share                         $10.86           $11.98           $15.79          $11.84
                                                                        =====             ====             ====           =====
A SHARES
Net assets                                                      $       1,060              N/A              N/A             N/A
Shares outstanding                                                         98              N/A              N/A             N/A
                                                                -------------    -------------    -------------   -------------
Net asset value and redemption price per share                         $10.84              N/A              N/A             N/A
                                                                        =====              ===             ====             ===
Maximum offering price per share (net asset value /(1-5.75%))          $11.50              N/A              N/A             N/A
                                                                        =====              ===             ====             ===
B SHARES
Net assets                                                      $       1,115              N/A              N/A             N/A
Shares outstanding                                                        103              N/A              N/A             N/A
                                                                -------------    -------------    -------------   -------------
Net asset value and offering price per share                           $10.84              N/A              N/A             N/A
                                                                        =====              ===             ====            ====
C SHARES
Net assets                                                      $      20,052              N/A              N/A             N/A
Shares outstanding                                                      1,850              N/A              N/A             N/A
                                                                -------------    -------------    -------------   -------------
Net asset value and offering price per share                           $10.84              N/A              N/A             N/A
                                                                       ======             ====              ===             ===

(1)       Including $11,084,446 of securities on loan.


                 See Accompanying Notes to Financial Statements.
                                       52

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2001

                                                       INTERNATIONAL      U.S. CORE          FIXED          HIGH YIELD
                                                            FUND         EQUITY FUND      INCOME FUND          FUND
                                                       -------------    -------------    -------------    -------------
INVESTMENT INCOME
Dividends                                              $   5,479,859    $     709,372    $     712,699    $     491,001
Interest                                                     365,496           21,586       31,687,229       11,396,525
Securities lending                                             3,819                2               --               --
Foreign taxes withheld                                      (567,142)              --               --               --
                                                       -------------    -------------    -------------    -------------
         Total investment income                           5,282,032          730,960       32,399,928       11,887,526
                                                       -------------    -------------    -------------    -------------
EXPENSES
Investment advisory fees                                   2,705,262          418,198        1,697,267          709,069
Administrative services fees                                 336,379           51,277          301,155          112,028
Shareholder servicing/Distribution fees                           17               --               --           15,851
Custodian fees                                               403,635           21,230          117,609           27,177
Legal fees                                                    71,036           18,583           27,078           23,507
Audit fees                                                    45,925           16,300           24,300           22,300
Registration fees                                             41,888           32,087           35,489           49,746
Interest expense                                              17,375            2,245              477           33,349
Directors fees                                                13,103           12,936           13,768           12,884
Printing fees                                                  2,399           20,358           19,236           12,705
Insurance expense                                                 --            4,322           11,739            6,115
Transfer agent fees                                               --            1,713           59,910           10,103
Miscellaneous expense                                         14,120            6,547           16,164            9,010
                                                       -------------    -------------    -------------    -------------
                                                           3,651,139          605,796        2,324,192        1,043,844
Less: fees waived and transfer agent offsets                  (9,763)         (48,199)        (287,472)        (318,290)
                                                       -------------    -------------    -------------    -------------
         Total expenses                                    3,641,376          557,597        2,036,720          725,554
                                                       -------------    -------------    -------------    -------------
            Net investment income                          1,640,656          173,363       30,363,208       11,161,972
                                                       -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
   INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
Net realized gain (loss) from investments                (84,947,848)(1)   (5,477,345)      13,444,430       (8,259,158)
Net realized loss from foreign currency transactions      (1,931,202)              --              (78)              --
Net change in unrealized appreciation (depreciation)
  from investments                                       (57,064,220)     (10,085,274)      11,770,766       (9,384,238)
Net change in unrealized appreciation (depreciation)
  from foreign currency translations                      (1,013,546)              --               86               --
                                                       -------------    -------------    -------------    -------------
Net realized and unrealized gain (loss) from
  investments and foreign currency related items        (144,956,816)     (15,562,619)      25,215,204      (17,643,396)
                                                       -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
  operations                                           $(143,316,160)   $ (15,389,256)   $  55,578,412    $  (6,481,424)
                                                       =============    =============    =============    =============

(1) On October 31, 2000, International Fund had a redemption in-kind with total proceeds in the amount of $35,702,991. The net realized loss on the transaction of $4,810,180 will not be realized for tax purposes.


                See Accompanying Notes to Financial Statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         INTERNATIONAL FUND          U.S. CORE EQUITY FUND
                                               ---------------------------------  ----------------------------------
                                                 FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                     ENDED              ENDED           ENDED            ENDED
                                               AUGUST 31, 2001   AUGUST 31, 2000  AUGUST 31, 2001   AUGUST 31, 2000
                                               ---------------------------------  ----------------------------------
FROM OPERATIONS
Net investment income                           $   1,640,656    $     201,719    $     173,363    $     224,112
Net realized gain (loss) from investments and
  foreign currency transactions                   (86,879,050)     144,688,546       (5,477,345)      15,414,461
Net change in unrealized appreciation
  (depreciation) from investments and
  foreign currency translations                   (58,077,766)     (31,585,833)     (10,085,274)        (581,122)
                                               ---------------   ---------------  ---------------  -----------------
  Net increase (decrease) in net assets
     resulting from operations                   (143,316,160)     113,304,432      (15,389,256)      15,057,451
                                               ---------------   ---------------  ---------------  -----------------
FROM DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income
  Common Class shares                                      --               --               --             (309)
  Institutional Class shares                       (1,756,238)      (2,498,919)        (128,200)        (245,904)
Distributions from net realized gains
  Common Class shares                                      --       (1,335,125)              --          (21,417)
  Institutional Class shares                     (119,091,123)     (98,708,550)     (14,288,404)      (9,910,582)
                                               ---------------   ---------------  ---------------  -----------------
  Net decrease in net assets from dividends
     and distributions                           (120,847,361)    (102,542,594)     (14,416,604)     (10,178,212)
                                               ---------------   ---------------  ---------------  -----------------
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares                       60,903,358      122,355,995        9,777,045       12,183,694
Reinvestment of dividends and distributions       117,864,284       99,817,262       14,301,493       10,067,233
Net asset value of shares redeemed               (175,769,750)(1) (410,914,402)(2)  (15,352,515)     (29,001,914)
                                               ---------------   ---------------  ---------------  -----------------
  Net increase (decrease) in net assets from
     capital share transactions:                    2,997,892     (188,741,145)       8,726,023       (6,750,987)
                                               ---------------   ---------------  ---------------  -----------------
Net decrease in net assets                       (261,165,629)    (177,979,307)     (21,079,837)      (1,871,748)
NET ASSETS
  Beginning of year                               505,914,263      683,893,570       68,343,181       70,214,929
                                               ---------------   ---------------  ---------------  -----------------
  End of year                                   $ 244,748,634    $ 505,914,263    $  47,263,344    $  68,343,181
                                               ===============   ===============  ===============  =================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)      $  (2,281,471)   $   1,680,030    $     154,395    $     109,232
                                               ===============   ===============  ===============  =================

(1) Includes redemption of $35,702,991 as a result of redemption in-kind on October 31, 2000.

(2) Includes redemption of $58,569,983 as a result of redemption in-kind on December 13, 1999.


     See Accompanying Notes to Financial Statements.

                                                       FIXED INCOME FUND                   HIGH YIELD FUND
                                                --------------------------------  ---------------------------------
                                                 FOR THE YEAR      FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                     ENDED            ENDED            ENDED             ENDED
                                                AUGUST 31, 2001  AUGUST 31, 2000  AUGUST 31, 2001   AUGUST 31, 2000
                                                --------------------------------  ---------------------------------
FROM OPERATIONS
   Net investment income                         $  30,363,208    $  24,286,001    $  11,161,972    $  11,547,916
   Net realized gain (loss) from investments        13,444,352       (3,626,480)      (8,259,158)         171,989
   Net change in unrealized appreciation
    (depreciation) from investments                 11,770,852        4,006,370       (9,384,238)      (9,343,588)
                                                --------------    --------------   --------------   --------------
   Net increase (decrease) in net assets
    resulting from operations                       55,578,412       24,665,891       (6,481,424)       2,376,317
                                                --------------    --------------   --------------   --------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
     Common Class shares                                    --           (3,752)        (986,354)      (2,320,739)
     Institutional Class shares                    (30,049,605)     (24,101,562)     (10,607,499)      (9,960,821)
   Distributions from net realized gains
     Common Class shares                                    --             (120)              --               --
     Institutional Class shares                             --         (369,326)              --               --
                                                --------------    --------------   --------------   --------------
   Net decrease in net assets from dividends
     and distributions                             (30,049,605)     (24,474,760)     (11,593,853)     (12,281,560)
                                                --------------    --------------   --------------   --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                    154,952,904      196,045,899       37,133,368       56,602,494
   Reinvestment of dividends and distributions      29,412,949       23,071,684       10,365,013       10,512,868
   Net asset value of shares redeemed             (117,612,337)    (129,911,699)     (47,274,311)     (70,503,501)
                                                --------------    --------------   --------------   --------------
   Net increase (decrease) in net assets from
     capital share transactions:                    66,753,516       89,205,884          224,070       (3,388,139)
                                                --------------    --------------   --------------   --------------
   Net increase (decrease) in net assets            92,282,323       89,397,015      (17,851,207)     (13,293,382)
NET ASSETS
   Beginning of year                               440,344,626      350,947,611      115,859,527      129,152,909
                                                --------------    --------------   --------------   --------------
   End of year                                   $ 532,626,949    $ 440,344,626    $  98,008,320    $ 115,859,527
                                                ==============    ==============   ==============   ==============
UNDISTRIBUTED NET INVESTMENT INCOME              $   4,297,059    $   5,065,034    $   1,601,036    $   2,032,917
                                                ==============    ==============   ==============   ==============


                See Accompanying Notes to Financial Statements.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
                              FINANCIAL HIGHLIGHTS
   (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH
                                     PERIOD)

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                    ----------------------------------------------------------------
                                                        2001         2000          1999        1998          1997
                                                    -----------   ----------   -----------  ----------   -----------
PER SHARE DATA
Net asset value, beginning of period                $    23.61    $    23.47   $     22.70  $    22.22   $     19.41
                                                    -----------   ----------   -----------  ----------   -----------
INVESTMENT OPERATIONS
  Net investment income                                   0.08          0.05          0.14        0.15          0.18
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                       (6.45)         4.19          2.90        3.26          2.89
                                                    -----------   ----------   -----------  ----------   -----------
    Total from investment operations                     (6.37)         4.24          3.04        3.41          3.07
                                                    -----------   ----------   -----------  ----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.09)        (0.10)        (0.28)        --          (0.26)
  Distributions from net realized gains                  (6.29)        (4.00)        (1.99)      (2.93)           --
                                                    -----------   ----------   -----------  ----------   -----------
    Total dividends and distributions                    (6.38)        (4.10)        (2.27)      (2.93)        (0.26)
                                                    -----------   ----------   -----------  ----------   -----------
NET ASSET VALUE, END OF PERIOD                      $    10.86    $    23.61   $     23.47  $    22.70   $     22.22
                                                    ===========   ==========   ===========  ==========   ===========
    Total return                                        (34.01)%       17.81%        13.88%      16.74%        15.93%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                  $  244,726    $  505,914   $   675,118  $  623,482   $   568,510
    Ratio of expenses to average
      net assets                                          1.08%(1)      1.07%         1.21%       1.14%         1.16%
    Ratio of net investment income to
      average net assets                                  0.49%         0.04%         0.60%       0.72%         0.71%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                  --            --          0.01%       0.09%         0.09%
  Portfolio turnover rate                                  139%          128%          182%        141%          126%
---------------------------------------------------------------------------------------------------------------------

(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

                 See Accompanying Notes to Financial Statements.

                   CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                                 FINANCIAL HIGHLIGHTS
             (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING
                                THROUGHOUT EACH PERIOD)

                                                                                      FOR THE YEAR ENDED AUGUST 31,
                                                                  ----------------------------------------------------------------
                                                                    2001          2000          1999          1998          1997
                                                                  --------       ------        ------        -------       -------
PER SHARE DATA
Net asset value, beginning of period                             $  20.59      $  19.58      $  21.73      $  24.40       $  19.05
                                                                 --------      --------      --------      --------       --------
INVESTMENT OPERATIONS
  Net investment income                                              0.05          0.07          0.07          0.01           0.14
  Net gain (loss) on investments
    (both realized and unrealized)                                  (4.21)         3.99          7.56          0.88           6.82
                                                                 --------      --------      --------      --------       --------
    Total from investment operations                                (4.16)         4.06          7.63          0.89           6.96
                                                                 --------      --------      --------      --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                              (0.04)        (0.07)        (0.04)        (0.13)         (0.20)
  Distributions from net realized gains                             (4.41)        (2.98)        (9.74)        (3.43)         (1.41)
                                                                 --------      --------      --------      --------       --------
    Total dividends and distributions                               (4.45)        (3.05)        (9.78)        (3.56)         (1.61)
                                                                 --------      --------      --------      --------       --------
NET ASSET VALUE, END OF PERIOD                                   $  11.98      $  20.59      $  19.58      $  21.73       $  24.40
                                                                 ========      ========      ========      ========       ========
    Total return                                                 (22.92)%        22.90%        38.07%         3.18%         38.32%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                                $47,263       $68,343       $70,081       $63,514        $86,182
    Ratio of expenses to average net assets                         1.00%(1)      1.00%         0.99%         1.00%          1.00%
    Ratio of net investment income to average net assets            0.31%         0.32%         0.32%         0.23%          0.67%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                          0.08%         0.14%         0.23%         0.18%          0.18%
  Portfolio turnover rate                                             83%           97%          110%          164%            93%
----------------------------------------------------------------------------------------------------------------------------------

(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

              See Accompanying Notes to Financial Statements.

              CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                             FINANCIAL HIGHLIGHTS
         (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING
                            THROUGHOUT EACH PERIOD)

                                                                                      FOR THE YEAR ENDED AUGUST 31,
                                                                  ----------------------------------------------------------------
                                                                    2001          2000          1999          1998          1997
                                                                  --------       ------        ------        -------       -------
PER SHARE DATA
Net asset value, beginning of period                              $  14.95      $  15.01      $  15.72       $  15.65      $  15.06
                                                                  --------      --------      --------      ---------      --------
INVESTMENT OPERATIONS
  Net investment income                                               1.02          0.94          0.93           0.84          0.92
  Net gain (loss) on investments and futures transactions
    (both realized and unrealized)                                    0.85         (0.01)        (0.56)          0.33          0.76
                                                                  --------      --------      --------      ---------      --------
    Total from investment operations                                  1.87          0.93          0.37           1.17          1.68
                                                                  --------      --------      --------      ---------      --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                               (1.03)        (0.97)        (0.91)         (0.87)        (0.97)
  Distributions from net realized gains                                 --         (0.02)        (0.17)         (0.23)        (0.12)
                                                                  --------      --------      --------      ---------      --------
    Total dividends and distributions                                (1.03)        (0.99)        (1.08)         (1.10)        (1.09)
                                                                  --------      --------      --------      ---------      --------
NET ASSET VALUE, END OF PERIOD                                    $  15.79      $  14.95      $  15.01      $   15.72      $  15.65
                                                                  ========      ========      ========      =========      ========
    Total return                                                    13.02%         6.43%         2.37%          7.77%        11.53%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                                $532,627      $440,345      $350,844       $393,533      $177,219
    Ratio of expenses to average net assets                          0.45%(1)      0.45%         0.44%          0.47%         0.50%
    Ratio of net investment income to average net assets             6.71%         6.51%          5.9%          5.87%         6.31%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.06%         0.11%         0.18%          0.27%         0.28%
  Portfolio turnover rate                                             449%          520%          569%           372%          372%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

              See Accompanying Notes to Financial Statements.

              CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                            FINANCIAL HIGHLIGHTS
        (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING
                           THROUGHOUT EACH PERIOD)

                                                                                      FOR THE YEAR ENDED AUGUST 31,
                                                                  ----------------------------------------------------------------
                                                                    2001          2000          1999          1998          1997
                                                                  --------       ------        ------        -------       -------
PER SHARE DATA
Net asset value, beginning of period                             $  14.11      $  15.32       $  16.60      $  17.08      $  16.09
                                                                 --------      --------       --------      --------      --------
INVESTMENT OPERATIONS
  Net investment income                                              1.40          1.41           1.42          1.43          1.37
  Net gain (loss) on investments
    (both realized and unrealized)                                  (2.21)        (1.13)         (1.33)        (0.49)         0.96
                                                                 --------      --------       --------      --------      --------
    Total from investment operations                                (0.81)         0.28           0.09          0.94          2.33
                                                                 --------      --------       --------      --------      --------
LESS DIVIDENDS
  Dividends from net investment income                              (1.46)        (1.49)         (1.37)        (1.42)        (1.34)
                                                                 --------      --------       --------      --------      --------
NET ASSET VALUE, END OF PERIOD                                   $  11.84      $  14.11       $  15.32      $  16.60      $  17.08
                                                                 ========      ========       ========      ========      ========
    Total return                                                  (5.71)%         1.84%          0.67%         5.48%        15.17%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                                                $98,008       $94,333        $95,129       $94,044       $92,630
    Ratio of expenses to average net assets                         0.70%(1)      0.70%(1)       0.69%         0.70%         0.70%
    Ratio of net investment income to average net assets           11.06%         9.59%          9.10%         8.12%         8.44%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                          0.30%         0.45%          0.35%         0.44%         0.43%
  Portfolio turnover rate                                             20%           31%            40%           60%           84%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

                  See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                               AUGUST 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Institutional Funds covered in the report are comprised of Credit Suisse Institutional International Fund, formerly Credit Suisse Institutional International Growth Fund ("International") (Class A, B and C shares of International are presented in a separate report), Credit Suisse Institutional U.S. Core Equity Fund ("Core Equity"), Credit Suisse Institutional Fixed Income Fund, formerly Credit Suisse Institutional U.S. Core Fixed Income Fund ("Fixed Income"), and Credit Suisse Institutional High Yield Fund, formerly Warburg, Pincus High Yield Fund, Inc. ("High Yield") (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies.

     Core Equity, Fixed Income and High Yield are authorized to offer three classes of shares: Common, Advisor and Institutional, although only Institutional shares of each Fund are currently offered. Outstanding Common shares of High Yield were exchanged for Institutional shares of equal value of the same fund on January 2, 2001. International is authorized to offer six classes of shares: Common, Advisor, Institutional, Class A, Class B and Class C, although only Institutional, Class A, Class B and Class C shares are currently offered. Common shares of High Yield bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate equal to
 .25% of the average daily net asset value of the Fund's outstanding Common shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net assets of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. In addition, Common, Class A, Class B and Class C shares bear co-administration fees. No compensation is payable for distribution services for each Fund's Institutional shares.

     Certain of the Funds are permitted to engage in the investment strategies described in the Notes to Financial Statements. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available at any time in the future. Please refer to each Fund's prospectus(es) and statement of additional information for a description of its investment strategies.

              A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

              B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized and unrealized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

              C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

              In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Funds to classify gains and losses on mortgage and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The Funds expect that the impact of the adoption of this principle will not be material to the financial statements.

              D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued, including amortization of premium and discount, and dividends earned on the Fund's portfolio securities for the applicable period less applicable expenses. International and Core Equity will each distribute substantially all of is net realized capital gains and all net investment income, if any, to its shareholders at least annually. Fixed Income and High Yield will each distribute substantially all of its net realized capital gains, if any, to its shareholders at least annually and will distribute net investment income at least quarterly.

              The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to accounting principles generally accepted in the United States of America (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, passive foreign investment companies and forward foreign currency contracts. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification.

              At August 31, 2001, International and Fixed Income reclassified $(6,507,445) and $(1,081,578), respectively, from accumulated net realized gain (loss) to undistributed net investment income. International reclassified $(4,810,180) from accumulated net realized loss and $(2,585,318) from net investment income to capital contributions. High Yield reclassified $(6,139,473) from accumulated net realized loss to capital contributions.

              E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

              G) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each Fund's custodian or an authorized securities depository. The Funds held no repurchase agreements at August 31, 2001.

              H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. International had an open forward foreign currency contract at August 31, 2001 as follows:

                                        EXPIRATION    FOREIGN CURRENCY     CONTRACT          CONTRACT      UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT          DATE          TO BE SOLD         AMOUNT             VALUE          LOSS
---------------------------------       ----------    ----------------     --------          --------      ----------
Japanese Yen                              10/17/01      2,835,760,000    $ 22,908,682     $ 23,988,834    $(1,080,152)


              I) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or securities prices, or for other purposes. Certain Funds may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, each Fund is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more that the original margin deposit required to initiate a futures transaction.

              As of August 31, 2001, Fixed Income held the following futures contracts:

                                                                                               UNREALIZED
     FUTURES                                  EXPIRATION      CONTRACT         CONTRACT        APPRECIATION
     CONTRACTS                                   DATE          AMOUNT           VALUE         (DEPRECIATION)
     ---------                                ----------      --------         --------       --------------
     U.S. Treasury 2 Year Notes Futures         12/27/01    $ 72,949,656     $ 73,203,375       $  253,719
     U.S. Treasury 5 Year Notes Futures         12/19/01      60,621,899       60,914,063          292,164
     U.S. Treasury 10 Year Notes Futures        12/19/01       1,514,765        1,526,953           12,188
                                                            ------------     ------------       ----------
                                                            $135,086,320     $135,644,391       $  558,071
                                                            ============     ============       ==========
     U.S. Treasury 10 Year Notes Futures        12/19/01     (87,580,797)     (87,969,000)        (388,203)
     U.S. Treasury Bond Futures                 12/19/01        (520,586)        (526,563)          (5,977)
                                                            ------------     ------------       ----------
                                                            $(88,101,383)    $(88,495,563)      $ (394,180)
                                                            ============     ============       ==========

              J) TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

              K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

              The market value of securities on loan to brokers and the value of collateral held by International with respect to such loans (including the right to draw on letter of credit) at August 31, 2001 is as follows:

          MARKET VALUE OF           VALUE OF
         SECURITIES LOANED    COLLATERAL RECEIVED
         -----------------    -------------------
            $11,084,446            $11,847,722

              Pursuant to an agreement dated July 30, 2001, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, was engaged by International to act as the fund's securities lending agent. Beginning on August 13, 2001, CSFB began lending the fund's securities. For the period ended August 31, 2001, the Fund earned $4,241 from securities lending transactions.

              Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the funds fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

              L) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

              Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

              The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisitions and dispositions of securities by each Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

              Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

              In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to investment advisory agreements, Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for each of the four Funds described herein.

     For its advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets:

     FUND                                                    ANNUAL RATE
     ----                                                    -----------
     International                                 0.80% of average daily net assets
     Core Equity                                   0.75% of average daily net assets
     Fixed Income                                  0.375% of average daily net assets
     High Yield                                    0.70 % of average daily net assets

     CSAM may, at its discretion, voluntarily waive all or a portion of its advisory fee for any of the Funds. For the year ended August 31, 2001, advisory fees and waivers for each of the four Funds were as follows:

                                                          GROSS                                      NET
                                                        ADVISORY                                  ADVISORY
     FUND                                                  FEE               WAIVER                  FEE
     ----                                               --------             ------               --------
     International                                     $2,705,262          $      --             $2,705,262
     Core Equity                                          418,198            (46,970)               371,228
     Fixed Income                                       1,697,267           (271,292)             1,425,975
     High Yield                                           709,069           (312,898)               396,171

Boston Financial Data Services, Inc. ("BFDS") serves as each Fund's transfer and dividend disbursement agent. The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended August 31, 2001, the Funds received credits or reimbursements under this arrangement as follows:

     FUND                                                      AMOUNT
     -------------------------                                -------
     International                                            $ 9,763
     Core Equity                                                1,229
     Fixed Income                                              16,180
     High Yield                                                 2,856

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the year ended August 31, 2001, the Funds reimbursed CSAM, which is included in the Funds' transfer agent expense, as follows:

     FUND                                                      AMOUNT
     -------------------------                                -------
     International                                              $ 475
     Core Equity                                                5,150
     High Yield                                                 1,932

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as co-administrator to each Fund. PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, also serves as each Fund's co-administrator. For administration services, each Fund pays CSAMSI a fee calculated at an annual rate of .05% of the Fund's first $125 million in average daily nets assets of the Common, Class A, Class B and Class C shares and
 .10% of average daily net assets of the Common, Class A, Class B and Class C shares over $125 million. No compensation is payable by the Funds to CSAMSI for co-administration services for the Institutional shares.

     CSAMSI may, at its discretion, voluntarily waive all or a portion of its administration fee for any of the Funds. For the year ended August 31, 2001, co-administration fees earned and waived by CSAMSI were as follows

                                                         GROSS                                      NET
     FUND                                        CO-ADMINISTRATION FEE      WAIVER         CO-ADMINISTRATION FEE
     -------------------------                   ---------------------     --------        ---------------------
     International                                      $    1             $    (1)                $ --
     High Yield                                          3,170              (2,536)                 634

     For administration services, PFPC received a fee, for the period September 1, 2000 through February 4, 2001, on each Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

     FUND                                        ANNUAL RATE
     -------------------------          ------------------------------
     International                      .11% for first $500 million
                                        .09% for next $1 billion
                                        .07% for over $1.5 billion

     Core Equity                        .10% for first $500 million
                                        .08% for next $1 billion
                                        .06% for over $1.5 billion

     Fixed Income & High Yield          .07% for first $150 million
                                        .06% for next $150 million
                                        .05% for over $300 million

Effective February 5, 2001, PFPC receives a fee calculated on each Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

     FUND                                        ANNUAL RATE
     -------------------------          ------------------------------
     International                      .08% for first $500 million
                                        .07% for next $1 billion
                                        .06% for over $1.5 billion

     Core Equity                        .075% for first $500 million
                                        .065% for next $1 billion
                                        .055% for over $1.5 billion

     Fixed Income & High Yield          .07% for first $150 million
                                        .06% for next $150 million
                                        .05% for over $300 million

     For the year ended August 31, 2001, the co-administration fees earned by PFPC (including out-of-pocket expenses) were as follows:

     FUND                                         CO-ADMINISTRATION FEE
     --------------------                         ---------------------
     International                                      $336,378
     Core Equity                                          51,277
     Fixed Income                                        301,155
     High Yield                                          108,858

     In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor to each Fund. CSAMSI receives compensation from each Fund's Common, Class A, Class B and Class C shares under the co-administration agreement for shareholder servicing and distribution. Under the Shareholder Servicing and Distribution Plan on the Common shares and the Plan of Distribution for the Class A shares, CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common and Class A shares of each Fund. Under the Plan of Distribution for the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of average daily net assets of the Class B and Class C shares of the Fund.

     For the year ended August 31, 2001, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                             SHAREHOLDER SERVICING/
     FUND                       DISTRIBUTION FEE
     ------------------      ----------------------
     International
        Class B                          $ 1
        Class C                           16
                                     -------
                                         $17
                                     =======

     High Yield
        Common Class                 $15,851
                                     =======

     For the year ended August 31, 2001 CSAMSI and its affiliates advised International that it retained $1,741 from commissions earned on the sale of International's shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the year ended August 31, 2001, Merrill was paid by the Funds as follows:

                                                       FINANCIAL
     FUND                                           PRINTING SERVICES
     -----------------                              -----------------
     International                                        $5,765
     Core Equity                                           7,946
     Fixed Income                                         17,769
     High Yield                                           17,689

NOTE 3. LINE OF CREDIT

     Through June 19, 2001, the Funds, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Fund's share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as was determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility.

     During the year ended August 31, 2001, the following Funds had borrowings under the Prior Credit Facility and the New Credit Facility:

                                                  AVERAGE         MAXIMUM
                           AVERAGE DAILY         INTEREST        DAILY LOAN
     FUND                  LOAN BALANCE           RATE %         OUTSTANDING
     ----------------      ------------          --------        -----------
     International            $152,542            6.409%          $6,990,000
     Core Equity                 4,274            4.313              520,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended August 31, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                 INVESTMENT SECURITIES
                            -------------------------------
     FUND                      PURCHASES         SALES
     -----------------      --------------   --------------
     International          $  464,467,606   $  572,689,501
     Core Equity                46,030,460       50,114,436
     Fixed Income            2,111,241,905    2,047,926,749
     High Yield                 26,678,737       19,975,417

     At August 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

                               UNREALIZED          UNREALIZED        NET UNREALIZED
     FUND                     APPRECIATION        DEPRECIATION        APPRECIATION
     ---------------          ------------        ------------       --------------
     International            $ 8,425,865         $(34,519,774)       $(26,093,909)
     Core Equity                1,767,393           (5,398,993)         (3,631,600)
     Fixed Income              16,427,817          (10,041,014)          6,386,803
     High Yield                 3,485,570          (28,790,322)        (25,304,752)

NOTE 5. CAPITAL SHARE TRANSACTIONS

     Each class of shares of each Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each year were as follows:

                                                              INTERNATIONAL FUND
                              ------------------------------------------------------------------------------------
                                             INSTITUTIONAL CLASS                                COMMON CLASS
                              --------------------------------------------------------    ------------------------
                                FOR THE YEAR ENDED              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                  AUGUST 31, 2001                 AUGUST 31, 2000             AUGUST 31, 2000(1)
                              -------------------------     --------------------------     -----------------------
                               SHARES         VALUE          SHARES          VALUE          SHARES        VALUE
                              ---------   -------------     ---------    -------------     -------    ------------
   Shares sold                5,004,131   $  60,879,964     4,816,796    $ 118,433,387     164,720    $  3,922,608
   Shares issued in
     reinvestment of
     dividends and
     distributions            8,023,437     117,864,284     4,107,321       98,493,562      55,595       1,323,700
   Shares redeemed          (11,915,181)   (175,769,750)  (16,261,136)    (396,495,640)   (597,695)    (14,418,762)
                            -----------   -------------   -----------    -------------    --------    ------------
   Net increase (decrease)    1,112,387   $   2,974,498    (7,337,019)   $(179,568,691)   (377,380)   $ (9,172,454)
                            ===========   =============   ===========    =============    ========    ============

                                                 INTERNATIONAL FUND
                           ------------------------------------------------------------------
                                 CLASS A                CLASS B                 CLASS C
                           ------------------      ------------------      ------------------
                           FOR THE YEAR ENDED      FOR THE YEAR ENDED      FOR THE YEAR ENDED
                           AUGUST 31, 2001(2)       AUGUST 31, 2001(2)      AUGUST 31, 2001(2)
                           ------------------      ------------------      ------------------
                           SHARES      VALUE       SHARES       VALUE       SHARES     VALUE
                           ------     ------       ------      ------      -------    -------
   Shares sold               98       $1,094         103       $1,150       1,850     $21,150
                           ------     ------       ------      ------      -------    -------
   Net increase              98       $1,094         103       $1,150       1,850     $21,150
                           ======     ======       ======      ======      =======    =======

                                                        U.S. CORE EQUITY FUND
                           --------------------------------------------------------------------------------
                                              INSTITUTIONAL CLASS                         COMMON CLASS
                           --------------------------------------------------------    --------------------
                              FOR THE YEAR ENDED            FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                AUGUST 31, 2001               AUGUST 31, 2000            AUGUST 31, 2000(1)
                           --------------------------     -------------------------    --------------------
                              SHARES        VALUE          SHARES         VALUE         SHARES      VALUE
                           ----------    ------------     ---------    ------------    -------    ---------
   Shares sold                714,002    $  9,777,045       626,979    $ 12,171,794        615    $  11,900
   Shares issued in
     reinvestment of
     dividends and
     distributions          1,043,143      14,301,493       554,388      10,045,510      1,202       21,723
   Shares redeemed         (1,131,651)    (15,352,515)   (1,440,669)    (28,835,336)    (8,663)    (166,578)
                           -----------   ------------     ---------    ------------     -------   ---------
   Net increase (decrease)    625,494    $  8,726,023      (259,302)   $ (6,618,032)    (6,846)   $(132,955)
                           ===========   ============     =========    ============     =======   =========

                                                               FIXED INCOME FUND
                            ---------------------------------------------------------------------------------
                                              INSTITUTIONAL CLASS                          COMMON CLASS
                            ---------------------------------------------------------   ---------------------
                                FOR THE YEAR ENDED           FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                  AUGUST 31, 2001              AUGUST 31, 2000           AUGUST 31, 2000(1)
                            ---------------------------   ---------------------------   ---------------------
                              SHARES          VALUE         SHARES          VALUE        SHARES       VALUE
                            ----------    -------------   ----------    -------------   --------    ---------
   Shares sold               9,975,897    $ 154,952,904   13,220,257    $ 195,738,892     20,559    $ 307,007
   Shares issued in
     reinvestment of
     dividends and
     distributions           1,946,116       29,412,949    1,561,312       23,067,990        249        3,694
   Shares redeemed          (7,644,915)    (117,612,337)  (8,706,563)    (129,498,578)   (27,742)    (413,121)
                            ----------    -------------    ---------    -------------    -------    ---------
   Net increase (decrease)   4,277,098    $  66,753,516    6,075,006    $  89,308,304     (6,934)   $(102,420)
                            ==========    =============    =========    =============    =======    =========

(1)  For the period ended January 7, 2000 (ceased operations).

(2)  For the period July 31, 2001 (inception date) to August 31, 2001.

                                                                      HIGH YIELD FUND
                        ------------------------------------------------------------------------------------------------------
                                      INSTITUTIONAL CLASS                                       COMMON CLASS
                        --------------------------------------------------  --------------------------------------------------
                           FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                             AUGUST 31, 2001           AUGUST 31, 2000           AUGUST 31, 2001(1)       AUGUST 31, 2000
                        ------------------------  ------------------------  ------------------------  ------------------------
                          SHARES       VALUE        SHARES       VALUE         SHARES      VALUE         SHARES       VALUE
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold              2,664,686  $ 33,025,601   2,155,537  $ 32,053,915     306,327  $  4,107,767   1,632,299  $ 24,548,579
Shares issued in
  reinvestment of
  dividends                787,182     9,686,761     598,187     8,761,962      52,432       678,252     118,785     1,750,906
Shares redeemed         (1,859,830)  (23,538,789) (2,275,997)  (33,390,183) (1,877,140)  (23,735,522) (2,444,588)  (37,113,318)
                         ---------  ------------   ---------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)  1,592,038  $ 19,173,573     477,727  $  7,425,694  (1,518,381) $(18,949,503)   (693,504) $(10,813,833)
                         =========  ============   =========  ============  ==========  ============  ==========  ============

(1)  For the period ended January 2, 2001 (ceased operations).

     On August 31, 2001, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds are as follows:

                                                    NUMBER OF   APPROXIMATE PERCENTAGE
                                                  SHAREHOLDERS   OF OUTSTANDING SHARES
                                                  ------------  ----------------------
            International
                  Institutional Class                  6                   63.13%
                  Class A                              1                   91.37%
                  Class B                              1                   86.89%
                  Class C                              1                   94.44%
            Core Equity
                  Institutional Class                  4                   89.62%
            Fixed Income
                  Institutional Class                  5                   65.84%
            High Yield
                  Institutional Class                  4                   60.87%

NOTE 6. CAPITAL LOSS CARRYOVER

     At August 31, 2001, capital loss carryovers were available to offset future realized gains as follows: $3,553,884 in International which expires in 2009, $10,539,570 in High Yield of which $4,986,021 expires in 2003, $3,354,749 expires in 2005, $341,638 expires in 2007 and $1,857,162 expires in 2008. In addition, International Core Equity, Fixed Income and High Yield had deferred post October losses of $76,077,733, $6,043,011, $448,782 and $8,969,704, respectively.

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and the Institutional Class Shareholders of
  Credit Suisse Institutional International Fund, Inc.;
  Credit Suisse Institutional U.S. Core Equity Fund, Inc.;
  Credit Suisse Institutional Fixed Income Fund, Inc.;
  Credit Suisse Institutional High Yield Fund, Inc.

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse International Fund, Inc. (formerly known as Credit Suisse Institutional International Growth Fund, Inc.), Credit Suisse Institutional U.S. Core Equity Fund, Inc., Credit Suisse Institutional Fixed Income Fund, Inc. (formerly known as Credit Suisse Institutional U.S. Core Fixed Income Fund, Inc.) and Credit Suisse Institutional High Yield Fund, Inc. (formerly known as Warburg, Pincus High Yield Fund, Inc.) (all funds collectively referred to as the "Funds") at August 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights (financial highlights for Class A, B, and C of Credit Suisse Institutional International Fund, Inc. are presented in a separate report) for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 15, 2001

                         CREDIT SUISSE INSTITUTIONAL FUNDS
                             TAX INFORMATION LETTER

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND (UNAUDITED)

     During the fiscal year ended August 31, 2001, the Credit Suisse Institutional International Fund distributed $1,456,113 of foreign source income on which the Fund paid foreign taxes of $626,400. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code 1986, as amended the "Code", and the Treasury Regulations thereunder.

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS (UNAUDITED)

     Corporate shareholders should note that for the fiscal year ended August 31, 2001, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualifies for the intercorporate dividends received deductions is as follows:

                                                               PERCENTAGE
                                                               ----------
     U.S. Core Equity                                             7.27%

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

     During the year ended August 31, 2001, the following Funds declared the following dividends from realized capital gains:

                                                               SHORT-TERM        LONG-TERM
                                                              CAPITAL GAIN     CAPITAL GAIN
                                                                PER SHARE        PER SHARE
                                                              ------------     ------------
     International                                               $4.1725           $2.1203
     U.S. Core Equity                                             3.1065            1.3071

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

                     P.O. Box 9030, Boston, MA 02205-9030
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.     CSIUS-2-0801